                                                     Registration No.  2-49887
                                                            File No.  811-2454

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No. __                                          [    ]

Post-Effective Amendment No. 71                                           [X ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANYACT OF 1940             [X]

Amendment No. 40                                                           [X]

                     OPPENHEIMER MONEY MARKET FUND, INC.
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street-11th Floor, New York, New York
                                  10218-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [X]   on November 9, 2007 pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Money Market Fund, Inc.

Prospectus dated November 9, 2007

                                         Oppenheimer  Money Market Fund, Inc. is
                                         a  money  market   mutual   fund.   Its
                                         objective   is  to  seek  the   maximum
                                         current income that is consistent  with
                                         stability   of   principal.   The  Fund
                                         invests  in  short-term,   high-quality
                                         "money market" instruments.

                                               This     prospectus      contains
                                         important  information about the Fund's
                                         objective,   its  investment  policies,
                                         strategies and risks.  It also contains
                                         important  information about how to buy
                                         and sell  shares  of the Fund and other
                                         account  features.   Please  read  this
                                         prospectus  carefully before you invest
                                         and keep it for future  reference about
                                         your account.
As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the Fund's
securities nor has it determined that
this prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.

CONTENTS

            ABOUT THE FUND

            The Fund's Investment Objective and Principal Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares

            Class A Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Strategies

WHAT IS THE  FUND'S  INVESTMENT  OBJECTIVE?  The  Fund's  objective  is to seek the  maximum current income that is consistent with stability of principal.

WHAT DOES THE FUND INVEST IN? The Fund is a money  market fund that  invests in a variety of money market  instruments to seek current income.  Money market  instruments are short-term,
high-quality  debt  instruments  issued  by  the  U.S.  government,   domestic  and  foreign
corporations,  financial  institutions and other entities.  They include, for example,  bank obligations,  repurchase agreements,  commercial paper, other corporate debt obligations and government debt obligations.

      To be  considered  "high-quality,"  generally  they  must be  rated  in one of the two highest credit-quality categories for short-term securities by nationally-recognized  rating services.  If unrated,  a security  must be  determined  by the Fund's  investment  manager,
OppenheimerFunds, Inc. (the "Manager"), to be of comparable quality to rated securities.

WHO IS THE FUND  DESIGNED FOR? The Fund is designed for investors who want to earn income at current money market rates while preserving the value of their investment,  because the Fund tries to keep its share price stable at $1.00.  Income on short-term  securities tends to be lower than income on longer term debt  securities,  so the Fund's yield will likely be lower than the yield on longer-term  fixed income funds.  The Fund also offers easy access to your money through checkwriting and wire redemption privileges.  The Fund does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Fund

      All  investments  carry risks to some degree.  The Fund's  investments  are subject to changes in their value from a number of  factors,  described  below.  There is also the risk that the value of your investment  could be eroded over time by the effects of inflation and that poor  security  selection by the  Manager,  will cause the Fund to  underperform  other funds having similar objectives.

      There are risks that the  issuer of  obligations  that the Fund  holds  could have its credit rating  downgraded,  or could  default,  or that  interest  rates could rise sharply, causing the value of the Fund's  investments  (and its share  price) to fall.  If there is a high redemption demand for the Fund's shares that was not anticipated,  portfolio securities might have to be sold prior to their maturity at a loss.
As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

      An  investment  in the  Fund is not  insured  or  guaranteed  by the  Federal  Deposit
Insurance  Corporation or any other government  agency.  Although the Fund seeks to preserve the value of your  investment at $1.00 per share,  it is possible to lose money by investing in the Fund.

The Fund's Past Performance

      The bar chart and table below show one measure of the risks of  investing in the Fund, by showing changes in the Fund's  performance (for its Class A shares) from year to year for the last 10 calendar  years and by showing the average  annual total  returns for the 1-, 5-
and 10- year periods.  Variability  of returns is one measure of the risks of investing in a money  market fund.  The Fund's past  investment  performance  does not predict how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/07 through  9/30/07,  the cumulative  return for Class A shares (not annualized)  was 3.64%.  During the period shown in the bar chart,  the highest  return (not annualized)  for a calendar  quarter  was 1.52% (3rd and 4th Qtr '00) and the lowest  return
(not annualized) for a calendar quarter was 0.09% (1st Qtr `04).

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Average  Annual  Total  Returns  for

the periods                             1 Year        5 Years       10 Years
ended December 31, 2006                             (or life of

                                                      class)
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Class A Shares (inception 4/17/74)      4.56%          1.97%          3.39%

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Class Y Shares (inception 8/27/04)      4.77%          3.43%           N/A

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The  returns  measure  the  performance  of a  hypothetical  account  and  assume  that  all distributions have been reinvested in additional shares.

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The total returns are not the Fund's current yield. The Fund's yield more closely reflects
the Fund's current earnings.   To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at 1.800.CALL OPP (225.5677).
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Fees and Expenses of the Fund

      The  following  tables are provided to help you  understand  the fees and expenses you may pay if you buy and  hold  shares  of the  Fund.  The Fund  pays a  variety  of  expenses directly  for the  management  of its  assets,  administration  and  other  services.  Those expenses are subtracted  from the Fund's assets to calculate the Fund's net asset values per share.  All  shareholders  therefore pay those  expenses  indirectly.  The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2007.

Shareholder  Fees.  The Fund does not charge any  initial  sales  charge to buy shares or to reinvest  dividends.  There  are no  exchange  fees or  redemption  fees  and no  contingent deferred  sales charges  (unless you buy Fund shares by  exchanging  Class A shares of other
Oppenheimer  funds that were purchased  subject to a contingent  deferred  sales charge,  as described in "How to Sell Shares").

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                                               Class A             Class Y
                                               Shares               Shares
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Management Fees                                 0.41%               0.41%
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Distribution (12b-1) Fees                       None                 None
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Other Expenses(1)                               0.24%               0.02%

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Total Annual Operating Expenses                 0.65%               0.43%

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   1.Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.  The "Other
   Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit these fees to 0.35% for Class A shares and 0.10% for
   Class Y shares of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time.  For the Fund's fiscal year ended July 31, 2007, the transfer agent fees did not exceed the expense limitation for Class A or Class Y shares.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

      The example  assumes that you invest  $10,000 in the indicated  class of shares of the
Fund for the time periods  indicated,  reinvest your  dividends and  distributions  and then redeem all of your shares at the end of those  periods.  The example  also assumes that your investment  has a 5% return  each year and that the  Fund's  operating  expenses  remain the same. Your actual costs may be higher or lower,  because expenses will vary over time. Based on these  assumptions  your  expenses  would be as  follows,  whether or not you redeem your investment at the end of each period:

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                    1 Year         3 Years            5 Years           10 Years
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    Class A          $67             $209              $363               $813

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    Class Y          $44             $138              $241               $543
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About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES  AND  RISKS.  The Fund  invests  in  short-term, high-quality  securities meeting quality standards  established by its Board of Directors as well as rules that apply to money market funds under the Investment  Company Act of 1940, as amended (the  "Investment  Company Act"). The Statement of Additional  Information  contains more detailed information about the Fund's investment policies and risks.

      The  Manager  tries to  reduce  risks by  diversifying  investments  and by  carefully researching  investments before they are purchased.  The rate of the Fund's income will vary from day to day, generally  reflecting  changes in overall short-term  interest rates. There is no assurance that the Fund will achieve its investment objective.

What Does the Fund Invest In? Money market  instruments  are  high-quality,  short-term debt instruments.  They may have fixed,  variable or floating  interest  rates.  All of the
      Fund's  money  market   investments   must  meet  the  special  quality  and  maturity
      requirements  set under the  Investment  Company Act and the special  standards set by the Fund's Board,  described  briefly below.  The following is a brief  description of the types of money market securities the Fund may invest in.

   o  U.S.  Government  Securities.  These include  obligations  issued or guaranteed by the
      U.S.  Government  or  any  of its  agencies  or  instrumentalities.  Some  are  direct obligations of the U.S.  Treasury,  such as Treasury bills,  notes and bonds,  and are supported  by the full faith and credit of the United  States.  Other U.S.  government securities,  such as  pass-through  certificates  issued  by the  Government  National
      Mortgage  Association (Ginnie Mae), are also supported by the full faith and credit of the United States.  Some  securities  issued by agencies or  instrumentalities  of the
      U.S.  government  are  supported  by the right of the  issuer to borrow  from the U.S.
      Treasury,  such as securities of the Federal  National  Mortgage  Association  (Fannie
      Mae).  Others may be  supported  only by the credit of the agency or  instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).
   o  Bank  Obligations.  The  Fund can buy  time  deposits,  certificates  of  deposit  and bankers'  acceptances  issued by U.S. or foreign banks,  including foreign branches of
      U.S.  banks.  These  obligations  must be denominated in U.S.  dollars.  Securities of foreign banks must be payable in the United States or in other  locations  approved by the Fund's Board.  Securities  issued by foreign banks have investment risks different from obligations of domestic branches of U.S. banks.

   o  Commercial  Paper.  Commercial paper is a short-term,  unsecured  promissory note of a domestic  or foreign  company or other  financial  firm.  The Fund may buy  commercial paper only if it matures in nine months or less from the date of purchase.
   o  Corporate Debt  Obligations.  The Fund can invest in other  short-term  corporate debt obligations,  besides  commercial paper, that at the time of purchase by the Fund meet the Fund's quality standards, described below.

o     Floating  Rate/Variable  Rate  Notes.  The Fund can  purchase  notes with  floating or
         variable  interest  rates.   Variable  rates  are  adjustable  at  stated  periodic
         intervals.  Floating  rates are  adjusted  automatically  according  to a specified market rate or  benchmark,  such as the prime rate of a bank.  If the maturity of a note is  greater  than  397  days,  it may be  purchased  only  if it has a  demand feature.  The feature must permit the Fund to recover the  principal  amount of the note on not more than thirty  days' notice at any time,  or at specified  times not exceeding 397 days from purchase.

   o  Other Money Market  Obligations.  The Fund may invest in obligations  other than those listed  above  if  they  are  guaranteed  as to  their  principal  and  interest  by a corporation  whose  commercial  paper may be  purchased  by the Fund or by a  domestic bank. The bank must meet credit criteria set by the Fund's Board of Directors.

      Additionally,  the Fund may buy  other  money  market  instruments  that its  Board of
Directors  approves  from  time to time.  They  must be U.S.  dollar-denominated  short-term investments that the Board must determine to have minimal credit risks.

WHAT CREDIT QUALITY AND MATURITY  STANDARDS  APPLY TO THE FUND'S  INVESTMENTS?  Money market instruments  are  subject to credit  risk,  the risk that the issuer  might not make  timely payments of interest on the  security or repay  principal  when it is due.  The Fund may buy only  those  investments  that  meet  standards  set by the  Board of  Directors  and in the
Investment  Company Act for money  market  funds.  The Fund's  Board has adopted  evaluation procedures for the Fund's  portfolio,  and the Manager has the  responsibility  to implement those procedures when selecting investments for the Fund.

      In general,  the Fund buys only  high-quality  investments  that the Manager  believes present minimal credit risk at the time of purchase. "High-quality" investments are:
   o  rated in one of the two highest  short-term  rating  categories of two national rating organizations, or
   o  rated by one rating  organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
   o  unrated  investments,  subject  to  review  by the  Fund's  Board,  that  the  Manager determines are comparable in quality to the two highest rating categories.

      The procedures  also limit the amount of the Fund's assets that can be invested in the
securities  of  any  one  issuer  (other  than  the  U.S.   government,   its  agencies  and
instrumentalities),  to spread the Fund's investment risks.  Generally a security's maturity must not exceed 397 days.  Finally,  the Fund must maintain an average portfolio maturity of not more than 90 days.

Investments by a "Funds of Funds." Class Y shares of the Fund are offered as an investment to an Oppenheimer "fund of funds." The Fund's Board of Directors has approved making the Fund's shares available as an alternative investment for that fund. From time to time, that fund of funds may invest up to 20% of its assets in shares of the Fund.
      The fund of funds typically uses asset allocation strategies under which it may increase or reduce the amount of its investment in an underlying fund frequently, and may do so on a daily basis during volatile market conditions. If the size of the fund of funds' purchases and redemptions of the Fund's shares were significant relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance for all share classes. For a further discussion of the possible effects of frequent trading in the Fund's shares, please refer to the section titled "Are
      There Limitations on Frequent Purchases, Redemptions and Exchanges?" in this prospectus.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE? The Board of Directors of the Fund
may change  non-fundamental  policies without  shareholder  approval,  although  significant changes will be described in amendments to this prospectus.  Fundamental  policies cannot be changed  without the approval of a majority of the Fund's  outstanding  voting  shares.  The
Fund's investment  objective is a fundamental policy. Some investment  restrictions that are fundamental  policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental unless this prospectus or the Statement of Additional  Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek its objective,  the Fund can also use the investment techniques and strategies  described below. The Fund might not always use all of them. These techniques  involve  risks,  although  some of them  are  designed  to help  reduce  overall
investment  or  market  risks.  The  Statement  of  Additional   Information  contains  more
information about some of these practices.

Asset-Backed  Securities.  The  Fund can  invest  in  asset-backed  investments.  These  are fractional  interests in pools of consumer  loans and other trade  receivables,  which are the obligations of a number of different  parties.  The income from the underlying pool is passed through to investors, such as the Fund.

      These  investments  might be  supported by a credit  enhancement,  such as a letter of credit, a guarantee or a preference right.  However, the credit enhancement  generally applies only to a fraction of the security's  value. If the issuer of the security has no security interest in the related collateral,  there is the risk that the Fund could lose money if the issuer defaults.

Repurchase  Agreements.  The Fund may enter  into  repurchase  agreements.  In a  repurchase transaction,  the Fund buys a security and  simultaneously  sells it to the vendor for delivery  at a  future  date.  Repurchase  agreements  must be  fully  collateralized.
      However,  if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing of the collateral  and may experience  losses if there is any  delay  in its  ability  to do so.  The  Fund  will not  enter  into a  repurchase agreement  that will cause more than 10% of its net assets to be subject to repurchase agreements  maturing in more than seven  days.  There is no limit on the amount of the
      Fund's net assets that may be subject to repurchase agreements of seven days or less.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading  market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted  securities may have terms that limit their resale to other  investors  or may require  registration  under  applicable  securities  laws before  they can be sold  publicly.  The Fund will not invest more than 10% of its net assets in  illiquid  or  restricted  securities.  That limit does not apply to certain restricted  securities  that  are  eligible  for  resale  to  qualified  institutional purchasers.  The Manager monitors holdings of illiquid  securities on an ongoing basis to determine whether to sell any holdings to maintain adequate  liquidity.  Difficulty in selling a security may result in a loss to the Fund or additional costs.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the
      Securities and Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional
      Information.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and  handles  its  day-to-day business.  The Manager  carries out its duties,  subject to the policies  established by the
Fund's  Board  of  Directors,  under an  investment  advisory  agreement  which  states  the
Manager's  responsibilities.  The  agreement  sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment  adviser since January 1960. The Manager and its  subsidiaries and controlled  affiliates  managed more than $260 billion in assets as of
September 30, 2007,  including other Oppenheimer funds with more than 6 million  shareholder accounts.  The Manager is located at Two World Financial  Center,  225 Liberty Street,  11th
Floor, New York, NY 10281-1008.

Advisory  Fees.  Under the  Investment  Advisory  Agreement,  the Fund pays the  Manager  an advisory fee at an annual rate that declines on  additional  assets as the Fund grows:
      0.45% of the first  $500  million of  aggregate  net  assets,  0.425% of the next $500 million of net assets,  0.40% of the next $500  million of net  assets,  0.375% of the next $1.5 billion of net assets,  and 0.35% of average  annual net assets in excess of
      $3.0 billion.  The Fund's  management  fee for the fiscal year ended July 31, 2007 was
      0.41% of the Fund's average annual net assets for each class.

       A discussion  regarding the basis for the Board of Directors'  approval of the Fund's investment  advisory  contract is  available in the Fund's  Semi-Annual  Report to the shareholders for six month period ended January 31, 2007.

Portfolio Managers.  The Fund's portfolio is managed by Barry D. Weiss and Carol E. Wolf who are primarily responsible for the day-to-day management of the Fund's investments.

       Mr. Weiss has been Vice President of the Fund and a manager of the Fund's portfolio since July 2001.  Mr. Weiss has been a Vice President of the Manager since July 2001 and of
HarbourView Asset Management Corporation since June 2003 and is an officer of four other portfolios in the OppenheimerFunds complex.  He was formerly Assistant Vice President and
Senior Credit Analyst of the Manager from February 2000 through June 2001.  Prior to joining the Manager in February 2000, he was Associate Director, Structured Finance, at
Fitch IBCA Inc. from April 1998 through February 2000.

      Ms. Wolf has been a Vice President of the Fund and a manager of the Fund's portfolio since July 1998.  Ms. Wolf has been a Senior Vice President of the Manager since June 2000 and of HarbourView Asset Management Corporation since June 2003 and is an officer of four other portfolios in the OppenheimerFunds complex.  She was formerly Vice President of the
Manager from June 1990 through June 2000.

      The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Fund shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

You  can  buy  shares   several  ways,   as  described   below.   The  Fund's   Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept purchase (and redemption) orders. The Distributor,  in its sole discretion,  may reject any purchase order for the Fund's shares.

      The  Fund  intends  to be as  fully  invested  as  possible  to  maximize  its  yield.
Therefore,  newly-purchased  shares  normally  will  begin to  accrue  dividends  after  the
Distributor  accepts  your  purchase  order,  starting  on the  business  day after the Fund receives Federal Funds from your purchase payment.

Buying  Shares  Through  Your  Dealer.  You can buy shares  through  any  dealer,  broker or financial  institution  that has a sales agreement with the  Distributor.  Your dealer will place your order with the Distributor on your behalf. A broker-dealer  may charge a processing fee for that service.  Your account  information  will be shared with the dealer you designate.

o     Guaranteed  Payment  Procedures.  Some  broker/dealers  may have arrangements with the
      Distributor to enable them to place purchase  orders for shares on a regular  business day and to guarantee that the Fund's  custodian bank will receive Federal Funds to pay for the shares by 2:00 p.m. on the next  regular  business  day. The shares will start to accrue dividends starting on the day the Federal Funds are received by 2:00 p.m.

Buying Shares Through the Distributor.  Complete an OppenheimerFunds new account application and return it with a check payable to "OppenheimerFunds  Distributor, Inc." Mail it to
      P.O.  Box  5270,  Denver,  Colorado  80217.  If  you  do  not  list  a  dealer  on the application,  the  Distributor  will act as your agent in buying the shares.  However, we recommend  that you discuss your  investment  with a financial  adviser  before you make a purchase to be sure that the Fund is appropriate for you.

o     ?Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal  Funds  wire.  The  minimum  investment  is $2,500 for wire  purchases.
      Before sending a wire, call the  Distributor's  Wire Department at  1.800.225.5677  to
      notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through  OppenheimerFunds  AccountLink.  With  AccountLink,  you pay for
      shares by electronic funds transfers from your bank account.  Shares are purchased for your  account by a transfer  of money from your bank  account  through  the  Automated
      Clearing House (ACH) system. You can provide those instructions  automatically,  under
      an  Asset  Builder  Plan,   described  below,  or  by  telephone   instructions  using
      OppenheimerFunds  PhoneLink,  also  described  below.  Please refer to  "AccountLink,"
      below for more details.
o     Buying  Shares  Through  Asset  Builder  Plans.  You may  purchase  shares of the Fund automatically  from your  account at a bank or other  financial  institution  under an
      Asset Builder Plan with AccountLink.  Details are in the Asset Builder Application and
      the Statement of Additional Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases,  you can buy Fund shares with a minimum  initial  investment of $1,000 and make  additional  investments at any time with as little as $50. There are reduced minimums  available under the following special  investment plans:
o     If  you  establish   one  of  the  many  types  of   retirement   plan  accounts  that
      OppenheimerFunds  offers,  more fully described under "Special Investor Services," you can start your account with as little as $500.
o     By using  an  Asset  Builder  Plan or  Automatic  Exchange  Plan  (details  are in the
      Statement of Additional  Information),  or government  allotment plan, you can make an initial investment of $500. The minimum subsequent  investment is $50, except that for any account  established  under one of these  plans  prior to  November  1, 2002,  the minimum additional investment will remain $25.

o     A minimum  initial  investment of $250 applies to certain fee based programs that have an  agreement  with the  Distributor.  The  minimum  subsequent  investment  for those programs is $50.

o     The minimum  investment  requirement does not apply to reinvesting  dividends from the
      Fund  or  other  Oppenheimer  funds  (a  list  of them  appears  in the  Statement  of
      Additional  Information,  or you can ask your dealer or call the Transfer  Agent),  or reinvesting  distributions  from unit  investment  trusts that have made  arrangements with the Distributor.

AT WHAT PRICE ARE SHARES  SOLD?  Shares are sold at their  offering  price  which is the net asset value per share. No initial sales charge  applies.  The net asset value per share will normally  remain  fixed at $1.00 per share.  However,  there is no  guarantee  the Fund will maintain a stable net asset value of $1.00 per share.  The offering  price that applies to a purchase  order is based on the next  calculation  of the net asset  value per share that is made after the Distributor receives the purchase order at its offices in Colorado,  or after any agent  appointed by the  Distributor  receives  the order.  Your  financial  adviser can provide you with more  information  regarding the time you must submit your  purchase  order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value.  The Fund  calculates the net asset value of each class of shares as of the close of the New York  Stock  Exchange  (the  "NYSE") on each day the NYSE is open for trading  (referred  to in this  prospectus  as a  "regular  business  day").  The NYSE normally  closes at 4:00 p.m.,  Eastern time,  but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

      The net asset  value per share for a class of shares on a  "regular  business  day" is determined by dividing the value of the Fund's net assets  attributable  to a class by the number of shares that are  outstanding  on that day. Under a policy adopted by the
      Fund's  Board of  Directors,  the Fund  uses the  amortized  cost  method to value its securities and to determine its net asset values.

      If, after the close of the  principal  market on which a security  held by the Fund is traded,  and before  the time the Fund's  securities  are  priced  that day,  an event occurs that the Manager  deems likely to cause a material  change in the value of such security,  the Fund's Board of Directors has  authorized  the Manager,  subject to the
      Board's review,  to ascertain a fair value for such security.  A security's  valuation may differ depending on the method used for determining value.
The Offering  Price.  To receive the offering price for a particular day, the Distributor or its  designated  agent must  receive  your order,  in proper form as described in this prospectus,  by the time the NYSE  closes that day. If your order is received on a day when the NYSE is  closed  or after it has  closed,  the order  will  receive  the next offering price that is determined after your order is received.
Buying Through a Dealer.  If you buy shares through an authorized  dealer,  your dealer must receive the order by the close of the NYSE (normally 4:00 p.m.  Eastern time). If your order is  received  on a day when the NYSE is closed or after it is closed,  the order will receive the next offering price that is determined.

--------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors two different  classes of shares.  The different  classes of shares represent  investments in the same portfolio of securities,  but the classes are subject to different  expenses and may have different share prices.  When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares there is no initial sales charge on your purchase.
--------------------------------------------------------------------------------------------
Class Y Shares.  Class Y shares are offered  only to certain  institutional  investors  that have a special agreement with the Distributor.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering  price,  which is the net asset value per share without any initial sales charge.

Will You Pay a Sales  Charge  When You Sell  Class A Shares?  The Fund does not charge a fee when you redeem  Class A shares of this Fund that you  bought  either  directly  or by reinvesting dividends or distributions from another Oppenheimer fund.  Generally,  you will not pay a fee when you redeem  Class A shares of this Fund you bought by exchange of Class A shares of another Oppenheimer fund. However,
   o  if you bought shares of this Fund by exchanging Class A shares of another  Oppenheimer fund that were subject to the Class A contingent  deferred  sales charge of that fund,
      and
   o  if those shares remain  subject to that Class A contingent  deferred sales charge when you exchange them into this Fund,
   o  then,  you will pay the  contingent  deferred  sales charge if you redeem those shares from this Fund  within 18 months of the  purchase  date of the  shares of the fund you exchanged.

o     Other  Special Sales Charge  Arrangements  and Waivers.  The Fund and the  Distributor
      offer additional  arrangements to waive contingent  deferred sales charges for certain types of  transactions  and for certain  classes of  investors  (primarily  retirement plans that purchase shares in special  programs  through the  Distributor).  These are described  in  greater  detail in  Appendix B to the Fund's  Statement  of  Additional
      Information,   which  may  be  ordered  by  calling   800.225.5677   or  through   the
      OppenheimerFunds website, at www.oppenheimerfunds.com  (under the heading "I Want To,"
      follow  the  hyperlink  "Access  Fund  Documents"  and click on the icon in the column
      "SAI" next to the Fund's  name).  A  description  of these  waivers and special  sales charge  arrangements  is also  available for viewing on the  OppenheimerFunds  website
      (under  the  heading  "Fund   Information,"  click  on  the  hyperlink  "Sales  Charge
      Waivers").  To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial  intermediary  through which shares are being  purchased)  at the time of purchase or notify the Transfer  Agent at the time of  redeeming  shares for those  waivers  that apply to  contingent  deferred sales charges.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share  without a sales charge  directly to  institutional  investors  that have special  agreements  with the
Distributor for this purpose.  They may include insurance companies,  registered  investment companies,  employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      An  institutional  investor that buys Class Y shares for its  customers'  accounts may impose  charges on those  accounts.  The  procedures  for buying,  selling,  exchanging  and transferring  the Fund's  Class A shares  (other than the time those orders must be received by the  Distributor  or Transfer  Agent at their  Colorado  office) and the special  account features  available  to  investors  buying  Class A shares  do not  apply to Class Y shares.
Instructions  for  buying,  selling,  exchanging  or  transferring  Class Y  shares  must be submitted by the institutional  investor,  not by its customers for whose benefit the shares are held.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager and the
Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or
Distributor from their own resources are not reflected in the tables in the section called
"Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing
so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as
"distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing."
Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the
Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments.
Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the
Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the Transfer Agent to
financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others.
These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink  feature to link your Fund account with an account at a U.S. bank or other financial institution.  It must be an Automated Clearing House (ACH)
member. AccountLink lets you:
o     transmit  funds  electronically  to purchase  shares by  telephone  (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
   o  have  the  Transfer  Agent  send  redemption   proceeds  or  transmit   dividends  and
      distributions  directly to your bank account.  Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established.  To purchase  shares in amounts up to  $250,000  through a  telephone  representative,  call the
Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be  requested  on your  application  or your  dealer's settlement  instructions  if you buy your  shares  through a dealer.  After your  account is
established,   you  can  request  AccountLink  privileges  by  sending  signature-guaranteed instructions  and proper  documentation to the Transfer Agent.  AccountLink  privileges will apply to each  shareholder  listed in the  registration  on your  account as well as to your dealer  representative  of record  unless  and until the  Transfer  Agent  receives  written instructions  terminating or changing those privileges.  After you establish AccountLink for your  account,  any  change  you  make  to the  bank  account  information  must  be made by signature-guaranteed  instructions to the Transfer Agent signed by all  shareholders who own the account.

PHONELINK.  PhoneLink  is the  OppenheimerFunds  automated  telephone  system  that  enables shareholders to perform a number of account  transactions  automatically  using a touch-tone phone.  PhoneLink  may be used on  already-established  Fund  accounts  after  you  obtain a
Personal   Identification   Number  (PIN),   by  calling  the  special   PhoneLink   number,
1.800.225.5677.
Purchasing  Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling
      1.800.225.5677.  You must have  established  AccountLink  privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the  OppenheimerFunds  Exchange Privilege,  described below, you can
      exchange   shares   automatically   by  phone  from  your  Fund   account  to  another
      OppenheimerFunds   account  you  have  already  established  by  calling  the  special
      PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically  by calling the PhoneLink number and the Fund will send the proceeds  directly to your AccountLink bank account.
      Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX?  You may send  requests  for certain  types of account  transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.225.5677 for  information  about which  transactions  may be handled this way.  Transaction  requests submitted  by fax are subject to the same rules and  restrictions  as written and  telephone requests described in this prospectus.

OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information about the Fund, as well as
your    account    balance,    on    the     OppenheimerFunds     Internet    website,    at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed in the  account  registration
(and the  dealer of record)  may  request  certain  account  transactions  through a special section of that website.  To perform  account  transactions  or obtain  account  information online,  you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account transaction  capability for your account,  please call the Transfer
Agent at  1.800.225.5677.  At times,  the website  may be  inaccessible  or its  transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares  automatically  or  exchange  them to another  OppenheimerFunds  account on a regular basis.  Please call the Transfer  Agent or consult the Statement of  Additional  Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem some or all of your Fund shares that were  purchased by  reinvesting  dividends  from  the  Fund  or  another  Oppenheimer  funds  account  or by exchanging  shares from another  Oppenheimer funds account on which you paid a sales charge, you have up to six months to  reinvest  all or part of the  redemption  proceeds  in Class A shares of other  Oppenheimer  funds without  paying a sales charge.  This privilege does not apply to Class Y shares.  You must be sure to ask the  Distributor  for this  privilege when you send your payment.

RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement plan account.  If you participate  in a plan sponsored by your employer,  the plan trustee or  administrator  must buy the shares for your plan  account.  The  Distributor  also offers a number of  different retirement plans that individuals and employers can use:
Individual  Retirement  Accounts (IRAs.) These include regular IRAs, Roth IRAs,  Simple IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified  Employee  Pensions Plan IRAs for small  business  owners or self-employed individuals.
403(b)(7)   Custodial  Plans.  These  are  tax-deferred  plans  for  employees  of  eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.

      Please call the Distributor  for  OppenheimerFunds  retirement  plan documents,  which include applications and important plan information.

How to Sell Shares

      You can sell  (redeem)  some or all of your shares on any regular  business  day. Your shares will be sold at the next net asset value  calculated  after your order is received by the Distributor or your authorized financial intermediary,  in proper form (which means that it must comply with the procedures  described  below) and is accepted by the Transfer Agent.
The Fund  lets you sell your  shares by  writing  a  letter,  by wire,  by using the  Fund's checkwriting privilege,  or by telephone.  You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a  retirement  plan  account,  please call the Transfer  Agent  first,  at
1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud, the following  redemption  requests  must be in  writing  and  must  include  a  signature guarantee  (although  there  may be other  situations  that also  require a  signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The  redemption  check  is not  payable  to all  shareholders  listed  on the  account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

   o  a U.S. bank, trust company, credit union or savings association, or
   o  a foreign bank that has a U.S. correspondent bank,
   o  a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
   o  a  U.S.  national  securities  exchange,  a  registered  securities  association  or a clearing agency.

      If you are signing on behalf of a  corporation,  partnership or other business or as a fiduciary, you must also include your title in the signature.
Retirement   Plan   Accounts.   There  are   special   procedures   to  sell  shares  in  an
      OppenheimerFunds  retirement plan account.  Call the Transfer Agent for a distribution request form. Special income tax withholding  requirements apply to distributions from retirement  plans. You must submit a withholding form with your redemption  request to avoid  delay in  getting  your  money  and if you do not want  tax  withheld.  If your employer holds your  retirement plan account for you in the name of the plan, you must ask the plan trustee or  administrator  to request the sale of the Fund shares in your plan account.
Receiving  Redemption  Proceeds by Wire.  While the Fund normally sends your money by check, you can  arrange to have the  proceeds  of the  shares you sell sent by Federal  Funds wire to a bank account you  designate.  It must be a commercial  bank that is a member of the Federal Reserve wire system.  The minimum  redemption you can have sent by wire is  $2,500.  There  is a $10  fee for  each  request.  To find  out how to set up this
      feature  on  your  account  or  to  arrange  a  wire,   call  the  Transfer  Agent  at
      1.800.225.5677.

CHECKWRITING.  To write checks  against your Fund  account,  request that  privilege on your account application,  or contact the Transfer Agent for signature cards. They must be signed
(with a  signature  guarantee)  by all owners of the account  and  returned to the  Transfer
Agent so that checks can be sent to you to use.  Shareholders  with joint accounts can elect in writing to have checks paid over the signature of one owner.  If you previously  signed a
signature  card  to  establish   checkwriting  in  another  Oppenheimer  fund,  simply  call
1.800.225.5677  to  request  checkwriting  for  an  account  in  this  Fund  with  the  same registration as the other account.
   o  Checks can be written to the order of  whomever  you wish but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
   o  Checkwriting  privileges  are not available  for Class Y accounts or accounts  holding shares that are subject to a contingent deferred sales charge.

   o  Checkwriting  privileges  are not  available  for shares that are held in a retirement account.
o     Checks must be written for at least $500.  Beginning  January 1, 2008, checks will not be accepted if they are written  for less than $500,  including  existing  checks that indicate a $100 minimum.

o     Checks cannot be paid if they are written for more than your account value.  Remember, your account  value may  fluctuate and you should not write a check close to the total account value.
   o  You may not write a check  that  would  require  the Fund to redeem  shares  that were purchased by check or Asset Builder Plan payments within the prior 10 days.
   o  Don't use your checks if you changed your Fund account  number,  until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents  requested by the Transfer Agent to assure proper  authorization of the person asking to sell the shares.

Use the following address for requests by mail: Send courier or express mail requests to:
OppenheimerFunds Services                       OppenheimerFunds Services
P.O. Box 5270                                   10200 E. Girard Avenue, Building D
Denver, Colorado 80217                    Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer  representative of record may also sell your shares by telephone.  To receive the redemption  price  calculated on a particular regular  business day, your call must be received by the Transfer  Agent by the close of the
NYSE that day,  which is normally 4:00 p.m.  Eastern time,  but may be earlier on some days.
You may not redeem shares held in an  OppenheimerFunds-sponsored  qualified  retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on PhoneLink,  call
      1.800.225.5677.

      Whichever  method  you use,  you may have a check sent to the  address on the  account statement,  or, if you have linked your Fund  account to your bank  account on  AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone  Redemptions  Paid by Check.  Up to $100,000  may be redeemed by  telephone in any seven-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account  statement.  This service is not  available within 30 days of changing the address on an account.
Telephone  Redemptions  Through  AccountLink  or by Wire.  There  are no  dollar  limits  on telephone  redemption  proceeds sent to a bank account  designated  when you establish
      AccountLink.  Normally  the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account,  the wire of the redemption  proceeds will normally be  transmitted on the next bank business day after the shares are  redeemed.  There is a  possibility  that the wire may be delayed up to seven days to enable the Fund to sell  securities to pay the redemption  proceeds.  No dividends  are accrued or paid on the  proceeds of shares that have been  redeemed and are awaiting transmittal by wire.

CAN YOU  SELL  SHARES  THROUGH  YOUR  DEALER?  The  Distributor  has  made  arrangements  to repurchase  Fund shares from  dealers and brokers on behalf of their  customers.  Brokers or dealers may charge a processing  fee for that  service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

WILL I PAY A SALES  CHARGE  WHEN I SELL MY  SHARES?  The Fund does not charge a fee when you redeem  shares of this Fund that you bought  directly or by  reinvesting  dividends or distributions from this Fund or another Oppenheimer fund. Generally,  you will not pay a fee when you redeem  shares of this Fund you bought by exchange of shares of another
      Oppenheimer  fund.  However,  if you bought shares of this Fund by exchanging  Class A shares of another  Oppenheimer  fund that you bought subject to the Class A contingent deferred sales charge, you may pay a contingent  deferred sales charge as described in
      "How Can You Buy Class A Shares."

How to Exchange Shares

   If you  want to  change  all or part of your  investment  from  one  Oppenheimer  fund to another,  you  can  exchange  your  shares  for  shares  of the  same  class  of  another
   Oppenheimer fund that offers the exchange privilege.  For example, you can exchange Class
   A shares of the Fund only for Class A shares of another  fund.  To exchange  shares,  you must meet several conditions:
   o  Shares of the fund  selected for exchange  must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally,  exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before  exchanging  into a fund,  you must obtain and read its  prospectus  and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.  Since shares of this Fund normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.  Please refer to "How to Exchange Shares" in the Statement of
Additional Information for more details.

You can find a list of the Oppenheimer  funds that are currently  available for exchanges in the  Statement  of  Additional  Information  or you can  obtain a list by  calling a service representative at  1.800.225.5677.  The funds available for exchange can change from time to time.

A contingent  deferred  sales charge  (CDSC) is not charged when you exchange  shares of the
Fund for shares of another  Oppenheimer fund.  However, if you acquire shares of the Fund in exchange for shares of another  Oppenheimer  fund that are subject to a CDSC holding period, that  holding  period  will carry  over to the  acquired  shares of the Fund.  A CDSC may be imposed if the acquired  shares are redeemed  before the end of the CDSC holding period that applied to the exchanged shares.

There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These  conditions  and  circumstances  are described in detail in the "How to
Exchange Shares" section in the Statement of Additional Information.

      You may pay a sales charge when you exchange  shares of this Fund.  Because  shares of this Fund are sold  without a sales  charge,  in some cases you may pay a sales  charge when you  exchange  shares  of this  Fund for  shares of other  Oppenheimer  funds  that are sold subject to a sales charge.  You will not pay a sales charge when you exchange shares of this
Fund  purchased  by  reinvesting   dividends  or  distributions  from  this  Fund  or  other
Oppenheimer  funds, or when you exchange shares of this Fund purchased by exchange of shares of an eligible fund on which you paid a sales charge.

HOW DO YOU SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan:
Written  Exchange  Requests.  Send a request letter,  signed by all owners of the account to the  Transfer  Agent at the address on the back cover.  Exchanges  of shares for which share  certificates  have been issued  cannot be processed  unless the Transfer  Agent receives the certificates with the request letter.
Telephone and Internet Exchange Requests.  Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677.  You may submit internet exchange  requests on the  OppenheimerFunds  internet website,  at
      oppenheimerfunds.com.  You  must  have  obtained  a user  I.D.  and  password  to make transactions on that website.  Telephone  and/or  internet  exchanges may be made only between  accounts that are  registered  with the same name(s) and address.  Shares for which share  certificates  have been issued may not be  exchanged  by telephone or the internet.

Automatic  Exchange  Plan.  Shareholders  can  authorize  the  Transfer  Agent to exchange a predetermined amount of shares automatically on a monthly,  quarterly,  semi-annual or annual basis.
Please refer to "How to Exchange  Shares" in the  Statement of  Additional  Information  for
more details

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?
Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the
Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Directors have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account)
      receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
      Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the Transfer Agent
      permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer
      Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the Transfer
      Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent may send a written warning to direct shareholders that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the
Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the
         Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund, including this Fund, at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund, including this Fund, would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer
         "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

      More  information  about the Fund's  policies and procedures  for buying,  selling and exchanging shares is contained in the Statement of Additional Information.

A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the  determination of net asset value is suspended,  and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.
Telephone  transaction  privileges for purchases,  redemptions or exchanges may be modified, suspended  or  terminated  by the Fund at any time.  The Fund will  provide you notice whenever it is required  to do so by  applicable  law. If an account has more than one owner,  the Fund and the Transfer Agent may rely on the instructions of any one owner.
      Telephone privileges apply to each owner of the account and the dealer  representative
      of  record  for  the  account  unless  the  Transfer   Agent   receives   cancellation
      instructions from an owner of the account.
The Transfer Agent will record any telephone  calls to verify data  concerning  transactions and has adopted other  procedures to confirm that telephone  instructions are genuine, by requiring callers to provide tax  identification  numbers and other account data or by using PINs, and by confirming such transactions in writing.  The Transfer Agent and the  Fund  will  not be  liable  for  losses  or  expenses  arising  out of  telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests will not be honored until the Transfer  Agent  receives all required  documents  in proper  form.  From time to time,  the  Transfer  Agent in its discretion  may waive  certain  of the  requirements  for  redemptions  stated in this prospectus.
Dealers that perform account  transactions  for their clients by participating in NETWORKING through the National  Securities  Clearing  Corporation  are responsible for obtaining their clients' permission to perform those transactions,  and are responsible to their clients  who are  shareholders  of the Fund if the  dealer  performs  any  transaction erroneously or improperly.

Payment for  redeemed  shares  ordinarily  is made in cash.  It is  forwarded  by check,  or through  AccountLink or by Federal Funds wire (as elected by the  shareholder)  within seven days after the Transfer Agent receives  redemption  instructions in proper form.
      However,  under  unusual  circumstances  determined  by the  Securities  and  Exchange
      Commission,  payment may be delayed or suspended.  For accounts registered in the name of a  broker-dealer,  payment will  normally be forwarded  within three  business days after redemption.

The Transfer Agent may delay  processing any type of redemption  payment as described  under
      "How to Sell  Shares"  for  recently  purchased  shares,  but only until the  purchase payment  has  cleared.  That  delay may be as much as 10 days from the date the shares were  purchased.  That delay may be avoided if you  purchase  shares by Federal  Funds wire or certified check.
Shares may be "redeemed in kind" under  unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the redemption proceeds will be paid with liquid  securities  from the Fund's  portfolio.  If the Fund redeems your shares in kind, you may bear  transaction  costs and will bear market risks until such time as such securities are converted into cash.
Federal  regulations  may require  the Fund to obtain  your name,  your date of birth (for a natural person),  your  residential  street address or principal place of business and your  Social  Security  Number,  Employer  Identification  Number or other  government issued  identification  when  you  open  an  account.  Additional  information  may be required  in certain  circumstances  or to open  corporate  accounts.  The Fund or the
      Transfer Agent may use this  information to attempt to verify your identity.  The Fund may not be able to establish an account if the necessary  information is not received.
      The Fund may also place limits on account  transactions  while it is in the process of attempting  to verify  your  identity.  Additionally,  if the Fund is unable to verify your identity  after your account is  established,  the Fund may be required to redeem your shares and close your account.
"Backup  withholding"  of  federal  income  tax may be applied  against  taxable  dividends, distributions  and redemption  proceeds  (including  exchanges) if you fail to furnish the Fund your correct,  certified  Social Security or Employer  Identification  Number
      when you sign your  application,  or if you  under-report  your income to the Internal
      Revenue Service.
To avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report  and  annual  notice of the
      Fund's  privacy  policy to  shareholders  having the same last name and address on the
      Fund's records.  The consolidation of these mailings,  called  householding,  benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these  materials,  you may call the Transfer
      Agent  at  1.800.225.5677.  You  may  also  notify  the  Transfer  Agent  in  writing.
      Individual  copies of  prospectuses,  reports and privacy  notices will be sent to you commencing  within 30 days after the  Transfer  Agent  receives  your  request to stop householding.

Dividends and Taxes

DIVIDENDS.  The Fund intends to declare  dividends from net  investment  income each regular business day and to pay those  dividends to  shareholders  monthly on a date selected by the
Board of  Directors.  To  maintain  a net asset  value of $1.00 per  share,  the Fund  might withhold  dividends or make  distributions  from capital or capital gains.  Daily  dividends will not be declared or paid on newly purchased  shares until Federal Funds are available to the Fund from the purchase payment for such shares.

CAPITAL  GAINS.  The Fund normally  holds its  securities to maturity and therefore will not usually pay capital gains.  Although the Fund does not seek capital gains,  it could realize capital gains on the sale of portfolio  securities.  If it does,  it may make  distributions out of  any  net  short-term  or  long-term  capital  gains  annually.  The  Fund  may  make supplemental  distributions  of dividends and capital gains  following the end of its fiscal year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING  DISTRIBUTIONS?  When you open your account,  specify on your application how you want to receive your dividends and distributions.  You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions
      (dividends, short-term capital gains or long-term capital gains distributions) in the
      Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest  Your  Distributions  in Another  OppenheimerFunds  Account.  You can  reinvest all distributions  in the same class of shares of another  Oppenheimer  fund, if that fund is available for exchanges and if  you have an account established in that fund.

TAXES.  If your  shares are not held in a  tax-deferred  retirement  account,  you should be aware of the following tax  implications of investing in the Fund. The Fund expects that its distributions will consist primarily of ordinary income,  which is subject to Federal income tax and may be subject to state or local taxes.  Dividends paid from net  investment  income and short-term  capital gains are taxable as ordinary  income.  Long-term  capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your  shares.  Whether you  reinvest  your  distributions  in  additional shares or take them in cash, the tax treatment is the same.

      Every  year the Fund  will  send you and the  Internal  Revenue  Service  a  statement showing the amount of any  taxable  distribution  you  received in the  previous  year.  Any long-term capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends each year to qualify as a "regulated  investment  company"  under the
Internal  Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year.  The Fund, as a regulated  investment  company,  will not be subject to Federal
income  taxes  on  any  of  its  income,   provided  that  it  satisfies   certain   income,
diversification and distributions requirements.

      Because the Fund seeks to  maintain a stable  $1.00 per share net asset  value,  it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital  gain or loss is the  difference  between  the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

      In certain  cases,  distributions  made by the Fund may be  considered  a  non-taxable return of capital to  shareholders.  If that  occurs,  it will be  identified  in notices to shareholders.

      This  information is only a summary of certain  federal income tax  information  about your investment.  You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

      The  Financial  Highlights  Tables are  presented  to help you  understand  the Fund's financial  performance  for  the  past  five  fiscal  years.  Certain  information  reflects financial  results for a single Fund share.  The total  returns in the tables  represent the rate that an investor  would have earned (or lost) on an  investment  in the Fund  (assuming reinvestment of all dividends and distributions).  This information has been audited by KPMG
LLP, the Fund's independent  registered public accounting firm, whose report, along with the
Fund's financial statements,  is included in the Statement of Additional Information,  which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                          2007           2006           2005           2004           2003
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain               .05 1          .04 1          .02 1           -- 2          .01
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.05)          (.04)          (.02)            -- 2         (.01)
Distributions from net realized gain                       -- 2           --             --             --             -- 2
                                                  -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.05)          (.04)          (.02)            -- 2         (.01)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           4.87%          3.92%          1.80%          0.43%          0.84%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,721,631    $ 1,596,820    $ 1,962,575    $ 1,797,049    $ 1,955,368
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,592,926    $ 1,885,665    $ 1,856,740    $ 1,808,266    $ 2,014,466
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    4.76%          3.79%          1.78%          0.43%          0.83%
Total expenses                                           0.65%          0.62%          0.65%          0.73%          0.72%
Expenses after payments and waivers
and/or reduction to custodian expenses                   0.65%          0.62%          0.65%          0.72%          0.72%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

                    19 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED JULY 31,                             2007            2006         2005 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    1.00     $      1.00     $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain 2                .05             .04          .02
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.05)           (.04)        (.02)
Distributions from net realized gain                          -- 3            --           --
                                                       -----------------------------------------
Total dividends and/or distributions to shareholders        (.05)           (.04)        (.02)
------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    1.00     $      1.00     $   1.00
                                                       =========================================

------------------------------------------------------------------------------------------------
TOTAL RETURN 4                                              5.08%           4.08%        1.85%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 296,952     $ 1,007,940     $ 25,223
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 433,570     $   347,670     $ 22,892
------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                       4.97%           4.52%        2.05%
Total expenses                                              0.43% 6         0.43% 7      0.52% 6

1. For the period from August 27, 2004 (inception of offering) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

                    20 | OPPENHEIMER MONEY MARKET FUND, INC.

INFORMATION AND SERVICES

For More Information on Oppenheimer Money Market Fund, Inc.
The  following  additional  information  about the Fund is  available  without  charge  upon request:

STATEMENT OF ADDITIONAL  INFORMATION.  This document includes  additional  information about the Fund's investment policies,  risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL  REPORTS.  Additional  information  about the Fund's  investments and performance is available in the Fund's Annual and Semi-Annual  Reports to shareholders.  The
Annual Report  includes a discussion of market  conditions  and investment  strategies  that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can  request  the  Statement  of  Additional  Information,  the Annual  and  Semi-Annual
Reports,  the notice  explaining the Fund's privacy policy and other  information  about the
Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information  about  the Fund  including  the  Statement  of  Additional  Information  can be
reviewed and copied at the Securities  and Exchange  Commission's  Public  Reference Room in
Washington,  D.C.  Information on the operation of the Public Reference Room may be obtained by calling the  Securities  and Exchange  Commission  at  1.202.551.8090.  Reports and other information  about  the Fund are  available  on the EDGAR  database  on the  Securities  and
Exchange Commission's Internet website at www.sec.gov.  Copies may be obtained after payment of a  duplicating  fee by electronic  request at the  Securities  and Exchange  Commission's
e-mail   address:   publicinfo@sec.gov   or  by  writing  to  the  Securities  and  Exchange
Commission's Public Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized  to  provide  any  information  about the Fund or to make any representations  about the Fund other than what is  contained  in this  prospectus.  This prospectus is not an offer to sell shares of the Fund, nor a solicitation  of an offer to buy  shares of the Fund,  to any  person in any state or other  jurisdiction  where it is unlawful to make such an offer.

                                                       The Fund's shares are distributed by:
The Fund's SEC File No. 811-2454              [logo] OppenheimerFunds Distributor, Inc.

PR0200.001.1107
Printed on recycled paper.

                                 APPENDIX TO PROSPECTUS OF
                            OPPENHEIMER MONEY MARKET FUND, INC.

      Graphic  material  included in the prospectus of Oppenheimer  Money Market Fund, Inc.:
"Annual Total Returns (Class A) (as of 12/31 each year)."

      A bar chart will be included in the prospectus of Oppenheimer  Money Market Fund, Inc.
(the "Fund")  depicting  the annual total  returns of a  hypothetical  investment in Class A shares of the Fund for each of the ten most recent calendar  years.  Set forth below are the relevant data points that will appear on the bar chart.

Calendar Year Ended                             Annual Total Returns

12/31/97                                         4.94%
12/31/98                                         4.91%
12/31/99                                         4.71%
12/31/00                                         5.92%
12/31/01                                         3.73%
12/31/02                                         1.35%
12/31/03                                         0.52%
12/31/04                                         0.75%

12/31/05                                         2.71%
12/31/06                                         4.56%

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Oppenheimer Money Market Fund, Inc.
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6803 S. Tucson Way, Centennial, Colorado 80112-3924

1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 9, 2007

      This  Statement of Additional  Information  ("SAI") is not a Prospectus.
This document contains  additional  information about the Fund and supplements information  in the  Prospectus  dated  November  9,  2007.  It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217,  by calling the Transfer Agent at the toll-free  number shown above, or
by   downloading   it  from   the   OppenheimerFunds   Internet   website   at
www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund
Additional Information about the Fund's Investment Policies and Risks.........
   The Fund's Investment Policies.............................................
   Other Investment Strategies................................................
   Other Investment Restrictions..............................................
   Disclosure of Portfolio Holdings...........................................
How the Fund is Managed.......................................................
   Organization and History...................................................
   Board of Directors and Oversight Committees................................
   Directors and Officers of the Fund.........................................

      The Manager.............................................................
Brokerage Policies of the Fund................................................
Distribution..................................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.......................
Financial Statements..........................................................

Appendix A: Ratings Definitions............................................A-1
Appendix B:  OppenheimerFunds Special Sales Charge Arrangements and WaiversB-1

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A B O U T T H E F U N D
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Additional Information About the Fund's Investment Policies and Risks

     The investment  objective and the principal investment policies of the Fund are  described in the  Prospectus.  This SAI contains  supplemental  information about those  policies  and the types of  securities  that the Fund's  investment manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  may  select  for the Fund.
Additional  explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's objective is to seek the maximum current income that is consistent  with stability of principal.  The Fund will not make  investments  with the objective of seeking capital growth.  However, the value of the  securities  held by the Fund may be  affected  by changes in general  interest rates.  Because the current value of debt securities  varies inversely  with  changes in  prevailing  interest  rates,  if  interest  rates increase after a security is purchased,  that security would normally  decline in  value.  Conversely,  if  interest  rates  decrease  after  a  security  is purchased,  its value would rise.  However,  those  fluctuations in value will not  generally  result in realized  gains or losses to the Fund since the Fund does not usually intend to dispose of securities  prior to their  maturity.  A debt security  held to maturity is redeemable by its issuer at full  principal value plus accrued interest.

      The Fund may sell  securities  prior to their  maturity,  to  attempt to take  advantage  of  short-term  market  variations,  or  because of a revised credit evaluation of the issuer or other considerations.  The Fund may also do so to generate cash to satisfy  redemptions of Fund shares. In such cases, the
Fund may realize a capital gain or loss on the security.

      |X|   Portfolio Quality,  Maturity and Diversification.  Under Rule 2a-7
of the  Investment  Company Act of 1940, as amended (the  "Investment  Company
Act")  the  Fund  uses the  amortized  cost  method  to  value  its  portfolio securities  to  determine  the  Fund's net asset  value per  share.  Rule 2a-7 places  restrictions  on a money market fund's  investments.  Under that Rule,
the  Fund  may  purchase  only  those  securities  that  the  Manager,   under
Board-approved  procedures,  has determined  have minimal credit risks and are
"Eligible  Securities."  The rating  restrictions  described in the Prospectus and this SAI do not apply to banks in which the Fund's cash is kept.

      An  "Eligible  Security"  is one that has a  remaining  maturity  of 397 calendar days or less and has been rated in one of the two highest  short-term
rating  categories  by  any  two  "nationally-recognized   statistical  rating
organizations."  That term is defined in Rule 2a-7 and they are referred to as
"Rating  Organizations" in this SAI. If only one Rating Organization has rated that  security,  it must  have  been  rated in one of the two  highest  rating categories by that Rating Organization.  An unrated security that is judged by the  Manager,  subject to review by the Fund's  Board of  Directors,  to be of comparable  quality to Eligible  Securities rated by Rating  Organizations may also be an "Eligible Security."

      Rule 2a-7  permits  the Fund to  purchase  any  number  of  "First  Tier
Securities."  These  are  Eligible  Securities  that  have  been  rated in the highest  rating  category  for  short-term  debt  obligations  by at least two
Rating  Organizations.  If only one Rating Organization has rated a particular security,  it must have been  rated in the  highest  rating  category  by that
Rating  Organization.  Comparable  unrated  securities  may also be First Tier
Securities.

      Under Rule 2a-7,  the Fund may invest only up to 5% of its total  assets in  "Second  Tier  Securities."  Those are  Eligible  Securities  that are not
"First Tier Securities." In addition, the Fund may not invest more than:

   o 5% of its total assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities); provided, however, that the Fund may invest up to 25% of its total assets in the
      First Tier Securities of a single issuer for a period of up to three business days after the acquisition thereof; provided, further, that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing proviso at any time; or

   o  1% of its total  assets or $1 million  (whichever  is greater) in Second
      Tier Securities of any one issuer.

      Under  Rule  2a-7,  the Fund must  maintain  a  dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity of any single portfolio  investment  may not exceed 397 days.  The Board  regularly  reviews reports  from the  Manager to show the  Manager's  compliance  with the Fund's procedures and with the Rule.

      If a security's  credit  rating is  downgraded,  the Manager  and/or the
Board may have to reassess  the  security's  credit  risk.  If a security  has ceased  to be a First  Tier  Security,  the  Manager  will  promptly  reassess whether the security  continues to present minimal credit risk. If the Manager becomes  aware that any Rating  Organization  has  downgraded  its rating of a
Second Tier  Security or rated an unrated  security  below its second  highest rating  category,  the  Fund's  Board of  Directors  shall  promptly  reassess whether the  security  presents  minimal  credit risk and whether it is in the best interests of the Fund to dispose of it.

      If the Fund  disposes  of the  security  within five days of the Manager learning of the downgrade,  the Manager will provide the Board with subsequent notice of such  downgrade.  If a security  is in  default,  or ceases to be an
Eligible  Security,  or is  determined  no longer to  present  minimal  credit risks,  the Board must determine  whether it would be in the best interests of the Fund to dispose of the security.

      The Rating  Organizations  must be designated  as  nationally-recognized statistical  rating  organizations  by the Securities and Exchange  Commission
("SEC").   Appendix  A  to  this  SAI  contains  descriptions  of  the  rating categories  of certain of those Rating  Organizations.  Ratings at the time of
purchase  will  determine  whether   securities  may  be  acquired  under  the
restrictions described above.

      |X|   U.S.  Government   Securities.   U.S.  government  securities  are
obligations  issued or  guaranteed  by the U.S.  Government or its agencies or instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and  instrumentalities  that issue or guarantee
securities   include,   but  are  not   limited   to,  the   Federal   Housing
Administration, Farmers Home Administration,  Export-Import Bank of the United
States,   Small  Business   Administration,   Government   National   Mortgage
Association, General Services Administration,  Bank for Cooperatives,  Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation,  Federal Intermediate
Credit  Banks,  Federal Land Banks,  Maritime  Administration,  the  Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities  issued  or  guaranteed  by  U.S.   government  agencies  and
instrumentalities  are not  always  backed by the full faith and credit of the
United  States.  Some,  such as  securities  issued  by the  Federal  National
Mortgage  Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury.  Others,  such as securities issued by the Federal Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are
supported only by the credit of the  instrumentality  and not by the Treasury.
If the  securities  are not  backed by the full faith and credit of the United
States,  the  purchaser  must  look  principally  to the  agency  issuing  the obligation  for  repayment  and may not be able to assert a claim  against the
United  States  if the  issuing  agency or  instrumentality  does not meet its commitment.

      Among the U.S.  government  securities that may be purchased by the Fund are  "mortgage-backed  securities" of Fannie Mae, Government National Mortgage
Association  ("Ginnie  Mae") and Freddie Mac.  Timely payment of principal and interest on Ginnie Mae  pass-through  securities  are  guaranteed  by the full faith and  credit  of the  United  States.  These  mortgage-backed  securities include  "pass-through"  securities  and  "participation  certificates."  Both types of securities  are similar,  in that they  represent  pools of mortgages that are  assembled by a vendor who sells  interests in the pool.  Payments of principal and interest by individual  mortgagors  are "passed  through" to the holders  of the  interests  in  the  pool.  Another  type  of  mortgage-backed security  is the  "collateralized  mortgage  obligation."  It is  similar to a conventional bond and is secured by groups of individual mortgages.

      |X|   Time  Deposits  and  Other  Bank  Obligations.  The  types of U.S.
"banks" whose securities the Fund may buy include  commercial  banks,  savings banks, and savings and loan  associations,  which may or may not be members of the Federal Deposit  Insurance  Corporation.  The Fund may also buy securities of "foreign banks" that are payable in U.S. dollars and are:

         o  foreign   branches  of  U.S.   banks  (which  may  be  issuers  of
            "Eurodollar" money market instruments),
         o  U.S.  branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
         o  foreign branches of foreign banks.

      Investment in "foreign banks" as defined above may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer
U.S. regulatory requirements than are applicable to U.S. banks. Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks. Foreign branches or subsidiaries of U.S.
banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Fund held overseas will be held by foreign branches of the custodian for the Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

      The Fund will buy bank  obligations only from a domestic bank with total assets of at least $2.0  billion or from a foreign  bank with total  assets of at least $30.0 billion.  Those asset  requirements  apply only at the time the obligations are acquired.

      The Fund may invest in fixed  time  deposits.  These are  non-negotiable deposits in a bank for a specified  period of time at a stated  interest rate.
They may or may not be subject to withdrawal  penalties.  However,  the Fund's investments  in time deposits  that are subject to penalties  (other than time deposits  maturing in less than seven days) are subject to the 10%  investment limitation  for investing in illiquid  securities,  set forth in "Illiquid and
Restricted Securities" in the Prospectus and this SAI.

      |X|   Insured   Bank   Obligations.   The  Federal   Deposit   Insurance
Corporation  (the  "FDIC")  insures the deposits of banks and savings and loan associations  up to $100,000 per investor.  Within the limits set forth in the
Prospectus,  the Fund may purchase bank  obligations that are fully insured as to  principal  by the FDIC.  To remain fully  insured as to  principal,  these investments  must  currently be limited to $100,000 per bank. If the principal amount  and  accrued  interest  together  exceed  $100,000,  then the  accrued interest in excess of that $100,000 will not be insured.

      |X|   Floating  Rate/Variable  Rate Obligations.  The Fund may invest in instruments  with floating or variable  interest rates. The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury Bill rate,  the rate of return on commercial paper or bank  certificates of deposit,  or some other standard.
The rate on the  investment  is  adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation  is also based on a stated  prevailing  market rate but is adjusted  automatically at a specified  interval of not less than one year.  Some variable rate or floating rate obligations in which the Fund may invest have a demand feature  entitling the  holder  to  demand  payment  of an  amount  approximately  equal  to  the amortized  cost of the  instrument or the principal  amount of the  instrument plus accrued  interest at any time,  or at specified  intervals  not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include  master  demand notes,  which are obligations that permit the Fund to invest fluctuating  amounts in a note. The amount may change  daily  without  penalty,  pursuant  to direct  arrangements between  the Fund,  as the note  purchaser,  and the  issuer of the note.  The interest rates on these notes  fluctuate from time to time. The issuer of this type of  obligation  normally  has a  corresponding  right in its  discretion, after a given  period,  to  prepay  the  outstanding  principal  amount of the obligation plus accrued  interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation  or  depreciation  is less than that for  fixed-rate  obligations having the same maturity.

      Because  these  types of  obligations  are direct  lending  arrangements between  the  note  purchaser  and  issuer  of  the  note,  these  instruments generally will not be traded.  Generally,  there is no  established  secondary market for these types of  obligations,  although they are redeemable from the issuer at face value. Accordingly,  where these obligations are not secured by letters of credit or other credit  support  arrangements,  the Fund's right to redeem them is  dependent  on the ability of the note issuer to pay  principal and interest on demand.  These types of  obligations  usually are not rated by credit rating agencies.  The Fund may invest in obligations that are not rated only if the Manager  determines at the time of investment that the obligations are of  comparable  quality  to the  other  obligations  in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the  creditworthiness of the issuers of the  floating and variable  rate  obligations  in the Fund's portfolio on an ongoing basis.

      |X|   Asset-Backed  Securities.  These securities,  issued by trusts and special  purpose  corporations,  are  backed  by  pools of  assets,  primarily automobile  and  credit-card  receivables  and home  equity  loans.  They pass through the payments on the  underlying  obligations  to the security  holders
(less   servicing  fees  paid  to  the  originator  or  fees  for  any  credit enhancement).  The value of an asset-backed security is affected by changes in
the   market's   perception   of  the  asset   backing   the   security,   the
creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments  of  principal  and  interest  passed  through  to  holders  of asset-backed  securities  are  typically  supported  by some  form  of  credit enhancement,  such as a letter of credit,  surety bond,  limited  guarantee by another  entity  or having a  priority  to  certain  of the  borrower's  other securities.  The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit  enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any  required  payments of  principal  and interest are not made with respect to the underlying  loans, the Fund may experience  losses or delays in receiving payment.

      The  risks  of  investing  in  asset-backed  securities  are  ultimately dependent  upon payment of consumer loans by the  individual  borrowers.  As a purchaser  of an  asset-backed  security,  the Fund  would  generally  have no recourse to the entity that  originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments,  which shorten the weighted  average life of asset-backed  securities and may lower their return, in  the  same  manner  prepayments  of a pool  of  mortgage  loans  underlying mortgage-backed  securities  may shorten the average  life of the  security or lower the return of those securities.  However, asset-backed securities do not have the benefit of the same security  interest in the  underlying  collateral as do mortgage-backed securities.

      |X|   Repurchase  Agreements.  In a  repurchase  transaction,  the  Fund acquires a  security  from,  and  simultaneously  resells  it to, an  approved vendor for delivery on an  agreed-upon  future date.  The resale price exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest rate effective for the period during which the  repurchase  agreement is in effect.
An  "approved  vendor" may be a U.S.  commercial  bank,  the U.S.  branch of a foreign bank, or a  broker-dealer  which has been  designated a primary dealer in government  securities.  They must meet the credit  requirements set by the
Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the resale  typically  will occur  within one to five days of the purchase.  The Fund will not enter into a repurchase agreement that will cause more  than  10% of its net  assets  to be  subject  to  repurchase  agreements maturing in more than seven days.

      Repurchase  agreements  are  considered  "loans"  under  the  Investment
Company Act,  collateralized by the underlying security. The Fund's repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the  collateral's  value must equal or exceed the repurchase price to fully  collateralize  the repayment  obligation.  The Manager will monitor the vendor's  creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's  value.  However, if the vendor fails to pay the resale  price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive  Order issued by the SEC, the Fund,  along with other  affiliated  entities  managed by the Manager,  may transfer  uninvested cash balances into one or more joint repurchase  accounts.  These balances are invested  in one or more  repurchase  agreements,  secured by U.S.  government securities.  Securities  pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint  repurchase arrangement  requires that the market value of the collateral be sufficient to cover payments of interest and principal;  however, in the event of default by the other party to the  agreement,  retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

      |X|   Loans of Portfolio Securities.  To attempt to increase its income, the Fund may lend its  portfolio  securities  to  brokers,  dealers  and other financial  institutions.  These  loans are limited to not more than 10% of the value  of the  Fund's  total  assets  and  are  subject  to  other  conditions described  below.  The Fund could  experience a delay in receiving  additional collateral to secure a loan, or a delay in recovering  the loaned  securities.
The Fund  presently  does not intend to lend its  securities,  but if it does, the value of  securities  loaned is not  expected  to exceed 5% of the  Fund's total assets.

      The Fund must receive  collateral for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the loan  collateral  must be at least equal to the market value of the loaned securities.  The collateral must consist of cash,  bank letters of credit,  or
U.S.  government  securities  in which the Fund is permitted to invest.  To be acceptable  as  collateral,  letters  of credit  must  obligate  a bank to pay amounts  demanded  by the Fund if the  demand  meets the terms of the  letter.
Such terms and the issuing  bank must be  satisfactory  to the Fund.  The Fund could experience a delay in receiving additional or replacement  collateral to secure a loan, or a delay in recovering the loaned securities.

      When it lends securities,  the Fund receives from the borrower an amount equal to the interest paid or the dividends  declared on the loaned securities during the term of the loan. It may also receive  negotiated loan fees and may receive all or a portion of the  interest on the  non-cash  collateral  or the return on  investments  made with cash  collateral,  less any  finders'  fees, custodian,  administrative  or other fees the Fund pays in connection with the loan.  The Fund may share the interest it receives on non-cash  collateral  or the return on cash collateral  investments with the borrower. The Fund will be responsible  for risks  associated  with the  investment  of cash  collateral, including the risk that the value of the investment decreases.

      The  Fund  will  not  lend  its  portfolio  securities  to any  officer,
Director,  employee or affiliate of the Fund or its Manager.  The terms of the
Fund's  loans must meet  certain  tests under the  Internal  Revenue  Code and permit the Fund to reacquire  loaned  securities  on five business days notice or in time to vote on any important matter.

      |X|   Illiquid  and  Restricted  Securities.   Under  the  policies  and
procedures  established  by  the  Fund's  Board  of  Directors,   the  Manager
determines  the  liquidity of certain of the Fund's  investments.  Investments may be illiquid because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price. A restricted  security  may have terms that limit its resale to other  investors or may  require  registration  under  applicable  laws  before  it may be sold publicly.

      Illiquid  securities  the  Fund  can  buy  include  issues  that  may be redeemed  only by the issuer upon more than seven days notice or at  maturity, repurchase  agreements  maturing in more than seven days,  fixed time deposits subject to withdrawal  penalties which mature in more than seven days, certain participation  interests other than those with puts  exercisable  within seven days  and  other  securities  that  cannot  be sold  freely  due to  legal  or contractual restrictions on resale.  Contractual restrictions on the resale of illiquid  securities  might  prevent or delay their sale by the Fund at a time when such sale would be desirable.

      There are restricted  securities that are not illiquid that the Fund can buy.  They include  certain  master  demand notes  redeemable  on demand,  and short-term  corporate  debt  instruments  that  are  not  related  to  current transactions  of the issuer and therefore are not exempt from  registration as commercial paper.

Other Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         o  67% or more of the  shares  present or  represented  by proxy at a shareholder  meeting,  if the  holders  of more  than  50% of the outstanding shares are present or represented by proxy, or
         o  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus  or this SAI are  "fundamental"  only if they are identified as such.  The Fund's Board of Directors can change  non-fundamental
policies  without  shareholder  approval.  However,   significant  changes  to
investment  policies  will be  described  in  supplements  or  updates  to the
Prospectus  or this SAI,  as  appropriate.  The  Fund's  principal  investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental Policies? The following investment  restrictions are fundamental  policies of the Fund as contemplated by the Investment  Company Act. The limitations of the following  policies may be  changed  to the  extent  that the  corresponding  policies  of the Act are changed by amendment, exemptive or interpretive relief:
         o  The  Fund  cannot  invest  more  than 5% of its  total  assets  in securities  of any  issuer  (except  the  U.S.  government  or its agencies or instrumentalities).
         o  The Fund cannot  invest 25% or more of its total assets in any one industry.  Except for obligations  issued or guaranteed by foreign banks, the Fund's  investments in U.S.  government  securities and bank  obligations  described in the Prospectus are not included in this limitation.
         o  The Fund cannot make loans,  except to the extent  permitted under the Investment  Company Act, the rules or  regulations  thereunder or any  exemption  therefrom  that is  applicable  to the Fund, as such statute,  rules or regulations  may be amended or interpreted from time to time.
         o  The Fund may not  borrow  money,  except to the  extent  permitted under  the  Investment  Company  Act,  the  rules  or  regulations thereunder  or any exemption  therefrom  that is applicable to the
            Fund,  as such  statute,  rules or  regulations  may be amended or interpreted from time to time.
         o  The Fund cannot  invest in real estate,  physical  commodities  or commodity  contracts,  except to the  extent  permitted  under the
            Investment  Company Act, the rules or  regulations  thereunder  or any exemption  therefrom,  as such statute,  rules or  regulations may be amended or interpreted from time to time.
         o   The Fund may not underwrite  securities issued by others,  except to the extent that a Fund may be considered an underwriter  within the  meaning  of the  Securities  Act of 1933,  as  amended,  when reselling securities held in its own portfolio.
         o  The Fund  cannot  issue  senior  securities,  except to the extent
            permitted   under  the  Investment   Company  Act,  the  rules  or
            regulations  thereunder  or  any  exemption  therefrom,   as  such
            statute,  rules or regulations may be amended or interpreted  from time to time.

      Unless the  Prospectus or this SAI states that a percentage  restriction applies on an  ongoing  basis,  it applies  only at the time the Fund makes an investment  (except  in the  case  of  borrowing).  The  Fund  need  not  sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional  Restrictions  That Are Not  "Fundamental"
Policies?

      The Fund has additional  operating  policies that are not "fundamental,"
and  which  can be  changed  by the  Board of  Directors  without  shareholder approval.

      For purposes of the Fund's policy not to concentrate  its investments as described  above,  the Fund has  adopted  classifications  of  industries  and groups  of  related  industries.  These  classifications  are not  fundamental policies.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public  Disclosure.  The Fund's  portfolio  holdings  are made  publicly available  no later  than 60 days  after the close of each of the Fund's fiscal quarters in its  semi-annual  and annual report to  shareholders, its annual report to  shareholders,  or in its Statements of Investments on Form N-Q. Those documents are publicly available at the SEC.

 Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

 The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
 Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager, and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

 A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than
 15 days after month-end.

 Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than
 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)
o     Dealers to obtain price quotations where the Fund is not identified as the owner

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o     Response to regulatory requests for information (the SEC, Financial
            Industry Regulatory Authority (FINRA), state securities
            regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio  managers and analysts  may,  subject to the  Manager's  policies on communications with the press and other media,  discuss portfolio  information in  interviews  with  members of the  media,  or in due  diligence  or similar meetings  with  clients  or  prospective  purchasers  of Fund  shares or their financial intermediary representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the
Fund's policy as to the use of secure e-mail technology.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
Distributor, and Transfer Agent shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the
Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities              Fortis Securities         Pacific Crest Securities
ABN AMRO                    Fox-Pitt, Kelton          Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.       Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Fund Is Managed

Organization  and  History.  The Fund is a  diversified,  open-end  management investment  company.  The Fund was  organized  as a  Maryland  corporation  in
December 1973.

|X|   Classes of Shares. The Directors are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has two classes of shares: Class A and Class Y. All classes invest in the same investment portfolio. Only certain institutional investors may purchase Class Y shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. Although the Fund is not required by Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters or when required to do so by the Investment
 Company Act or other applicable law. The shareholders have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under Maryland law.

      The Fund will hold a meeting when the Directors call a meeting or upon proper request of shareholders. If the Fund receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a Director), the Directors will call a meeting of shareholders for that specified purpose. The Fund has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants'
expense.

Board of Directors and Oversight Committees. The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Directors has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee. Each committee is comprised solely of
Directors who are not "interested persons" under the Investment Company Act
(the "Independent Directors"). The members of the Audit Committee are David
K. Downes (Chairman), Mary F. Miller, Joel W. Motley, Russell S. Reynolds,
Jr., Joseph M. Wikler and Peter I. Wold. The Audit Committee held 5 meetings during the Fund's fiscal year ended July 31, 2007. The Audit Committee furnishes the Board with recommendations regarding the selection of the
Fund's independent registered public accounting firm (also referred to as the
"independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to:
(i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent
Auditors regarding the Fund's internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department;
(iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Directors; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent
Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), David K. Downes, Matthew P. Fink, Phillip A. Griffiths, Joel W.
Motley and Joseph M. Wikler. The Regulatory & Oversight Committee held 6 meetings during the Fund's fiscal year ended July 31, 2007. The Regulatory &
Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution
Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Matthew P. Fink, Robert G. Galli, Mary F. Miller, Russell S.
Reynolds, Jr. and Peter I. Wold. The Governance Committee held 7 meetings during the Fund's fiscal year ended July 31, 2007. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of
Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, and monitors the Fund's proxy voting, among other duties set forth in the Governance Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Directors, including Independent Directors for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Directors except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members including
Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, to the attention of the Board of Directors of Oppenheimer Money
Market Fund, Inc., c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the
Investment Company Act. In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a director nominee. In evaluating director nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC  rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Directors and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for directors based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Directors and Officers of the Fund. Except for Mr. Murphy, each of the
Directors is an Independent Director. All of the Directors are also directors or trustees of the following Oppenheimer funds (referred to as "Board I
Funds"):

Oppenheimer Absolute Return Fund         Oppenheimer Money Market Fund, Inc.
Oppenheimer AMT-Free Municipals          Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free New York Municipals Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                Oppenheimer Real Estate Fund
                                         Oppenheimer Rochester Arizona Municipal
Oppenheimer Baring China Fund            Fund
                                         Oppenheimer Rochester Maryland Municipal
Oppenheimer Baring Japan Fund            Fund
Oppenheimer Baring SMA International     Oppenheimer Rochester Massachusetts
Fund                                     Municipal Fund
                                         Oppenheimer Rochester Michigan Municipal
Oppenheimer California Municipal Fund    Fund
                                         Oppenheimer Rochester Minnesota Municipal
Oppenheimer Capital Appreciation Fund    Fund

                                         Oppenheimer Rochester North Carolina

Oppenheimer Developing Markets Fund      Municipal Fund
Oppenheimer Discovery Fund               Oppenheimer Rochester Ohio Municipal Fund
                                         Oppenheimer Rochester Virginia Municipal
Oppenheimer Dividend Growth Fund         Fund
Oppenheimer Emerging Growth Fund         Oppenheimer Select Value Fund

Oppenheimer Enterprise Fund              Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                  Oppenheimer SMA Core Bond Fund
Oppenheimer Global Opportunities Fund    Oppenheimer SMA International Bond Fund
Oppenheimer Global Value Fund            Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund Oppenheimer Transition 2015 Fund
Oppenheimer Growth Fund                  Oppenheimer Transition 2020 Fund
Oppenheimer International Diversified
Fund                                     Oppenheimer Transition 2030 Fund
Oppenheimer International Growth Fund    OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Small Company
Fund                                     OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Value Fund     Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Institutional Money Market
Fund                                     Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Limited Term California
Municipal Fund                           Oppenheimer U.S. Government Trust

      In  addition  to  being a Board  member  of each of the  Board I  Funds,
Messrs.  Downes,  Galli and  Wruble are  directors  or  trustees  of ten other portfolios in the OppenheimerFunds complex.

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

      Messrs. Weiss, Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted
and Zack and Mss. Wolf, Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of
October 26, 2007 the Directors and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.
In addition, none of the Independent Directors (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      Biographical Information. The Directors and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Director's beneficial share ownership in the Fund and in all of the registered investment companies that the Director oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Director in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each
Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                                  Independent Directors
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Name, Position(s)   Principal Occupation(s) During the Past 5     Dollar      Aggregate
                                                                             Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares     Beneficially
Held with the       Years; Other Trusteeships/Directorships     Beneficially   Owned in
Fund, Length of     Held; Number of Portfolios in the Fund       Owned in     Supervised
Service, Age        Complex Currently Overseen                   the Fund       Funds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                                 As of December 31, 2006

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Brian F. Wruble,    General Partner of Odyssey Partners, L.P.   $50,001-$100Over $100,000
Chairman of the     (hedge fund) (since September 1995);
Board of Directors  Director of Special Value Opportunities
since 2007,         Fund, LLC (registered investment company)
Director since 2005 (since September 2004); Member of Zurich
Age: 64             Financial Investment Advisory Board
                    (insurance) (since October 2004); Board of
                    Governing Trustees of The Jackson
                    Laboratory (non-profit) (since August
                    1991); Chair, the Jackson Laboratory Board
                    of Trustees (since August 2007); Trustee
                    of the Institute for Advanced Study
                    (non-profit educational institute) (since
                    May 1992); Special Limited Partner of
                    Odyssey Investment Partners, LLC (private
                    equity investment) (January 1999-September
                    2004); Trustee of Research Foundation of
                    AIMR (2000-2002) (investment research,
                    non-profit); Governor, Jerome Levy
                    Economics Institute of Bard College
                    (economics research) (August
                    1990-September 2001); Director of Ray &
                    Berendtson, Inc. (executive search firm)
                    (May 2000-April 2002). Oversees 66
                    portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

David K. Downes     President, Chief Executive Officer and      None        Over $100,000
Director since 2007 Board Member of CRAFund Advisors, Inc.
Age: 67             (investment management company) (since
                    January 2004); President of The Community
                    Reinvestment Act Qualified Investment Fund
                    (investment management company) (since
                    January 2004); Independent Chairman of the
                    Board of Trustees of Quaker Investment
                    Trust (registered investment company)
                    (since January 2004); Director of Internet
                    Capital Group (information technology
                    company) (since October 2003); Chief
                    Operating Officer and Chief Financial
                    Officer of Lincoln National Investment
                    Companies, Inc. (subsidiary of Lincoln
                    National Corporation, a publicly traded
                    company) and Delaware Investments U.S.,
                    Inc. (investment management subsidiary of
                    Lincoln National Corporation) (1993-2003);
                    President, Chief Executive Officer and
                    Trustee of Delaware Investment Family of
                    Funds (1993-2003); President and Board
                    Member of Lincoln National Convertible
                    Securities Funds, Inc. and the Lincoln
                    National Income Funds, TDC (1993-2003);
                    Chairman and Chief Executive Officer of
                    Retirement Financial Services, Inc.
                    (registered transfer agent and investment
                    adviser and subsidiary of Delaware
                    Investments U.S., Inc.) (1993-2003);
                    President and Chief Executive Officer of
                    Delaware Service Company, Inc.
                    (1995-2003); Chief Administrative Officer,
                    Chief Financial Officer, Vice Chairman and
                    Director of Equitable Capital Management
                    Corporation (investment subsidiary of
                    Equitable Life Assurance Society)
                    (1985-1992); Corporate Controller of
                    Merrill Lynch & Company (financial
                    services holding company) (1977-1985);
                    held the following positions at the
                    Colonial Penn Group, Inc. (insurance
                    company): Corporate Budget Director
                    (1974-1977), Assistant Treasurer
                    (1972-1974) and Director of Corporate
                    Taxes (1969-1972); held the following
                    positions at Price Waterhouse & Company
                    (financial services firm): Tax Manager
                    (1967-1969), Tax Senior (1965-1967) and
                    Staff Accountant (1963-1965); United
                    States Marine Corps (1957-1959). Oversees
                    66 portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Matthew P. Fink,    Trustee of the Committee for Economic       None        Over $100,000
Director since 2006 Development (policy research foundation)
Age: 66             (since 2005); Director of ICI Education
                    Foundation (education foundation) (October
                    1991-August 2006); President of the
                    Investment Company Institute (trade
                    association) (October 1991-June 2004);
                    Director of ICI Mutual Insurance Company
                    (insurance company) (October 1991-June
                    2004). Oversees 56 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Robert G. Galli,    A director or trustee of other Oppenheimer  $50,001-$100Over $100,000
Director since 1993 funds. Oversees 66 portfolios in the
Age: 74             OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Phillip A.          Distinguished Presidential Fellow for       None        None
Griffiths,          International Affairs (since 2002) and
Director since 2002 Member (since 1979) of the National
Age: 69             Academy of Sciences; Council on Foreign
                    Relations (since 2002); Director of GSI
                    Lumonics Inc. (precision medical equipment
                    supplier) (since 2001); Senior Advisor of
                    The Andrew W. Mellon Foundation (since
                    2001); Chair of Science Initiative Group
                    (since 1999); Member of the American
                    Philosophical Society (since 1996);
                    Trustee of Woodward Academy (since 1983);
                    Foreign Associate of Third World Academy
                    of Sciences; Director of the Institute for
                    Advanced Study (1991-2004); Director of
                    Bankers Trust New York Corporation
                    (1994-1999); Provost at Duke University
                    (1983-1991). Oversees 56 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Mary F. Miller,     Trustee of the American Symphony Orchestra  None        Over $100,000
Director since 2004 (not-for-profit) (since October 1998); and
Age: 65             Senior Vice President and General Auditor
                    of American Express Company (financial
                    services company) (July 1998-February
                    2003). Oversees 56 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Joel W. Motley,     Managing Director of Public Capital         $50,001-$100Over $100,000
Director since 2002 Advisors, LLC (privately held financial
Age: 55             advisor) (since January 2006). Director of
                    Columbia Equity Financial Corp.
                    (privately-held financial advisor) (since
                    2002); Managing Director of Carmona
                    Motley, Inc. (privately-held financial
                    advisor) (since January 2002); Managing
                    Director of Carmona Motley Hoffman Inc.
                    (privately-held financial advisor)
                    (January 1998-December 2001); Member of
                    the Finance and Budget Committee of the
                    Council on Foreign Relations, Member of
                    the Investment Committee of the Episcopal
                    Church of America, Member of the
                    Investment Committee and Board of Human
                    Rights Watch and Member of the Investment
                    Committee of Historic Hudson Valley.
                    Oversees 56 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Russell S.          Chairman of RSR Partners (formerly "The     None        $10,001-$50,000
Reynolds, Jr.,      Directorship Search Group, Inc.")
Director since 1989 (corporate governance consulting and
Age: 75             executive recruiting) (since 1993); Life
                    Trustee of International House (non-profit
                    educational organization); Former Trustee
                    of the Historical Society of the Town of
                    Greenwich; Former Director of Greenwich
                    Hospital Association. Oversees 56
                    portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Joseph M. Wikler,   Director of the following medical device    None        Over $100,000
Director since 2005 companies: Medintec (since 1992) and
Age: 66             Cathco (since 1996); Director of Lakes
                    Environmental Association (environmental
                    protection organization) (since 1996);
                    Member of the Investment Committee of the
                    Associated Jewish Charities of Baltimore
                    (since 1994); Director of Fortis/Hartford
                    mutual funds (1994-December 2001). Drector
                    of C-TASC (a privately held biostatistics
                    company) (since May 2007). Oversees 56
                    portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Peter I. Wold,      President of Wold Oil Properties, Inc.      None        Over $100,000
Director since 2005 (oil and gas exploration and production
Age: 59             company) (since 1994); Vice President of
                    American Talc Company, Inc. (talc mining
                    and milling) (since 1999); Managing Member
                    of Hole-in-the-Wall Ranch (cattle
                    ranching) (since 1979); Vice President,
                    Secretary and Treasurer of Wold Trona
                    Company, Inc. (soda ash processing and
                    production) (1996-2006); Director and
                    Chairman of the Denver Branch of the
                    Federal Reserve Bank of Kansas City
                    (1993-1999); and Director of PacifiCorp.
                    (electric utility) (1995-1999). Oversees
                    56 portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

      Mr. Murphy is an "Interested Director" because he is affiliated with the Manager by virtue of his positions as an officer and director of the
Manager, and as a shareholder of its parent company. The address of Mr.
Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008. Mr. Murphy serves as a Director for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an annual term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                             Interested Director and Officer
-------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5      Dollar      Aggregate
                                                                            Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund        Owned in    Supervised
Service, Age       Complex Currently Overseen                    the Fund       Funds
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                                 As of December 31, 2006

------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and        $10,001-$50,Over $100,000
Director since     Director of the Manager since June 2001;
2002 and           President of the Manager (September
President and      2000-March 2007); President and a director
Principal          or trustee of other Oppenheimer funds;
Executive Officer  President and Director of Oppenheimer
since 2001         Acquisition Corp. ("OAC") (the Manager's
Age: 58            parent holding company) and of Oppenheimer
                   Partnership Holdings, Inc. (holding company
                   subsidiary of the Manager) (since July
                   2001); Director of OppenheimerFunds
                   Distributor, Inc. (subsidiary of the
                   Manager) (November 2001-December 2006);
                   Chairman and Director of Shareholder
                   Services, Inc. and of Shareholder Financial
                   Services, Inc. (transfer agent subsidiaries
                   of the Manager) (since July 2001);
                   President and Director of OppenheimerFunds
                   Legacy Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following investment
                   advisory subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October 3, 2003); Chief Operating
                   Officer of the Manager (September 2000-June
                   2001); Oversees 103 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

      The addresses of the officers in the chart below are as follows: for
Messrs. Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225
Liberty Street, New York, New York 10281-1008, for Messrs. Weiss, Petersen,
Szilagyi, Vandehey and Wixted and Mss. Wolf and Ives, 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

--------------------------------------------------------------------------------------
                             Other Officers of the Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Carol E. Wolf,          Senior Vice President of the Manager (since June 2000) and
Vice President and      of HarbourView Asset Management Corporation (since June

Portfolio Manager       2003); an officer of 6 portfolios in the OppenheimerFunds
since 1998              complex. Formerly Vice President of the Manager (June 1990 -
Age: 55                 June 2000).

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Barry D. Weiss,         Vice  President  of the  Manager  (since  July  2001)  and of
Vice President and      HarbourView Asset Management  Corporation  (since June 2003);
Portfolio Manager       an officer of 6 portfolios in the  OppenheimerFunds  complex.
since 2001              Formerly  Assistant  Vice President and Senior Credit Analyst
Age: 43                 of the Manager  (February  2000-June 2001).  Prior to joining the  Manager in February  2000,  he was  Associate  Director,
                        Structured  Finance,  Fitch IBCA Inc.  (April 1998 - February
                        2000).

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Chief Compliance Officer of the
Chief Compliance        Manager, OppenheimerFunds Distributor, Inc., Centennial
Officer since 2004      Asset Management and Shareholder Services, Inc. (since March
Age: 57                 2004);Vice President of OppenheimerFunds Distributor, Inc.,
                        Centennial Asset Management Corporation and Shareholder
                        Services, Inc. (since June 1983). Former Vice President and
                        Director of Internal Audit of the Manager (1997-February
                        2004). An officer of 103 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since
Treasurer           and March 1999); Treasurer of the following: HarbourView Asset
Principal  Financial  & Management Corporation, Shareholder Financial Services,
Accounting      Officer Inc., Shareholder Services, Inc., Oppenheimer Real Asset
since 1999              Management Corporation, and Oppenheimer Partnership
Age: 48                 Holdings, Inc. (since March 1999), OFI Private Investments,
                        Inc. (since March 2000), OppenheimerFunds International Ltd.
                        (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                        Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust
                        program established by the Manager) (since June 2003);
                        Treasurer and Chief Financial Officer of OFI Trust Company
                        (trust company subsidiary of the Manager) (since May 2000);
                        Assistant Treasurer of the following: OAC (since March
                        1999),Centennial Asset Management Corporation (March
                        1999-October 2003) and OppenheimerFunds Legacy Program
                        (April 2000-June 2003); Principal and Chief Operating
                        Officer of Bankers Trust Company-Mutual Fund Services
                        Division (March 1995-March 1999). An officer of 103
                        portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian Petersen,         Vice President of the Manager (since February 2007);
Assistant Treasurer     Assistant Vice President of the Manager (August
since 2004              2002-February 2007); Manager/Financial Product Accounting of
Age: 37                 the Manager (November 1998-July 2002). An officer of 103

                        portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Brian C. Szilagyi,      Assistant Vice President of the Manager (since July 2004);

Assistant Treasurer     Director of Financial Reporting and Compliance of First Data
since 2005              Corporation (April 2003-July 2004); Manager of Compliance of
Age: 37                 Berger Financial Group LLC (May 2001-March 2003); Director
                        of Mutual Fund Operations at American Data Services, Inc.
                        (September 2000-May 2001). An officer of 103 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice President (since January 2004) and General
Secretary since 2001    Counsel (since March 2002) of the Manager; General Counsel
Age: 59                 and Director of the Distributor (since December 2001);
                        General Counsel of Centennial Asset Management Corporation
                        (since December 2001); Senior Vice President and General
                        Counsel of HarbourView Asset Management Corporation (since
                        December 2001); Secretary and General Counsel of OAC (since
                        November 2001); Assistant Secretary (since September 1997)
                        and Director (since November 2001) of OppenheimerFunds
                        International Ltd. and OppenheimerFunds plc; Vice President
                        and Director of Oppenheimer Partnership Holdings, Inc.
                        (since December 2002); Director of Oppenheimer Real Asset
                        Management, Inc. (since November 2001); Senior Vice
                        President, General Counsel and Director of Shareholder
                        Financial Services, Inc. and Shareholder Services, Inc.
                        (since December 2001); Senior Vice President, General
                        Counsel and Director of OFI Private Investments, Inc. and
                        OFI Trust Company (since November 2001); Vice President of
                        OppenheimerFunds Legacy Program (since June 2003); Senior
                        Vice President and General Counsel of OFI Institutional
                        Asset Management, Inc. (since November 2001); Director of
                        OppenheimerFunds (Asia) Limited (since December 2003);
                        Senior Vice President (May 1985-December 2003), Acting
                        General Counsel (November 2001-February 2002) and Associate
                        General Counsel (May 1981-October 2001) of the Manager;
                        Assistant Secretary of the following: Shareholder Services,
                        Inc. (May 1985-November 2001), Shareholder Financial
                        Services, Inc. (November 1989-November 2001), and
                        OppenheimerFunds International Ltd. (September 1997-November
                        2001). An officer of 103 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the Manager;
since 2001              Vice President (since 1999) and Assistant Secretary (since
Age: 42                 October 2003) of the Distributor; Assistant Secretary of
                        Centennial Asset Management Corporation (since October
                        2003); Vice President and Assistant Secretary of Shareholder
                        Services, Inc. (since 1999); Assistant Secretary of
                        OppenheimerFunds Legacy Program and Shareholder Financial
                        Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 103
                        portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager (since
Assistant Secretary     May 2004); First Vice President (April 2001-April 2004),
since 2004              Associate General Counsel (December 2000-April 2004),
Age: 39                 Corporate Vice President (May 1999-April 2001) and Assistant
                        General Counsel (May 1999-December 2000) of UBS Financial
                        Services Inc. (formerly, PaineWebber Incorporated). An
                        officer of 103 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the

Assistant Secretary     Manager (since September 2004); First Vice President
since 2004              (2001-September 2004); Director (2000-September 2004) and
Age: 43                 Vice President (1998-2000) of Merrill Lynch Investment
                        Management.. An officer of 103 portfolios in the
                        OppenheimerFunds complex.

--------------------------------------------------------------------------------------

      Remuneration  of the  Officers  and  Directors.  The  officers  and  the interested Director of the Fund, who are affiliated with the Manager,  receive no salary or fee from the Fund. The Independent  Directors'  compensation from the Fund,  shown below, is for serving as a Director and member of a committee
(if  applicable),  with respect to the Fund's fiscal year ended July 31, 2007.
The   total   compensation   from  the  Fund  and  fund   complex   represents
compensation,   including  accrued  retirement  benefits,  for  serving  as  a
Director and member of a committee (if  applicable)  of the Boards of the Fund and other  funds in the  OppenheimerFunds  complex  during the  calendar  year ended December 31, 2006.

--------------------------------------------------------------------------------------

Name  and  Other  Fund   Aggregate     Retirement      Estimated          Total
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s)        (as   From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                        Fiscal year ended July 31,                     Year ended
                                                                       December 31,
                                   2007                                   2006

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)      $3,942(4)      $1,226     $81,942(5)((6)) $241,260(7)
Chairman of the Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

David K. Downes
Audit        Committee
Chairman           and
Regulatory           &     None           N/A         $45,913(8)       $146,668(9)
Oversight    Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink
Governance Committee
Member and Regulatory
& Oversight Committee     $3,482         $1,343       $56,034(10)       $113,472
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli
Regulatory &
Oversight Committee
Chairman and
Governance Committee      $4,169         $2,051     $574,819(10)(1$264,812(12)
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths   $4,526(13)      $5,055       $327,278(6)       $150,760
Governance Committee
Chairman and

Regulatory &
Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller

Audit Committee
Member and Governance

Committee Member        $3,378(14)        $838        $66,814(6)        $106,792

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley         $4,187(15)      $1,888       $97,539(6)        $150,760
Audit Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(16)    $3,804        $10,026       $67,138(17)       $134,080

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,      $3,430         $4,075       $59,739(17)       $110,120
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler
Audit Committee
Member and Regulatory  $3,257(18)      $4,272       $159,825(6)        $99,080
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold
Audit Committee
Member and Governance   $3,257(19)       $3,231      $108,941(6)       $99,080
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Clayton K. Yeutter(20)  $2,714(21)      $12,588     $117,498(22)      $173,700

--------------------------------------------------------------------------------------

1.                "Aggregate Compensation From the Fund" includes fees and
deferred compensation, if any.
    2.     "Estimated Annual Benefits Upon Retirement" is based on a
   straight life payment plan election with the assumption that a Director will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds.
   Although the Directors of the fund and other Board I funds are no longer accruing benefits, plan participants will receive previously accrued benefits as described below under "Retirement Plan for Directors." Plan participants have each elected a distribution method with respect to their benefits under the Plan.
3.                Mr. Wruble became Chairman of the Board I Funds on January
1, 2007.
4.          Includes $3,253 deferred by Mr. Wruble under the "Compensation
Deferral Plan" described below.
5.          Includes $54,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6.                Received a lump-sum roll-over to the Compensation Deferral
   Plan in lieu of Retirement Plan Benefirts as of December 31, 2006
7.                Includes 135,500 paid to Mr. Wruble for serving as a
director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not Board I Funds.
8. Estimated benefits to be paid to Mr. Downes for serving as a director or trustee of 10 other Oppenheimer Funds that are not Board I Funds.
9.                Compensation paid to Mr. Downes for serving as a director
   or trustee of 10 other Oppenheimer Funds that are not Board I Funds.
10.  Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
11.               Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.12.  Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31,
   2006) that are not Board I Funds.
13.  Includes $4,444 deferred by Mr. Griffiths under the "Compensation
Deferral Plan" described below.
14.  Includes $1,431 deferred by Ms. Miller under the "Compensation Deferral
Plan" described below.
15.  Includes $874 deferred by Mr. Motley under the "Compensation Deferral
Plan" described below.
16.  Mr. Randall retired from the Board I Funds effective June 30, 2007.
17.  Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
18.  Includes $1,629 deferred by Mr. Wikler under the "Compensation Deferral
Plan" described below.
19.  Includes $2,612 deferred by Mr. Wold under the "Compensation Deferral
Plan" described below.
20.  Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
Funds effective December 31, 2006
21.  Includes $283 deferred by Mr. Yeutter under the "Compensation Deferral
Plan" described below.
22.  Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006.

      Retirement  Plan  for  Directors.  The  Board I  Funds  have  adopted  a retirement plan that provides for payments to retired  Independent  Directors.
Payments  are up to 80% of the average  compensation  paid during a Director's five  years of service  in which the  highest  compensation  was  received.  A
Director  must serve as  director  or trustee for any of the Board I Funds for at least seven years to be eligible  for  retirement  plan  benefits  and must serve for at least 15 years to be eligible for the maximum benefit.  The Board has frozen the  retirement  plan with  respect to new  accruals as of December
31, 2006 (the "Freeze Date").  Each Director  continuing to serve on the Board of any of the Board I Funds  after the  Freeze  Date  (each  such  Director  a
"Continuing  Board  Member") may elect to have his accrued  benefit as of that date  (i.e.,  an  amount  equivalent  to the  actuarial  present  value of his benefit under the  retirement  plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the  Compensation  Deferral Plan described  below, or (iii) in the case of Continuing  Board  Members  having at least 7 years of service as of the Freeze  Date paid in the form of an annual  benefit or joint and survivor  annual  benefit.  The Board  determined to freeze the retirement plan after  considering a recent trend among corporate  boards of directors to forego retirement plan payments in favor of current compensation.

      |X|   Compensation Deferral Plan. The Board of Directors has adopted a
Compensation Deferral Plan for Independent Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Directors' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred compensation account.

Major  Shareholders.  As of October 26, 2007, the only persons or entities who owned of record or were  known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were:

      OppenheimerFunds,   Inc.,   6803  South  Tucson  Way,   Centennial,   CO
80112-3924,  which owned  205,651,551.470  Class Y shares (representing 63.69%
of the Fund's Class Y shares then outstanding).

      Taynik  & Co.,  P.O.  Box  9130,  Boston,  MA  02117-9130,  which  owned
27,371,436.122  Class Y  shares  (representing  8.47%  of the  Fund's  Class Y shares then outstanding).

      OFI Trust  Company TR,  OppenheimerFunds,  Inc.,  Deferred  Compensation
Plan,  255  Liberty  Street,  Floor  11,  New  York,  NY  10281,  which  owned
21,880,478.250  Class Y  shares  (representing  6.77%  of the  Fund's  Class Y shares then outstanding).

      |X|         Control  Persons.  As  of  October  26,  2007,  the  Manager
beneficially owned,  directly and/or through on or more controlled  companies,
83.33% of the  Class Y  shares,  which  represent  12.53%  of the  outstanding voting  securities of the Fund. In the event that any matter is submitted to a vote of the Fund's  shareholders,  the  Manager  has  undertaken  to vote such securities  of the Fund,  and to cause any  controlled  companies to vote such securities  of the Fund,  in the same  proportion  as the shares of other Fund shareholders  are  voted  on  such  matter.  A  withdrawal  of  the  Manager's investment  could adversely affect the expense ratio for Class A shares and/or lead  to an  increase  in  the  Fund's  portfolio  turnover.  The  Manager  is organized in the State of Colorado.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Manager and the Distributor have a Code of Ethics.
It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Fund does not have a Code of
Ethics since it is a money market fund.

      |X|   The   Investment   Advisory   Agreement.   The  Manager   provides
investment  advisory and  management  services to the Fund under an investment advisory  agreement  between  the Manager  and the Fund.  The Manager  selects securities for the Fund's portfolio and handles its day-to-day business.  That agreement  requires  the  Manager,  at its  expense,  to provide the Fund with adequate office space,  facilities and equipment. It also requires the Manager to provide and supervise the  activities  of all  administrative  and clerical personnel  required to provide  effective  administration  for the Fund. Those responsibilities  include the  compilation  and  maintenance  of records  with respect to its operations,  the  preparation and filing of specified  reports, and composition of proxy materials and registration  statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Directors, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.
The management fees paid by the Fund to the Manager during its last three fiscal years were:

--------------------------------------------------------------------------------
Fiscal Year ending         Management Fee Paid to OppenheimerFunds, Inc.
       7/31
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       2005                                 $7,781,528
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       2006                                 $9,119,532
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       2007                                 $8,354,840

--------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith, or gross  negligence in the performance of its duties or reckless  disregard  of its  obligations  and duties  under the  investment advisory  agreement  the Manager is not liable for any loss the Fund  sustains in connection with matters to which the agreement relates.

The agreement  permits the Manager to act as investment  adviser for any other person,  firm or corporation and to use the name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment adviser or general distributor.  If the Manager shall no longer act as investment adviser to the Fund,  the Manager may  withdraw  the right of the Fund to use the name
"Oppenheimer" as part of its name may be withdrawn.

 Portfolio Managers. The Fund's portfolio is managed by Barry D. Weiss and
Carol E. Wolf (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers"). They are the persons who are responsible for the day-to-day management of the Fund's investments.

|X|   Other Accounts Managed.  In addition to managing the Fund's investment portfolio, each Portfolio Manager also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by each Portfolio
            Manager as of July 31, 2007. No account has a performance-based advisory fee:

        Portfolio              Total                   Total           Total
                                                     Assets in

                               Assets in  Other        Other
                      RegistereRegistered Pooled      Pooled            Assets
                      InvestmenInvestment InvestmentInvestment  Other  in Other  )(2)
                      CompaniesCompanies  Vehicles   Vehicles   AccountAccounts
         Manager      Managed  Managed(1)  Managed  Managed(1)  ManagedManaged(1,

     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

                         5                  None                 None
      Barry D. Weiss             $25,902

                                                      None              None
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

                         5                  None                  1
      Carol E. Wolf              $29,774
                                                      None              $254

     ----------------------------------------------------------------------------

      1.  In millions.
      2.  Does not include personal accounts of portfolio manager and their families, which are subject to the Code of Ethics.

           As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies.  For example, the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the
      Manager could have an incentive to favor the other fund or account.
      However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another.
      It is possible, of course, that those compliance procedures and the
      Code of Ethics may not always be adequate to do so.  At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

      Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
      are employed and compensated by the Manager, not the Fund. Under the
      Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of July 31, 2007 the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
      Senior portfolio managers may also be eligible to participate in the
      Manager's deferred compensation plan.

      The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The benchmark with respect to the Fund is the iMoneyNet First Tier Retail ranking.  Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers'
      compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio
      Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

            Ownership of Fund Shares.  As of July 31, 2007 each
      Portfolio Manager beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------
                  Portfolio Manager             Range of Shares
                                                  Beneficially
                                               Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------
            Barry D. Weiss                            None
            ----------------------------------------------------------
            ----------------------------------------------------------
            Carol E. Wolf                          $1-$10,000
            ----------------------------------------------------------

Brokerage Policies  of the Fund

      |X|   Portfolio   Transactions.   Portfolio  decisions  are  based  upon
recommendations  and judgment of the Manager subject to the overall  authority of the  Board of  Directors.  Most  purchases  made by the Fund are  principal transactions at net prices,  so the Fund incurs little or no brokerage  costs.
The Fund deals  directly  with the selling or  purchasing  principal or market maker  without  incurring  charges for the  services of a broker on its behalf unless  the  Manager  determines  that a  better  price  or  execution  may be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter,  and purchases from dealers include a spread between the bid and asked prices.

      The  Fund  seeks  to  obtain  prompt  execution  of  orders  at the most favorable net price. If  broker/dealers  are used for portfolio  transactions, transactions  may be  directed  to brokers for their  execution  and  research services.  The research services provided by a particular broker may be useful only  to  one or  more  of the  advisory  accounts  of  the  Manager  and  its affiliates.  Investment  research  received for the commissions of those other accounts  may be  useful  both to the  Fund  and  one or  more  of such  other accounts.  Investment  research  services  may be supplied to the Manager by a third party at the instance of a broker  through  which trades are placed.  It may include  information  and analyses on particular  companies and industries as well as market or  economic  trends  and  portfolio  strategy,  receipt  of market quotations for portfolio  evaluations,  analytical software and similar products  and  services.  If a research  service also assists the Manager in a
non-research   capacity   (such  as   bookkeeping   or  other   administrative
functions),  then only the percentage or component that provides assistance to the  Manager  in  the  investment  decision-making  process  may  be  paid  in commission dollars.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and  comparisons  for  consideration,  and helps the Manager obtain market  information  for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      The Fund's  policy of  investing  in  short-term  debt  securities  with maturity  of less than one year  results in high  portfolio  turnover  and may increase the Fund's transaction costs. However,  since brokerage  commissions, if any, are small,  high turnover does not have an appreciable  adverse effect upon the income of the Fund.  There were no  commissions  paid during the last three fiscal years of the Fund.

Distribution

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund,
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager, acts as the
Fund's principal  underwriter in the continuous  public offering of the Fund's shares.  The Distributor  bears the expenses  normally  attributable to sales, including  advertising  and the cost of  printing  and  mailing  prospectuses, other than those  furnished to existing  shareholders.  The Distributor is not obligated to sell a specific number of shares.

    The Manager  and the  Distributor  may make  payments  to  affiliates.  In their  sole  discretion,  they may also  from  time to time  make  substantial payments  from their own  resources,  which  include  the  profits the Manager derives  from the  advisory  fees it  receives  from the Fund,  to  compensate
brokers,   dealers,   financial  institutions  and  other  intermediaries  for
providing  distribution  assistance  and/or  administrative  services  or that otherwise  promote sales of the Fund's shares.  These payments,  some of which may be referred to as "revenue  sharing,"  may relate to the Fund's  inclusion on a financial intermediary's preferred list of funds offered to its clients.

Payments to Fund Intermediaries

      Financial intermediaries may receive payments or concessions from the
Distributor, derived from sales charges paid by the clients of the financial intermediary. Additionally, the Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, if applicable, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see
            "About Your Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, if applicable, including fees payable under the Fund's
            distribution and/or service plans adopted under Rule 12b-1 under the Investment Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates
            (see "About the Fund -- Distribution and Service Plans" above);

o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
            administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
            Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
            self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

 1st Global Capital Co.                 Advantage Capital Corporation /
                                       FSC
  Aegon                                 Aetna Life Ins & Annuity Co.
  AG Edwards                            AIG Financial Advisors
  AIG Life                              Allianz Life Insurance Company
                                        American Enterprise Life
  Allstate Life                        Insurance
  American General Annuity              American Portfolios
  Ameriprise                            Ameritas
  Annuity Investors Life                Associated Securities
  AXA Advisors                          AXA Equitable Life Insurance
  Banc One Securities Corporation       BNY Investment Center
  Cadaret Grant & Co, Inc.              Chase Investment Services
                                        Citigroup Global Markets Inc
  Citicorp Investment Services, Inc.   (SSB)
  CitiStreet                            Citizen's Bank of Rhode Island
  Columbus Life                         Commonwealth Financial Network
  CUNA Brokerage Services, Inc.         CUSO Financial Services, L.P.
  Edward D Jones & Co.                  Federal Kemper
  Financial Network (ING)               GE Financial Assurance
  GE Life & Annuity                     Genworth Financial
  GlenBrook Life and Annuity Co.        Great West Life
  Hartford Life Insurance Co.           HD Vest Investment Services
  Hewitt Associates                     IFMG Securities, Inc.
  ING Financial Advisers                ING Financial Partners
                                        Kemper Investors Life Insurance
  Jefferson Pilot Securities Co.       Co.
  Legend Equities Co.                   Legg Mason Wood Walker
  Lincoln Benefit National Life         Lincoln Financial
  Lincoln Investment Planning, Inc.     Linsco Private Ledger Financial
  Mass Mutual                           McDonald Investments, Inc.
  Merrill Lynch                         Minnesota Life
  Mony Life                             Morgan Stanley Dean Witter
  Multifinancial (ING)                  Mutual Service Co.
  National Planning Co.                 Nationwide
  NFP                                   Park Avenue Securities LLC
  PFS Investments, Inc.                 Phoenix Life Insurance Co.
  Plan Member Securities                Prime Capital Services, Inc.
  Primevest Financial Services, Inc.    Protective Life Insurance Co.
  Provident Mutual Life & Annuity       Prudential
  Raymond James & Associates, Inc.      RBC Daine Rauscher
  Royal Alliance                        Securities America, Inc.
  Security Benefit                      Security First-Metlife
  Signator Investments                  Sun Life Insurance Co.
  Sun Trust Securities, Inc.            Thrivent Financial
  Travelers Life & Annuity Co.          UBS Financial Services, Inc.
  Union Central                         United Planners
                                        Walnut Street Securities (Met
  Wachovia                             Life)
  Waterstone Financial Group            Wells Fargo

      For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:
 1st Global Capital Co.                A G Edwards
 ACS HR Solutions                      ADP
 AETNA Life Ins & Annuity Co.          Alliance Benefit Group
 American Enterprise Investments       American Express Retirement Service
 American Funds (Fascorp)              American United Life Insurance Co.
 Ameriprise                            Ameritrade, Inc.
 AMG Administrative Management Group   AST (American Stock & Transfer)
 AXA Advisors                          Baden Retirement
 BCG - New                             BCG (Programs for Benefit Plans)
 Bear Stearns Securities Co.           Benefit Administration, Inc.(WA)
 Benefit Administration, Inc.(WIS)     Benefit Plans Administration
 Benetech, Inc.                        Bisys
 Boston Financial Data Services        Ceridian
 Charles Schwab & Co, Inc.             Citigroup Global Markets Inc (SSB)
 CitiStreet                            City National Investments
 Clark Consulting                      CPI
 DA Davidson & Co.                     Daily Access. Com, Inc.
 Davenport & Co, LLC                   David Lerner Associates
 Digital Retirement Solutions          DR, Inc.
 Dyatech                               E*Trade Clearing LLC
 Edgewood                              Edward D Jones & Co.
 Equitable Life / AXA                  ERISA Administrative Svcs, Inc
 ExpertPlan.com                        FAS Co. (FASCore/RK Pro)
 FBD Consulting                        Ferris Baker Watts, Inc.
 Fidelity                              First Clearing LLC
 First Southwest Co.                   First Trust - Datalynx
 First Trust Corp                      Franklin Templeton
 Geller Group                          Great West Life
 H&R Block Financial Advisors, Inc.    Hartford Life Insurance Co.
 HD Vest Investment Services           Hewitt Associates
 HSBC Brokerage USA, Inc.              ICMA - RC Services
 Independent Plan Coordinators         Ingham Group
 Interactive Retirement Systems        Invesmart
 Janney Montgomery Scott, Inc.         JJB Hillard W L Lyons, Inc.
 John Hancock                          JP Morgan
 July Business Services                Kaufman & Goble
 Legend Equities Co.                   Legg Mason Wood Walker
 Lehman Brothers, Inc.                 Liberty-Columbia 529 Program
 Lincoln Investment Planning, Inc.     Lincoln National Life Insurance Co.
 Linsco Private Ledger Financial       MassMutual
 Matrix Settlement & Clearance
 Services                              McDonald Investments, Inc.
 Mercer HR Services                    Merrill Lynch
 Mesirow Financial, Inc.               MetLife
 MFS Investment Management             Mid Atlantic Capital Co.
 Milliman USA                          Morgan Keegan & Co, Inc.
 Morgan Stanley Dean Witter            Nathan & Lewis Securities, Inc.
 National City Bank                    National Deferred Comp
 National Financial                    National Investor Services Co.
 Nationwide                            Newport Retirement Services
 Northwest Plan Services               NY Life Benefits
 Oppenheimer & Co, Inc.                Peoples Securities, Inc.
 Pershing                              PFPC
 Piper Jaffray & Co.                   Plan Administrators
 Plan Member Securities                Primevest Financial Services, Inc.
 Principal Life Insurance              Prudential
 PSMI Group                            Quads Trust Company
 Raymond James & Associates, Inc.      Reliastar
 Robert W Baird & Co.                  RSM McGladrey
 Scott & Stringfellow, Inc.            Scottrade, Inc.
 Southwest Securities, Inc.            Standard Insurance Co
 Stanley, Hunt, Dupree & Rhine         Stanton Group, Inc.
 Sterne Agee & Leach, Inc.             Stifel Nicolaus & Co, Inc.
 Sun Trust Securities, Inc.            Symetra
 T Rowe Price                          The 401k Company
 The Princeton Retirement Group Inc.   The Retirement Plan Company, LLC
 TruSource                             TruSource Union Bank of CA
 UBS Financial Services, Inc.          Unified Fund Services (UFS)
 US Clearing Co.                       USAA Investment Management Co.
 USI Consulting Group                  Valic
 Vanguard Group                        Wachovia
 Web401K.com                           Wedbush Morgan Securities
 Wells Fargo                           Wilmington Trust

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to
illustrate  its  performance.   These  terms  include   "yield,"   "compounded
effective  yield" and "average  annual total  return." An  explanation  of how yields and total returns are  calculated is set forth below.  The charts below show the Fund's  performance as of the Fund's most recent fiscal year end. You can obtain  current  performance  information  by calling the Fund's  Transfer
Agent at 1.800.225.5677 or by visiting the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data  that  may be  used  and  how it is to be  calculated.  In  general,  any advertisement  by the Fund of its  performance  data must  include the average annual total returns for the advertised class of shares of the Fund.

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's  performance   information  as  a  basis  for  comparisons  with  other
investments:
   o  ?Yields and total  returns  measure the  performance  of a  hypothetical
      account  in  the  Fund  over  various   periods  and  do  not  show  the
      performance of each shareholder's  account.  Your account's  performance will  vary  from  the  model  performance  data  if your  dividends  are received in cash,  or you buy or sell shares  during the period,  or you bought  your  shares at a  different  time than the  shares  used in the model.
   o? An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
   o  The Fund's yield is not fixed or guaranteed and will fluctuate.
   o? Yields and total returns for any given past period represent  historical performance  information  and are not, and should not be  considered,  a prediction of future yields or returns.

       |X|  Yields.  The Fund's  current yield is  calculated  for a seven-day period of time as follows.  First,  a base period return is calculated for the seven-day  period by determining the net change in the value of a hypothetical pre-existing  account  having  one  share at the  beginning  of the  seven-day period.  The change  includes  dividends  declared on the  original  share and dividends  declared on any shares  purchased with dividends on that share, but such  dividends  are  adjusted to exclude any realized or  unrealized  capital gains or losses  affecting  the  dividends  declared.  Next,  the base  period return is  multiplied  by 365/7 to obtain  the  current  yield to the  nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by:
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The  yield  as  calculated   above  may  vary  for  accounts  less  than
approximately  $100 in value due to the  effect  of  rounding  off each  daily dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any realized or unrealized  gains or  losses  on the  Fund's  portfolio  securities  which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      |X|   Total  Return  Information.  There are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  The  cumulative  total  return  measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average  rate of return for each year in a period  that would  produce the cumulative total return over the entire period. However,  average annual total
returns  do  not  show  actual   year-by-year   performance.   The  Fund  uses
standardized  calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      o? Average  Annual Total  Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below) held for a number of years ("n") to achieve an Ending  Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------

ERV   l/n - 1   Average Annual Total Return

------------------------------------------------------------------------------
      o? Cumulative Total Return.  The "cumulative  total return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

------------------------------------------------------------------------------

 ERV - P   = Total Return
-----------
    P
-------------------------------------------------------------------------------------
                            Compounded
             Yield       Effective Yield

         (7 days ended    (7 days ended   Average Annual Total Returns (at
            7/31/07)         7/31/07)     7/31/07)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                            1-Year       5 Years       10 Years

                                                       (or life of
                                                         class)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class A      4.80%            4.91%          4.87%        2.36%          3.39%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class Y      4.99%            5.11%          5.08%       3.75%(1)         N/A

-----------------------------------------------------------------------------------
1.  Inception of class Y shares was 8/27/2004

      |X|   Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Fund's  performance.  The Fund may make comparisons between its yield and that of other  investments,  by citing  various  indices such as The Bank Rate Monitor  National Index (provided by Bank Rate Monitor(TM))
which  measures  the  average  rate paid on bank money  market  accounts,  NOW accounts and  certificates of deposits by the 100 largest banks and thrifts in the top ten metropolitan  areas.  When comparing the Fund's yield with that of other  investments,  investors should understand that certain other investment alternatives  such as certificates  of deposit,  U.S.  government  securities, money market  instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its  advertisements and sales literature  performance  information  about the Fund cited in other newspapers and  periodicals,  such as The New York Times,  which may include  performance quotations from other sources.

      From time to time,  the Fund's  Manager may publish  rankings or ratings of the Manager (or the Transfer  Agent) or the investor  services  provided by them  to  shareholders  of  the  Oppenheimer  funds,  other  than  performance rankings of the  Oppenheimer  funds  themselves.  Those ratings or rankings of investor/shareholder  services by third  parties  may compare the  services of the Oppenheimer  funds to those of other mutual fund families  selected by the rating or ranking  services.  They may be based on the  opinions of the rating or ranking  service  itself,  based on its research or  judgment,  or based on surveys of investors, brokers, shareholders or others.

------------------------------------------------------------------------------
A B O U T Y O U R A C C O U N T
------------------------------------------------------------------------------

How to Buy Shares

When you purchase  shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior to  November  1,  2001,  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  by the  proceeds  of ACH  transfers  on the  business  day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of the New York Stock  Exchange ("the NYSE").  The NYSE normally  closes at 4:00 p.m.,  but may close  earlier on certain  days.  If Federal  Funds are received  on a business  day after the close of the NYSE,  the shares  will be purchased  and  dividends  will begin to accrue on the next  regular  business day. The  proceeds of ACH  transfers  are normally  received by the Fund three days after the  transfers are  initiated.  If the proceeds of the ACH transfer are not  received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase  order.  The  Distributor and the Fund are not responsible
for  any  delays  in   purchasing   shares   resulting   from  delays  in  ACH
transmissions.

The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:
Oppenheimer AMT-Free Municipals           Oppenheimer Main Street Small Cap Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer MidCap Fund
Oppenheimer Balanced Fund                 Oppenheimer New Jersey Municipal Fund
Oppenheimer Baring China Fund             Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Baring Japan Fund             Oppenheimer Portfolio Series:
Oppenheimer Baring SMA International Fund    Active Allocation Fund
Oppenheimer Core Bond Fund                   Equity Investor Fund
Oppenheimer California Municipal Fund        Conservative Investor Fund
Oppenheimer Capital Appreciation Fund        Moderate Investor Fund

                                          Oppenheimer Principal Protected Main

Oppenheimer Capital Income Fund           Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund II
Oppenheimer Commodity Strategy Total      Oppenheimer Principal Protected Main
Return Fund                               Street Fund III
Oppenheimer Convertible Securities Fund   Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest International Value
Oppenheimer Developing Markets Fund       Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Quest Opportunity Value Fund
Oppenheimer Dividend Growth Fund          Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Rising Dividends Fund, Inc.

                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer Enterprise Fund               Fund
                                          Oppenheimer Rochester Maryland
Oppenheimer Equity Fund, Inc.             Municipal Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Equity Income Fund, Inc.      Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Global Fund                   Municipal Fund
                                          Oppenheimer Rochester Minnesota
Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer Global Value Fund             Municipals
                                          Oppenheimer Rochester North Carolina
Oppenheimer Gold & Special Minerals Fund  Municipal Fund
                                          Oppenheimer Rochester Ohio Municipal
Oppenheimer Growth Fund                   Fund
                                          Oppenheimer Rochester Virginia
Oppenheimer International Bond Fund       Municipal Fund
Oppenheimer International Diversified
Fund                                      Oppenheimer Select Value Fund
Oppenheimer International Growth Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer International Small Company
Fund                                      Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Value Fund      Oppenheimer SMA Core Bond Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer SMA International Bond Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer Strategic Income Fund
Oppenheimer Limited Term Municipal Fund   Oppenheimer U.S. Government Trust
Oppenheimer Main Street Fund              Oppenheimer Value Fund
Oppenheimer Main Street Opportunity Fund  Limited-Term New York Municipal Fund
                                          Rochester Fund Municipals
                                          Oppenheimer Rochester Arizona Municipal
                                          Fund
LifeCycle Funds
  Oppenheimer Transition 2010 Fund
  Oppenheimer Transition 2015 Fund
  Oppenheimer Transition 2020 Fund
  Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds described above except the money market funds.
Under  certain  circumstances  described in this SAI,  redemption  proceeds of certain  money  market  fund  shares may be subject to a  contingent  deferred sales charge.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement accounts.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two  business  days prior to the  investment  dates you select on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmission.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class A or Class Y shares and the dividends payable on Class A or Class Y shares may be reduced by incremental expenses borne solely by that class. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual
"Minimum Balance Fee" is assessed on each Fund account with a share balance valued under $500. The Minimum Balance Fee is
automatically deducted from each such Fund account  in September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
      o  Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
         Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
         Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
         programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

o     Accounts held in the Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination  of Net Asset Value Per Share.  The net asset value per share of the Fund is  determined  as of the close of  business  of the NYSE on each day that the NYSE is open.  The  calculation  is done by dividing the value of the
Fund's  net  assets by the  number of shares  that are  outstanding.  The NYSE normally  closes at 4:00 p.m.,  Eastern  time,  but may close  earlier on some other days (for  example,  in case of weather  emergencies  or on days falling before a U.S.  holiday).  All  references  to time in this  SAI mean  "Eastern time."  The  NYSE's  most  recent  annual  announcement  (which is  subject to change)  states it will close on New Year's Day,  Martin Luther King, Jr. Day,
Presidents'  Day, Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

      The Fund's Board of Directors has adopted the  amortized  cost method to value the Fund's  portfolio  securities.  Under the amortized  cost method,  a security is valued initially at its cost and its valuation  assumes a constant amortization  of any premium or accretion of any  discount,  regardless of the impact of  fluctuating  interest  rates on the market  value of the  security.
This method does not take into  consideration any unrealized  capital gains or losses  on  securities.  While  this  method  provides  certainty  in  valuing securities,  in  certain  periods  the  value  of  a  security  determined  by amortized  cost may be higher or lower than the price the Fund  would  receive if it sold the security.

      The Fund's  Board of Directors  has  established  procedures  reasonably designed to  stabilize  the Fund's net asset  value at $1.00 per share.  Those procedures  include a review of the Fund's portfolio  holdings by the Board of
Directors, at intervals it deems appropriate,  to determine whether the Fund's net asset value calculated by using available market quotations  deviates from
$1.00 per share based on amortized cost.

      The Board of Directors will examine the extent of any deviation  between the  Fund's  net asset  value  based  upon  available  market  quotations  and amortized  cost.  If the Fund's net asset value were to deviate  from $1.00 by more than 0.5%,  Rule 2a-7 under the  Investment  Company Act of 1940 requires the Board of Directors to consider what action,  if any,  should be taken.  If they find that the extent of the  deviation  may cause a material  dilution or other  unfair  effects  on  shareholders,  the  Board of  Directors  will take whatever  steps it considers  appropriate to eliminate or reduce the dilution, including, among others,  withholding or reducing dividends,  paying dividends from  capital  or  capital  gains,  selling  portfolio  instruments  prior  to maturity  to  realize  capital  gains or  losses  or to  shorten  the  average maturity of the portfolio,  or calculating  net asset value per share by using available market quotations.

      During periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower  (and net  investment  income  and  dividends higher) than those of a fund  holding the  identical  investments  as the Fund but  which  used a method of  portfolio  valuation  based on market  prices or estimates of market  prices.  During  periods of rising  interest  rates,  the daily yield of the Fund would tend to be higher and its aggregate  value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

      The  information   below   supplements  the  terms  and  conditions  for
redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United  Missouri Bank (the "Bank")
for  clearance,  the Bank will ask the Fund to redeem a  sufficient  number of full and fractional  shares in the  shareholder's  account to cover the amount of the check. This enables the shareholder to continue receiving  dividends on those  shares  until the check is  presented  to the Fund.  Checks  may not be presented  for  payment at the  offices  of the Bank or the Fund's  custodian.
This  limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering  checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting  privilege, by signing the account  application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that  they  are  the  registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other  fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the
         Fund's  drafts  (checks)  are payable to pay all checks  drawn on the
         Fund account of such  person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
      (4)   specifically  acknowledges that if they choose to permit checks to be honored if there is a single  signature  on checks  drawn  against joint accounts,  or accounts for corporations,  partnerships,  trusts or other  entities,  the  signature  of any one  signatory on a check will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is registered in the names of more than one person or more than one  authorized  signature  appears on the Checkwriting card or the application, as applicable;
(5)   understands  that  the  Checkwriting  privilege  may  be  terminated  or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that  neither the Fund nor its bank shall incur any  liability  for that  amendment or  termination  of  checkwriting privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian  bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's next  regular  business day  following  the redemption.  In those  circumstances,  the wire will not be transmitted  until the next  bank  business  day on  which  the  Fund is open  for  business.  No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs, SEP-IRA's,  Simple IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to
"Director,  OppenheimerFunds  Retirement Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants    (other   than    self-employed    plan    sponsors)   in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax  identification  number,  the Internal Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor,  and
the  Transfer  Agent  assume  no   responsibility   to  determine   whether  a
distribution  satisfies the  conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of the NYSE on a regular  business  day,  it will be  processed  at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the NYSE closes.  Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested  by  telephone if payments are to be made by check payable  to all  shareholders  of  record.  Payments  must also be sent to the address of record for the account and the address  must not have been  changed
within   the   prior   30   days.   Required   minimum    distributions   from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.  The Fund  cannot  guarantee  receipt  of a  payment  on the date requested.  The Fund  reserves  the right to  amend,  suspend  or  discontinue offering these plans at any time without prior notice.

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and  conditions  that apply to such plans as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $50.
Instructions  should  be  provided  on  the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this SAI.

      |X|   Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed  as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the plan  application so that the shares represented by the certificate may be held under the plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the plan.  That notice must be in
proper  form  in  accordance  with  the   requirements  of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a plan.  The  Transfer  Agent will also  terminate  a plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As  stated  in  the  Prospectus,   shares  of  a  particular   class  of
Oppenheimer  funds having more than one class of shares may be exchanged  only
for  shares  of  the  same  class  of  other  Oppenheimer  funds.   Shares  of
Oppenheimer  funds that have a single class  without a class  designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current  list of funds showing which funds offer which classes by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial California Tax Exempt      Centennial New York Tax Exempt
      Trust                                 Trust
      Centennial Government Trust           Centennial Tax Exempt Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester Minnesota
   Fund                                      Municipal Fund
   Oppenheimer International Value Fund      Oppenheimer Rochester National
                                             Municipals
   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Senior Floating Rate Fund
   Oppenheimer Principal Protected Main
   Street Fund II                            Rochester Fund Municipals
   Oppenheimer Pennsylvania Municipal Fund

      The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main

                                            Street Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund II

   Oppenheimer Balanced Fund                Oppenheimer Principal Protected Main
                                            Street Fund III

   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.

   Oppenheimer Capital Income Fund           Oppenheimer Rochester Arizona Municipal
                                             Fund
   Oppenheimer Cash Reserves                 Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer Convertible Securities Fund   Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer Dividend Growth Fund          Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Equity Income Fund, Inc.      Oppenheimer Rochester Minnesota
                                             Municipal Fund
   Oppenheimer Gold & Special Minerals Fund  Oppenheimer Rochester National
                                             Municipals
   Oppenheimer Institutional Money Market    Oppenheimer Rochester North Carolina
   Fund                                      Municipal Fund
   Oppenheimer Limited Term California       Oppenheimer Rochester Ohio Municipal
   Municipal Fund                            Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Virginia
                                             Municipal Fund

   Oppenheimer New Jersey Municipal Fund

     o    Oppenheimer  Money Market Fund,  Inc.  only offers Class A and Class Y shares.

     o    Oppenheimer Institutional Money Market Fund only offers Class E, Class
          L and  Class P  shares.  o Class  B,  Class C and  Class N  shares  of
          Oppenheimer  Cash  Reserves are generally  available  only by exchange from the same  class of shares of other  Oppenheimer  funds or through certain OppenheimerFunds-sponsored retirement plans.

     o    Class M  shares  of  Oppenheimer  Convertible  Securities  Fund may be
          exchanged only for Class A shares of other Oppenheimer funds. They may not be  acquired  by  exchange  of  shares  of any  class of any other
          Oppenheimer  funds except Class A shares of  Oppenheimer  Money Market
          Fund, Inc. or Oppenheimer Cash Reserves  acquired by exchange of Class
          M shares.

     o    Class A shares  of  Oppenheimer  funds may be  exchanged  at net asset value  for  shares  of  certain  money  market  fund  offered  by  the
          Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

     o    Shares  of  the  Fund  acquired  by   reinvestment   of  dividends  or
          distributions from any of the other Oppenheimer funds or from any unit investment trust for which  reinvestment  arrangements  have been made with the Distributor may be exchanged at net asset value for shares of the same  class of any of the other  Oppenheimer  funds into which you may exchange shares.

     o    Shares of  Oppenheimer  Principal  Protected  Main  Street Fund may be
          exchanged  at net asset  value for  shares of the same class of any of the  other  Oppenheimer  funds  into  which you may  exchange  shares.
          However,  shareholders  are not permitted to exchange  shares of other
          Oppenheimer funds for shares of Oppenheimer  Principal  Protected Main
          Street  Fund  until  after  the  expiration  of  the  warranty  period
          (8/5/2010).

     o    Shares of Oppenheimer  Principal  Protected Main Street Fund II may be
          exchanged  at net asset  value for  shares of the same class of any of the  other  Oppenheimer  funds  into  which you may  exchange  shares.
          However,  shareholders  are not permitted to exchange  shares of other
          Oppenheimer funds for shares of Oppenheimer  Principal  Protected Main
          Street  Fund II until  after the  expiration  of the  warranty  period
          (3/3/2011).

     o    Shares of Oppenheimer  Principal Protected Main Street Fund III may be
          exchanged  at net asset  value for  shares of the same class of any of the  other  Oppenheimer  funds  into  which you may  exchange  shares.
          However,  shareholders  are not permitted to exchange  shares of other
          Oppenheimer funds for shares of Oppenheimer  Principal  Protected Main
          Street  Fund III until after the  expiration  of the  warranty  period
          (12/16/2011).

     o    Class A, Class B, Class C and Class N shares of Oppenheimer Developing
          Markets Fund may be acquired by exchange  only with a minimum  initial investment of $50,000.  An existing  shareholder of each fund may make additional exchanges into that fund with as little as $50.

     o    Shares of Oppenheimer International Small Company Fund may be acquired only by existing  shareholders of that fund. Existing shareholders may make exchanges of the fund for as little as $50.

     o    In most  cases  Oppenheimer  Small-  &  Mid- Cap Value Fund may be
          acquired only by shareholder who currently own shares of that fund.

     o    Oppenheimer  Global Value Fund only offers Class A and Class Y shares.
          Class Y shares of that fund may be acquired  only by  participants  in certain  group  retirement  plans  that  have an  agreement  with  the
          Distributor.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exception:

     o    When Class A shares of the Fund acquired by exchange of Class A shares of any  Oppenheimer  fund  purchased  subject to a Class A  contingent deferred  sales charge are redeemed  within the Class A holding period of the  fund  from  which  the  shares  were  exchanged,  the  Class A contingent  deferred  sales  charge of the fund from  which the shares were exchanged is imposed on the redeemed shares.

|X|  Telephone  Exchange  Requests.  When  exchanging  shares  by  telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange  request may be submitted.  If all telephone  lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations), shareholders  might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  features  that are available in the new fund (such as an Asset
Builder  Plan or  Automatic  Withdrawal  Plan) will be  switched to the new fund account unless you tell the Transfer Agent not to do so.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares  subject to a restriction  cited in the Prospectus or this SAI or would include  shares covered by a share  certificate  that is not tendered with the request.  In those cases,  only the shares  available  for exchange  without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another. The Fund, the Distributor, and the Transfer Agent are  unable to  provide  investment,  tax or legal  advice to a  shareholder  in connection with an exchange request or any other investment transaction.

   Dividends and Taxes

Dividends and  Distributions.  The Fund has no fixed dividend rate and there can be  no  assurance  as to  the  payment  of  any  dividends.  The  dividends  and distributions paid by a class of shares will vary from time to time depending on market conditions,  the composition of the Fund's portfolio,  and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares.

Dividends,  distributions (if any) and proceeds of the redemption of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable will be invested in shares of the Fund.  Reinvestment will be made as promptly as possible  after the return of such checks to the Transfer  Agent, to enable the  investor  to earn a return on  otherwise  idle  funds.  Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer
Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly  highlighted  in the  Prospectus.  The  following  is only a summary  of certain  additional  tax  considerations  generally  affecting  the Fund and its shareholders.

     The tax  discussion in the  Prospectus  and this SAI is based on tax law in effect on the date of the Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with  retroactive  effect.  State and local tax  treatment  of  ordinary  income dividends and capital gain  dividends from  regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue Code  described  below.
Potential  purchasers  of  shares  of the Fund are  urged to  consult  their tax advisers with specific  reference to their own tax  circumstances as well as the consequences  of federal,  state and local tax rules  affecting an investment in the Fund.

|X| Qualification as a Regulated  Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.  That qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them.
This avoids a "double tax" on that income and capital gains,  since shareholders normally  will be taxed on the dividends and capital gains they receive from the
Fund  (unless  their  Fund  shares  are  held  in a  retirement  account  or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

|X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue
Code,  by December  31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Directors and the Manager might  determine in a particular year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     |X|  Taxation  of Fund  Distributions.  The Fund  anticipates  distributing substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to provide a correct, taxpayer identification number or to properly certify that number when acquired,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

     |X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign  person  (to  include,  but not  limited  to, a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
Any tax  withheld by the Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income  dividends, capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

Dividend  Reinvestment  in Another Fund.  Shareholders  of the Fund may elect to reinvest all dividends  and/or capital gains  distributions in Class A shares of any of  the  other  Oppenheimer  funds  into  which  you  may  exchange  shares.
Reinvestment  will be made without sales charge at the net asset value per share in  effect at the close of  business  on the  payable  date of the  dividend  or distribution.  To elect this option,  the  shareholder  must notify the Transfer
Agent in writing  and must have an  existing  account in the fund  selected  for reinvestment. Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or  distributions  from  shares of certain  other  Oppenheimer  funds may be invested in shares of this Fund on the same basis.

   Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  Citibank,  N.A.  is the  Custodian  of the Fund's  assets.  The
Custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is be the  practice  of the Fund to deal with the  Custodian  in a manner uninfluenced by any banking  relationship the Custodian may have with the
Manager and its  affiliates.  The Fund's cash  balances  with the  Custodian  in excess of  $100,000  are not  protected  by  Federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered  Public  Accounting  Firm.  KPMG LLP is the  independent registered  public  accounting  firm of the Fund.  KPMG LLP  audits  the  Fund's financial  statements and performs other related audit  services.  KPMG LLP also acts as the independent  registered  public  accounting firm for the Manager and certain  other  funds  advised  by the  Manager  and its  affiliates.  Audit and non-audit  services provided by KPMG LLP to the Fund must be pre-approved by the
Audit Committee.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MONEY MARKET FUND, INC.: We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles. KPMG LLP Denver, Colorado September 17, 2007 STATEMENT OF INVESTMENTS July 31, 2007 -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- CERTIFICATES OF DEPOSIT--13.1% -------------------------------------------------------------------------------- Abbey National Treasury Services plc, Stamford CT, 5.30%, 8/1/07 $ 30,000,000 $ 30,000,000 -------------------------------------------------------------------------------- Barclays US Funding LLC, 5.32%, 10/22/07 35,000,000 35,000,000 -------------------------------------------------------------------------------- Calyon, New York, 5.325%, 10/19/07 15,000,000 15,000,000 -------------------------------------------------------------------------------- Canadian Imperial Bank of Commerce NY: 5.25%, 10/15/07 25,000,000 25,000,000 5.31%, 8/29/07 20,000,000 20,000,000 -------------------------------------------------------------------------------- Citibank NA: 5.30%, 8/2/07 15,000,000 15,000,000 5.32%, 10/25/07 7,000,000 7,000,000 -------------------------------------------------------------------------------- Skandinaviska Enskilda Banken, New York: 5.30%, 8/16/07 15,000,000 15,000,000 5.31%, 8/21/07 13,000,000 13,000,000 -------------------------------------------------------------------------------- Societe General, New York, 5.33%, 10/31/07 10,000,000 10,000,000 -------------------------------------------------------------------------------- Svenska Handelsbanken NY, 5.305%, 8/9/07 10,000,000 10,000,011 -------------------------------------------------------------------------------- Toronto Dominion Bank, New York, 5.32%, 9/24/07 25,000,000 25,000,000 -------------------------------------------------------------------------------- Washington Mutual Bank FA, 5.30%, 8/6/07 25,000,000 25,000,000 -------------------------------------------------------------------------------- Westpac Banking Corp., New York, 5.32%, 10/10/07 20,000,000 20,000,000 ----------------- Total Certificates of Deposit (Cost $265,000,011) 265,000,011 -------------------------------------------------------------------------------- DIRECT BANK OBLIGATIONS--24.0% -------------------------------------------------------------------------------- ABN AMRO North America Finance, Inc.: 5.23%, 8/6/07 8,500,000 8,493,826 5.23%, 8/13/07 10,000,000 9,982,567 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- DIRECT BANK OBLIGATIONS Continued -------------------------------------------------------------------------------- Anglo Irish Bank Corp., 5.255%, 10/26/07 1 $ 20,000,000 $ 19,748,928 -------------------------------------------------------------------------------- Barclays US Funding LLC: 5.245%, 9/7/07 14,000,000 13,924,530 5.26%, 10/2/07 19,000,000 18,827,881 -------------------------------------------------------------------------------- Danske Corp., 5.24%, 8/20/07 1 3,500,000 3,490,321 -------------------------------------------------------------------------------- Deutsche Bank Financial LLC: 5.25%, 10/24/07 25,000,000 24,693,750 5.25%, 10/25/07 14,000,000 13,826,458 -------------------------------------------------------------------------------- HBOS Treasury Services: 5.245%, 10/26/07 25,000,000 24,686,757 5.25%, 9/17/07 12,750,000 12,662,609 5.255%, 10/5/07 16,210,000 16,056,196 -------------------------------------------------------------------------------- HBOS Treasury Services plc, Sydney: 5.25%, 10/26/07 13,000,000 12,836,958 5.265%, 9/20/07 2,500,000 2,481,719 -------------------------------------------------------------------------------- Nationwide Building Society: 5.25%, 10/22/07 1 16,000,000 15,808,667 5.25%, 10/26/07 1 6,000,000 5,924,750 5.253%, 9/13/07 1 10,000,000 9,937,256 5.255%, 9/24/07 1 22,000,000 21,826,585 5.255%, 10/9/07 1 5,000,000 4,949,640 -------------------------------------------------------------------------------- Royal Bank of Scotland plc, 5.41%, 7/21/08 2,3 15,000,000 15,011,343 -------------------------------------------------------------------------------- Scotiabanc, Inc., 5.275%, 9/27/07 1 40,000,000 39,665,917 -------------------------------------------------------------------------------- Societe Generale North America: 5.25%, 10/5/07 20,000,000 19,810,417 5.25%, 10/10/07 15,000,000 14,846,875 5.27%, 9/27/07 17,500,000 17,353,977 -------------------------------------------------------------------------------- St. George Bank Ltd., 5.25%, 9/4/07 1 15,000,000 14,925,625 11 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENT OF INVESTMENTS Continued -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- DIRECT BANK OBLIGATIONS Continued -------------------------------------------------------------------------------- Svenska Handelsbanken, Inc., Series S, 5.23%, 8/6/07 $ 18,000,000 $ 17,986,925 -------------------------------------------------------------------------------- Swedbank AB: 5.23%, 8/17/07 20,000,000 19,953,511 5.24%, 9/6/07 20,000,000 19,895,200 -------------------------------------------------------------------------------- Swedbank Mortgage AB, 5.23%, 8/9/07 15,000,000 14,982,567 -------------------------------------------------------------------------------- UBS Finance (Delaware) LLC: 5.23%, 8/6/07 9,000,000 8,993,463 5.25%, 10/17/07 20,000,000 19,775,417 5.33%, 8/2/07 20,000,000 19,997,094 ----------------- Total Direct Bank Obligations (Cost $483,357,729) 483,357,729 -------------------------------------------------------------------------------- SHORT-TERM NOTES--63.3% -------------------------------------------------------------------------------- ASSET-BACKED SECURITIES--22.4% Capital Auto Receivables Asset Trust 2007-SN1 A-1, 5.32%, 6/16/08 3,4 24,062,177 24,062,177 -------------------------------------------------------------------------------- Chesham Finance LLC: 5.29%, 10/12/07 10,000,000 9,894,200 5.31%, 9/4/07 36,000,000 35,820,480 5.42%, 8/1/07 3,000,000 3,000,000 -------------------------------------------------------------------------------- Concord Minutemen Capital Co. LLC: 5.24%, 8/13/07 7,857,000 7,843,276 5.24%, 8/20/07 10,000,000 9,972,344 -------------------------------------------------------------------------------- FCAR Owner Trust I: 5.24%, 8/24/07 4,980,000 4,963,328 5.27%, 9/21/07 5,000,000 4,962,954 -------------------------------------------------------------------------------- FCAR Owner Trust II: 5.27%, 10/15/07 15,000,000 14,835,313 5.27%, 10/26/07 15,000,000 14,811,158 -------------------------------------------------------------------------------- Gemini Securitization Corp.: 5.255%, 10/23/07 1 20,000,000 19,757,686 5.28%, 8/16/07 1 13,500,000 13,470,300 5.30%, 8/27/07 1 25,000,000 24,905,299 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- ASSET-BACKED SECURITIES Continued Gotham Funding Corp., 5.30%, 8/7/07 1 $ 18,000,000 $ 17,984,100 -------------------------------------------------------------------------------- GOVCO, Inc., 5.25%, 9/7/07 1 24,400,000 24,268,342 -------------------------------------------------------------------------------- Grampian Funding LLC, 5.275%, 8/13/07 1 35,000,000 34,938,458 -------------------------------------------------------------------------------- Legacy Capital LLC: 5.28%, 9/5/07 7,140,000 7,103,348 5.29%, 8/10/07 25,000,000 24,966,938 5.38%, 8/2/07 20,000,000 19,997,028 -------------------------------------------------------------------------------- Mont Blanc Capital Corp., 5.27%, 9/21/07 1 10,000,000 9,925,342 -------------------------------------------------------------------------------- Perry Global Funding LLC, Series A: 5.26%, 9/21/07 1 14,006,000 13,901,632 5.26%, 9/26/07 1 15,000,000 14,877,267 5.27%, 10/24/07 1 8,000,000 7,901,627 -------------------------------------------------------------------------------- Solitaire Funding LLC, 5.28%, 10/29/07 1 8,600,000 8,487,741 -------------------------------------------------------------------------------- St. Germain Holdings, Inc.: 5.30%, 11/9/07 2 10,000,000 9,852,778 5.32%, 8/24/07 2 5,200,000 5,182,326 -------------------------------------------------------------------------------- Victory Receivables Corp.: 5.29%, 8/22/07 1 11,000,000 10,966,056 5.36%, 8/1/07 1 5,500,000 5,500,000 -------------------------------------------------------------------------------- Windmill Funding Corp., 5.30%, 9/7/07 1 22,400,000 22,277,982 -------------------------------------------------------------------------------- Yorktown Capital LLC: 5.28%, 8/9/07 1 15,000,000 14,982,400 5.285%, 8/29/07 1 10,000,000 9,958,894 ----------------- 451,370,774 -------------------------------------------------------------------------------- AUTO COMPONENTS--0.1% Nebar Investments LLC, Series 2005, 5.37%, 8/1/07 3 1,900,000 1,900,000 -------------------------------------------------------------------------------- AUTOMOBILES--0.2% Dick Masheter Ford, Inc., 5.38%, 8/1/07 3 3,385,000 3,385,000 12 | OPPENHEIMER MONEY MARKET FUND, INC. PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- BEVERAGES--0.3% Beverage South LLC, Series 2004, 5.35%, 8/1/07 3 $ 6,725,000 $ 6,725,000 -------------------------------------------------------------------------------- CAPITAL MARKETS--4.5% Banc of America Securities LLC, 5.35%, 8/1/07 3 50,000,000 50,000,000 -------------------------------------------------------------------------------- Lehman Brothers, Inc., 5.313%, 8/2/07 3 4,000,000 4,000,000 -------------------------------------------------------------------------------- Merrill Lynch & Co., Inc., Series C, 5.47%, 8/27/07 3 10,000,000 10,001,003 -------------------------------------------------------------------------------- Morgan Stanley, 5.23%, 8/3/07 26,000,000 25,992,446 ----------------- 89,993,449 -------------------------------------------------------------------------------- CHEMICALS--0.5% BASF AG, 5.245%, 8/17/07 1 10,000,000 9,976,689 -------------------------------------------------------------------------------- COMMERCIAL BANKS--5.6% Bank of America Corp.: 5.235%, 8/17/07 20,000,000 19,953,467 5.24%, 8/28/07 9,000,000 8,964,630 5.245%, 9/10/07 3,000,000 2,982,517 5.245%, 9/14/07 11,000,000 10,929,484 5.26%, 9/27/07 6,000,000 5,950,030 -------------------------------------------------------------------------------- J.P. Morgan Chase & Co., 5.23%, 8/24/07 1 30,000,000 29,899,758 -------------------------------------------------------------------------------- Marshall & Ilsley Corp.: 5.24%, 9/28/07 25,000,000 24,788,944 5.26%, 9/21/07 10,000,000 9,925,483 ----------------- 113,394,313 -------------------------------------------------------------------------------- CONSTRUCTION MATERIALS--0.2% Mississippi Business Finance Corp. Revenue Bonds, Shuqualak Lumber Project, Series 2003, 5.32%, 8/1/07 3 1,200,000 1,200,000 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- CONSTRUCTION MATERIALS Continued Warrior Roofing Manufacturing of Georgia LLC, Series 2004, 5.37%, 8/1/07 3 $ 3,400,000 $ 3,400,000 ----------------- 4,600,000 -------------------------------------------------------------------------------- DIVERSIFIED FINANCIAL SERVICES--6.5% General Electric Capital Services, 5.24%, 9/14/07 28,000,000 27,820,676 -------------------------------------------------------------------------------- Greenwich Capital Holdings, Inc., 5.338%, 11/15/07 3 20,000,000 20,000,000 -------------------------------------------------------------------------------- HSBC Finance Corp.: 5.23%, 8/10/07 15,000,000 14,980,388 5.25%, 10/15/07 15,000,000 14,835,938 5.26%, 9/17/07 15,000,000 14,896,992 -------------------------------------------------------------------------------- Prudential Funding LLC: 5.24%, 8/15/07 4 20,000,000 19,959,244 5.25%, 10/17/07 4 19,000,000 18,786,646 ----------------- 131,279,884 -------------------------------------------------------------------------------- DIVERSIFIED TELECOMMUNICATION SERVICES--0.1% Port Authority Columbiana Cnty., Ohio, Series 2006, 5.37%, 8/1/07 3 1,680,000 1,680,000 -------------------------------------------------------------------------------- ELECTRIC UTILITIES--0.1% AL Incentives Finance Authority Special Obligation Bonds, Series 1999-C, 5.32%, 8/2/07 3 2,815,000 2,815,000 -------------------------------------------------------------------------------- ENERGY EQUIPMENT & SERVICES--0.1% Mississippi Business Finance Corp. Revenue Bonds, Signal International LLC Project, Series 2004A, 5.32%, 8/1/07 3 900,000 900,000 13 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENT OF INVESTMENTS Continued -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- ENERGY EQUIPMENT & SERVICES Continued Mississippi Business Finance Corp. Revenue Bonds, Signal International LLC Project, Series 2004C, 5.32%, 8/1/07 3 $ 1,000,000 $ 1,000,000 ----------------- 1,900,000 -------------------------------------------------------------------------------- FOOD PRODUCTS--0.2% Beaver Cnty., UT Environmental Facility, BEST Bio Fuels LLC Project, Series 2003B, 3.96%, 8/1/07 3 3,465,000 3,465,000 -------------------------------------------------------------------------------- HEALTH CARE EQUIPMENT & SUPPLIES--0.5% Premier Senior Living LLC, Series 2007 A-H, 5.36%, 8/1/07 3 2,725,000 2,725,000 -------------------------------------------------------------------------------- Sprenger Enterprises, Inc., 5.39%, 8/1/07 3 8,500,000 8,500,000 ----------------- 11,225,000 -------------------------------------------------------------------------------- INSURANCE--2.6% ING America Insurance Holdings, Inc.: 5.23%, 8/9/07 7,000,000 6,991,864 5.25%, 10/10/07 10,000,000 9,897,917 -------------------------------------------------------------------------------- Jackson National Life Global Funding, Series 2004-6, 5.41%, 8/15/07 3,4 17,500,000 17,500,000 -------------------------------------------------------------------------------- Metropolitan Life Global Funding I, Series 2003-5, 5.41%, 8/15/07 3,4 18,000,000 18,000,000 ----------------- 52,389,781 -------------------------------------------------------------------------------- LEASING & FACTORING--2.8% American Honda Finance Corp.: 5.326%, 8/8/07 2,3 10,000,000 10,000,000 5.33%, 9/26/07 2,3 7,500,000 7,500,000 5.33%, 12/6/07 2,3 25,000,000 25,000,000 5.44%, 2/13/08 2,3 15,000,000 15,013,932 ----------------- 57,513,932 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- METALS & MINING--0.5% AL Industrial Development Authority Revenue Bonds, Simcala, Inc. Project, Series 1995, 5.32%, 8/1/07 3 $ 5,350,000 $ 5,350,000 -------------------------------------------------------------------------------- Rio Tinto Ltd., 5.275%, 8/7/07 1 5,000,000 4,995,604 ----------------- 10,345,604 -------------------------------------------------------------------------------- MUNICIPAL--0.4% Avon Garden Center LLC, Series 2006, 5.37%, 8/1/07 3 4,000,000 4,000,000 -------------------------------------------------------------------------------- Mangus & Terranova Investments LLC, Series 2006, 5.38%, 8/1/07 3 3,880,000 3,880,000 ----------------- 7,880,000 -------------------------------------------------------------------------------- PERSONAL PRODUCTS--2.8% Procter & Gamble International Funding SCA: 5.245%, 9/10/07 1 23,000,000 22,865,961 5.25%, 9/13/07 1 20,000,000 19,874,464 5.26%, 9/20/07 1 14,000,000 13,897,722 ----------------- 56,638,147 -------------------------------------------------------------------------------- REAL ESTATE--0.2% Scion Investments LLC, Series 2005, 5.38%, 8/1/07 3 3,495,000 3,495,000 -------------------------------------------------------------------------------- SPECIAL PURPOSE FINANCIAL--12.7% Cooperative Assn. of Tractor Dealers, Inc., Series B: 5.25%, 8/22/07 2,022,000 2,015,808 5.32%, 8/7/07 7,010,000 7,003,784 -------------------------------------------------------------------------------- K2 (USA) LLC: 5.23%, 9/20/07 23,600,000 23,428,572 5.26%, 10/1/07 7,000,000 6,937,611 5.26%, 10/3/07 10,000,000 9,907,950 5.27%, 9/13/07 15,000,000 14,905,579 14 | OPPENHEIMER MONEY MARKET FUND, INC. PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- SPECIAL PURPOSE FINANCIAL Continued LINKS Finance LLC: 8/6/07 2,3,5 $ 12,000,000 $ 11,997,600 8/15/07 2,3,5 18,000,000 17,994,600 5.32%, 12/20/07 2,3 5,000,000 4,999,621 -------------------------------------------------------------------------------- Parkland (USA) LLC: 5.33%, 12/12/07 2,3 4,000,000 3,999,708 5.34%, 7/16/08 2,3 15,000,000 14,998,566 -------------------------------------------------------------------------------- Premier Asset Collateralized Entity LLC, 5.30%, 9/17/07 2,3 15,000,000 15,000,000 -------------------------------------------------------------------------------- RACERS Trust, Series 2004-6-MM, 5.37%, 8/22/07 3 15,000,000 15,000,000 -------------------------------------------------------------------------------- Sigma Finance, Inc.: 5.25%, 10/24/07 20,000,000 19,755,000 5.26%, 11/5/07 25,000,000 24,649,331 -------------------------------------------------------------------------------- Union Hamilton Special Purpose Funding LLC, 5.36%, 9/28/07 3 13,000,000 13,000,000 -------------------------------------------------------------------------------- ZAIS Levered Loan Fund, Series 2006-1A 1, 5.43%, 1/2/08 3,4 50,000,000 50,000,000 ----------------- 255,593,730 ----------------- Total Short-Term Notes (Cost $1,277,566,303) 1,277,566,303 -------------------------------------------------------------------------------- TOTAL INVESTMENTS, AT VALUE (COST $2,025,924,043) 100.4% 2,025,924,043 -------------------------------------------------------------------------------- LIABILITIES IN EXCESS OF OTHER ASSETS (0.4) (7,341,515) --------------------------------- NET ASSETS 100.0% $ 2,018,582,528 ================================= FOOTNOTES TO STATEMENT OF INVESTMENTS SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN. 1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $491,891,013, or 24.37% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors. 2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $156,550,474 or 7.76% of the Fund's net assets as of July 31, 2007. 3. Represents the current interest rate for a variable or increasing rate security. 4. Illiquid security. The aggregate value of illiquid securities as of July 31, 2007 was $148,308,067, which represents 7.35% of the Fund's net assets. See Note 4 of accompanying Notes. 5. When-issued security or forward commitment to be delivered and settled after July 31, 2007. See Note 1 of accompanying Notes. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS 15 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENT OF ASSETS AND LIABILITIES July 31, 2007 -------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------ ASSETS ------------------------------------------------------------------------------------------------------------ Investments, at value (cost $2,025,924,043)--see accompanying statement of investments $ 2,025,924,043 ------------------------------------------------------------------------------------------------------------ Cash 1,990,052 ------------------------------------------------------------------------------------------------------------ Receivables and other assets: Shares of capital stock sold 56,155,007 Interest 3,632,481 Other 181,715 ---------------- Total assets 2,087,883,298 ------------------------------------------------------------------------------------------------------------ LIABILITIES ------------------------------------------------------------------------------------------------------------ Payables and other liabilities: Shares of capital stock redeemed 36,100,383 Investments purchased on a when-issued basis or forward commitment 29,992,200 Dividends 2,351,457 Directors' compensation 375,745 Transfer and shareholder servicing agent fees 260,469 Shareholder communications 158,442 Other 62,074 ---------------- Total liabilities 69,300,770 ------------------------------------------------------------------------------------------------------------ NET ASSETS $ 2,018,582,528 ================ ------------------------------------------------------------------------------------------------------------ COMPOSITION OF NET ASSETS ------------------------------------------------------------------------------------------------------------ Par value of shares of capital stock $ 201,849,693 ------------------------------------------------------------------------------------------------------------ Additional paid-in capital 1,816,732,835 ---------------- NET ASSETS $ 2,018,582,528 ================ ------------------------------------------------------------------------------------------------------------ NET ASSET VALUE PER SHARE ------------------------------------------------------------------------------------------------------------ Class A Shares: Net asset value and redemption price per share (based on net assets of $1,721,631,047 and 1,721,544,858 shares of capital stock outstanding) $ 1.00 ------------------------------------------------------------------------------------------------------------ Class Y Shares: Net asset value, redemption price and offering price per share (based on net assets of $296,951,481 and 296,952,073 shares of capital stock outstanding) $ 1.00 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 16 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENT OF OPERATIONS For the Year Ended July 31, 2007 -------------------------------------------------------------------------------- ------------------------------------------------------------------------------------------------------------ INVESTMENT INCOME ------------------------------------------------------------------------------------------------------------ Interest $ 109,455,625 ------------------------------------------------------------------------------------------------------------ Other income 165,951 ---------------- Total investment income 109,621,576 ------------------------------------------------------------------------------------------------------------ EXPENSES ------------------------------------------------------------------------------------------------------------ Management fees 8,354,840 ------------------------------------------------------------------------------------------------------------ Transfer and shareholder servicing agent fees: Class A 3,072,569 Class Y 38,065 ------------------------------------------------------------------------------------------------------------ Shareholder communications: Class A 426,954 Class Y 161 ------------------------------------------------------------------------------------------------------------ Directors' compensation 104,249 ------------------------------------------------------------------------------------------------------------ Custodian fees and expenses 11,459 ------------------------------------------------------------------------------------------------------------ Other 199,707 ---------------- Total expenses 12,208,004 Less reduction to custodian expenses (104) ---------------- Net expenses 12,207,900 ------------------------------------------------------------------------------------------------------------ NET INVESTMENT INCOME 97,413,676 ------------------------------------------------------------------------------------------------------------ NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 97,413,676 ================ SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 17 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENTS OF CHANGES IN NET ASSETS -------------------------------------------------------------------------------- YEAR ENDED JULY 31, 2007 2006 ------------------------------------------------------------------------------------------------------- OPERATIONS ------------------------------------------------------------------------------------------------------- Net investment income $ 97,413,676 $ 87,243,536 ------------------------------------------------------------------------------------------------------- Net realized gain -- 15,960 ----------------------------------- Net increase in net assets resulting from operations 97,413,676 87,259,496 ------------------------------------------------------------------------------------------------------- DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS ------------------------------------------------------------------------------------------------------- Dividends from net investment income: Class A (75,863,733) (71,566,197) Class Y (21,549,943) (15,732,087) ----------------------------------- (97,413,676) (87,298,284) ------------------------------------------------------------------------------------------------------- Distributions from net realized gain: Class A (12,010) -- Class Y (3,951) -- ----------------------------------- (15,961) -- ------------------------------------------------------------------------------------------------------- CAPITAL STOCK TRANSACTIONS ------------------------------------------------------------------------------------------------------- Net increase (decrease) in net assets resulting from capital stock transactions: Class A 124,822,632 (365,712,571) Class Y (710,984,113) 982,713,397 ----------------------------------- (586,161,481) 617,000,826 ------------------------------------------------------------------------------------------------------- NET ASSETS ------------------------------------------------------------------------------------------------------- Total increase (decrease) (586,177,442) 616,962,038 ------------------------------------------------------------------------------------------------------- Beginning of period 2,604,759,970 1,987,797,932 ----------------------------------- End of period $ 2,018,582,528 $ 2,604,759,970 =================================== SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 18 | OPPENHEIMER MONEY MARKET FUND, INC. FINANCIAL HIGHLIGHTS -------------------------------------------------------------------------------- CLASS A YEAR ENDED JULY 31, 2007 2006 2005 2004 2003 --------------------------------------------------------------------------------------------------------------------------- PER SHARE OPERATING DATA --------------------------------------------------------------------------------------------------------------------------- Net asset value, beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 --------------------------------------------------------------------------------------------------------------------------- Income from investment operations-- net investment income and net realized gain .05 1 .04 1 .02 1 -- 2 .01 --------------------------------------------------------------------------------------------------------------------------- Dividends and/or distributions to shareholders: Dividends from net investment income (.05) (.04) (.02) -- 2 (.01) Distributions from net realized gain -- 2 -- -- -- -- 2 ------------------------------------------------------------------------- Total dividends and/or distributions to shareholders (.05) (.04) (.02) -- 2 (.01) --------------------------------------------------------------------------------------------------------------------------- Net asset value, end of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 ========================================================================= --------------------------------------------------------------------------------------------------------------------------- TOTAL RETURN 3 4.87% 3.92% 1.80% 0.43% 0.84% --------------------------------------------------------------------------------------------------------------------------- --------------------------------------------------------------------------------------------------------------------------- RATIOS/SUPPLEMENTAL DATA --------------------------------------------------------------------------------------------------------------------------- Net assets, end of period (in thousands) $ 1,721,631 $ 1,596,820 $ 1,962,575 $ 1,797,049 $ 1,955,368 --------------------------------------------------------------------------------------------------------------------------- Average net assets (in thousands) $ 1,592,926 $ 1,885,665 $ 1,856,740 $ 1,808,266 $ 2,014,466 --------------------------------------------------------------------------------------------------------------------------- Ratios to average net assets: 4 Net investment income 4.76% 3.79% 1.78% 0.43% 0.83% Total expenses 0.65% 0.62% 0.65% 0.73% 0.72% Expenses after payments and waivers and/or reduction to custodian expenses 0.65% 0.62% 0.65% 0.72% 0.72% 1. Per share amounts calculated based on the average shares outstanding during the period. 2. Less than $0.005 per share. 3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. 4. Annualized for periods less than one full year. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 19 | OPPENHEIMER MONEY MARKET FUND, INC. FINANCIAL HIGHLIGHTS Continued -------------------------------------------------------------------------------- CLASS Y YEAR ENDED JULY 31, 2007 2006 2005 1 ------------------------------------------------------------------------------------------------ PER SHARE OPERATING DATA ------------------------------------------------------------------------------------------------ Net asset value, beginning of period $ 1.00 $ 1.00 $ 1.00 ------------------------------------------------------------------------------------------------ Income from investment operations-- net investment income and net realized gain 2 .05 .04 .02 ------------------------------------------------------------------------------------------------ Dividends and/or distributions to shareholders: Dividends from net investment income (.05) (.04) (.02) Distributions from net realized gain -- 3 -- -- ----------------------------------------- Total dividends and/or distributions to shareholders (.05) (.04) (.02) ------------------------------------------------------------------------------------------------ Net asset value, end of period $ 1.00 $ 1.00 $ 1.00 ========================================= ------------------------------------------------------------------------------------------------ TOTAL RETURN 4 5.08% 4.08% 1.85% ------------------------------------------------------------------------------------------------ ------------------------------------------------------------------------------------------------ RATIOS/SUPPLEMENTAL DATA ------------------------------------------------------------------------------------------------ Net assets, end of period (in thousands) $ 296,952 $ 1,007,940 $ 25,223 ------------------------------------------------------------------------------------------------ Average net assets (in thousands) $ 433,570 $ 347,670 $ 22,892 ------------------------------------------------------------------------------------------------ Ratios to average net assets: 5 Net investment income 4.97% 4.52% 2.05% Total expenses 0.43% 6 0.43% 7 0.52% 6 1. For the period from August 27, 2004 (inception of offering) to July 31, 2005. 2. Per share amounts calculated based on the average shares outstanding during the period. 3. Less than $0.005 per share. 4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. 5. Annualized for periods less than one full year. 6. Reduction to custodian expenses less than 0.005%. 7. Voluntary waiver of transfer agent fees less than 0.005%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 20 | OPPENHEIMER MONEY MARKET FUND, INC. NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors without a front-end sales charge. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. The following is a summary of significant accounting policies consistently followed by the Fund. -------------------------------------------------------------------------------- SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees. -------------------------------------------------------------------------------- SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2007, the Fund had purchased $29,992,200 of securities issued on a when-issued basis or forward commitment. 21 | OPPENHEIMER MONEY MARKET FUND, INC. NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Continued ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class. -------------------------------------------------------------------------------- FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required. The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes. UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAIN CARRYFORWARD 1,2 ------------------------------------------------------- $ 2,564,169 $ -- $ -- 1. During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward. 2. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward. The tax character of distributions paid during the years ended July 31, 2007 and July 31, 2006 was as follows: YEAR ENDED YEAR ENDED JULY 31, 2007 JULY 31, 2006 ------------------------------------------------------- Distributions paid from: Ordinary income $ 97,429,637 $ 87,298,284 -------------------------------------------------------------------------------- DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent directors as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2007, the Fund's projected benefit obligations were increased by $50,785 and payments of $68,631 were made to retired directors, resulting in an accumulated liability of $276,379 as of July 31, 2007. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though 22 | OPPENHEIMER MONEY MARKET FUND, INC. equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan. -------------------------------------------------------------------------------- DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00. -------------------------------------------------------------------------------- CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings. -------------------------------------------------------------------------------- SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote. -------------------------------------------------------------------------------- OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. 23 | OPPENHEIMER MONEY MARKET FUND, INC. NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 2. SHARES OF CAPITAL STOCK The Fund has authorized 7 billion shares of $.10 par value capital stock of each class. Transactions in shares of capital stock were as follows: YEAR ENDED JULY 31, 2007 YEAR ENDED JULY 31, 2006 SHARES AMOUNT SHARES AMOUNT ------------------------------------------------------------------------------------------------ CLASS A Sold 1,722,135,531 $ 1,722,136,111 2,183,702,008 $ 2,183,701,983 Dividends and/or distributions reinvested 72,988,897 72,988,897 69,915,708 69,915,708 Redeemed (1,670,302,390) (1,670,302,376) (2,619,350,286) (2,619,330,262) -------------------------------------------------------------------- Net increase (decrease) 124,822,038 $ 124,822,632 (365,732,570) $ (365,712,571) ==================================================================== ------------------------------------------------------------------------------------------------ CLASS Y Sold 553,220,043 $ 553,220,043 1,111,138,886 $ 1,111,138,886 Dividends and/or distributions reinvested 18,991,519 18,991,519 14,748,120 14,748,120 Redeemed (1,283,195,675) (1,283,195,675) (143,173,609) (143,173,609) -------------------------------------------------------------------- Net increase (decrease) (710,984,113) $ (710,984,113) 982,713,397 $ 982,713,397 ==================================================================== -------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table: FEE SCHEDULE -------------------------------------------------- Up to $500 million of net assets 0.450% Next $500 million of net assets 0.425 Next $500 million of net assets 0.400 Next $1.5 billion of net assets 0.375 Over $3 billion of net assets 0.350 -------------------------------------------------------------------------------- TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2007, the Fund paid $3,115,356 to OFS for services to the Fund. Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees. -------------------------------------------------------------------------------- SALES CHARGES. Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the 24 | OPPENHEIMER MONEY MARKET FUND, INC. CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated. CLASS A CONTINGENT DEFERRED SALES YEAR ENDED CHARGES RETAINED BY DISTRIBUTOR ----------------------------------------------------------- July 31, 2007 $ 52,456 -------------------------------------------------------------------------------- WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% for Class A shares and 0.10% for Class Y shares of average annual net assets. This undertaking may be amended or withdrawn at any time. -------------------------------------------------------------------------------- 4. ILLIQUID SECURITIES As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments. -------------------------------------------------------------------------------- 5. RECENT ACCOUNTING PRONOUNCEMENTS In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts. In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. 25 | OPPENHEIMER MONEY MARKET FUND, INC.

                  Appendix A

      Description of Securities Ratings

Below is a description of the two highest rating  categories for Short Term Debt
and  Long   Term   Debt  by  the   "Nationally-Recognized   Statistical   Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund.  The ratings  descriptions  are based on  information  supplied by the ratings organizations to subscribers.

   SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc. ("Moody's")

The following  rating  designations  for commercial paper (defined by Moody's as promissory  obligations not having original  maturity in excess of nine months), are  judged by  Moody's  to be  investment  grade,  and  indicate  the  relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well-established industries;  (b)  high  rates of  return  on funds  employed;  (c)  conservative capitalization  structure  with  moderate  reliance  on  debt  and  ample  asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash  generation;  and (e)  well-established  access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics  cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics,  while  still  appropriate,  may be more  affected  by external conditions. Ample alternate liquidity is maintained.

     Moody's  ratings  for  state  and  municipal  short-term   obligations  are
designated  "Moody's  Investment  Grade"  ("MIG").  Short-term  notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent protection is afforded by established  cash flows,  highly reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of protection  are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies,
Inc. ("Standard and Poor's")

The following  ratings by Standard and Poor's for  commercial  paper (defined by
Standard  and Poor's as debt  having an  original  maturity  of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial  commitment on the obligation is strong.  Within this category,  a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2:  Obligation is somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations  in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:

SP-1:  Strong  capacity to pay principal and  interest.  An issue  determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all  municipal  debt issues that have a demand or double  feature as part of their  provisions.  The first rating addresses the likelihood of repayment of principal and interest. as due, and the second rating  addresses only the demand feature.  With short-term  demand debt,
Standard  and Poor's note  rating  symbols  are used with the  commercial  paper symbols (for example, "SP-1+/A-1+").

   Fitch, Inc. ("Fitch")

Fitch  assigns the following  short-term  ratings to debt  obligations  that are payable on demand or have  original  maturities  of generally up to three years, including  commercial  paper,  certificates of deposit,  medium-term  notes, and municipal and investment notes:

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

   Dominion  Bond  Rating  Service  Limited
   ("DBRS")

R-1:  Short term debt rated "R-1 (high)" is of the highest credit  quality,  and indicates  an entity  which  possesses  unquestioned  ability  to repay  current liabilities as they fall due.  Entities rated in this category normally maintain strong liquidity positions,  conservative debt levels and profitability which is both stable and above  average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound  industry  segments  with proven track records,  sustainable  positive  future  results and no  substantial  qualifying
negative   factors.   Given  the  extremely  tough  definition  which  DBRS  has established for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve),  entities rated "R-1
(middle)" are also  considered  strong credits which  typically  exemplify above average strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of satisfactory  credit quality.  The overall strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable as with higher rating categories,  but these  considerations are still
respectable.   Any  qualifying  negative  factors  which  exist  are  considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2:  Short term debt rated "R-2" is of adequate  credit  quality and within the three subset grades (high,  middle,  low),  debt  protection  ranges from having reasonable ability for timely repayment to a level which is considered only just adequate.  The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category,  and the past and future trend may suggest some risk of maintaining  the strength of key ratios in these areas.
Alternative sources of liquidity support are considered  satisfactory;  however, even the  strongest  liquidity  support  will not improve the  commercial  paper rating of the issuer.  The size of the entity may restrict its flexibility,  and its  relative  position in the  industry is not  typically as strong as the "R-1 credit".  Profitability trends, past and future, may be less favorable, earnings not as stable,  and there are often negative  qualifying  factors  present which could also make the entity more  vulnerable to adverse  changes in financial and economic conditions.

   LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

   Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are  generally  referred  to as "gilt  edged."  Interest  payments  are protected  by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such  issues.  Aa:  Judged to be of high  quality by all  standards.
Together  with the  "Aaa"  group,  they  comprise  what are  generally  known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection  may not be as large  as with  "Aaa"  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear  somewhat larger than that of "Aaa"
securities.

     Moody's  applies  numerical  modifiers  "1", "2" and "3" in its "Aa" rating classification.  The modifier "1"  indicates  that the  obligation  ranks in the higher  end of its  generic  rating  category;  the  modifier  "2"  indicates  a mid-range ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

   Standard and Poor's

Bonds  (including  municipal  bonds  maturing  beyond  three years) are rated as follows:

AAA:  Bonds  rated  "AAA" have the highest  rating  assigned  by Standard  &
Poor's.  The  obligor's  capacity  to  meet  its  financial  commitment  on  the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest  rated  obligations  only in small degree. A strong capacity to meet its financial  commitment on the obligation is very strong.

   Fitch

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

Because  bonds  rated in the "AAA"  and "AA"  categories  are not  significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated "F-1+".

     Appendix BOppenheimerFunds Special

Sales Charge Arrangements and Waivers In certain cases, the initial sales charge that applies to purchases of Class A shares(1) of the  Oppenheimer  funds or the contingent  deferred  sales charge that may apply to Class A, Class B or Class C shares  may be  waived.(2)  That is because of the  economies  of sales  efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the  "Distributor"),  or by dealers or other financial  institutions  that offer those  shares to certain  classes of  investors.  Not all  waivers  apply to all funds.

For the purposes of some of the waivers  described  below and in the  Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

     1)plans  created  or  qualified  under  Sections  401(a)  or  401(k) of the
          Internal Revenue Code,

     2)   non-qualified deferred compensation plans,

     3)   employee benefit plans(3)

     4)   Group Retirement Plans(4)

     5)   403(b)(7) custodial plan accounts

     6)   Individual  Retirement Accounts ("IRAs"),  including traditional IRAs,
          Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

Waivers  that apply at the time shares are  redeemed  must be  requested  by the shareholder and/or dealer in the redemption request. I.

Applicability  of Class A Contingent  Deferred  Sales  Charges in Certain  Cases
----------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent  Deferred Sales Charge
(unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(5)  This waiver provision applies to:

     |_|  Purchases of Class A shares aggregating $1 million or more.

     |_|  Purchases of Class A shares by a Retirement Plan that was permitted to purchase  such shares at net asset  value but subject to a  contingent deferred  sales charge  prior to March 1, 2001.  That  included  plans
          (other than IRA or 403(b)(7)  Custodial  Plans) that: 1) bought shares costing  $500,000 or more,  2) had at the time of purchase 100 or more eligible  employees  or total plan assets of  $500,000 or more,  or 3)
          certified  to the  Distributor  that it  projects  to have annual plan purchases of $200,000 or more.

     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases  are made: 1) through a broker,  dealer,  bank or registered investment  adviser  that  has  made  special  arrangements  with  the
          Distributor  for  those  purchases,  or 2) by a direct  rollover  of a distribution from a qualified  Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.

   |_|   Purchases of Class A shares by
            Retirement Plans that have any
            of the following
            record-keeping arrangements:

          1) The record  keeping is  performed by Merrill  Lynch  Pierce  Fenner
          & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
          Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its  assets  invested  in (a) mutual  funds,  other than those advised  or  managed  by Merrill  Lynch  Investment  Management,  L.P.
          ("MLIM"),  that are made available under a Service  Agreement  between
          Merrill  Lynch  and  the  mutual  fund's   principal   underwriter  or
          distributor,  and (b) funds  advised  or  managed  by MLIM (the  funds described in (a) and (b) are referred to as "Applicable Investments").

          2) The record keeping for the Retirement  Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch.
          On the  date  the  plan  sponsor  signs  the  record  keeping  service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets  (excluding assets invested in money market funds) invested in Applicable Investments.

          3) The record keeping for a Retirement Plan is handled under a service agreement  with Merrill  Lynch and on the date the plan sponsor  signs that  agreement,  the  Plan  has 500 or more  eligible  employees  (as determined by the Merrill Lynch plan conversion manager). II.

Waivers    of    Class    A    Sales     Charges    of     Oppenheimer     Funds
----------------------------------------

A.  Waivers of  Initial  and  Contingent  Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales  charges  (and  no  concessions  are  paid  by the  Distributor  on such purchases):

     |_|  The Manager or its affiliates.

     |_|  Present or former  officers,  directors,  trustees and employees  (and
          their  "immediate   families")  of  the  Fund,  the  Manager  and  its
          affiliates,  and  retirement  plans  established  by  them  for  their employees.  The  term  "immediate  family"  refers  to  one's  spouse,
          children,   grandchildren,   grandparents,   parents,  parents-in-law,
          brothers and sisters, sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts, uncles, nieces and nephews;  relatives by
          virtue  of  a  remarriage  (step-children,   step-parents,  etc.)  are
          included.

     |_|  Registered management  investment  companies,  or separate accounts of insurance  companies  having  an  agreement  with the  Manager  or the
          Distributor for that purpose.

     |_|  Dealers or brokers that have a sales  agreement with the  Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.

     |_|  Employees  and  registered  representatives  (and  their  spouses)  of dealers or brokers described above or financial institutions that have entered  into sales  arrangements  with such  dealers or brokers  (and which  are  identified  as  such  to  the  Distributor)  or  with  the
          Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the  purchaser's  own account (or for the benefit of such employee's spouse or minor children).

     |_|  Dealers,  brokers,  banks or registered  investment advisers that have entered into an agreement with the Distributor providing  specifically for the use of shares of the Fund in  particular  investment  products made  available  to their  clients.  Those  clients  may be  charged a transaction  fee by their  dealer,  broker,  bank or  advisor  for the purchase or sale of Fund shares.

     |_|  Investment  advisers and  financial  planners who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory,  consulting  or other fee for their  services and buy shares for their own accounts or the accounts of their clients.

     |_|  "Rabbi  trusts"  that  buy  shares  for  their  own  accounts,  if the purchases  are  made  through  a broker  or  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.

     |_|  Clients  of  investment  advisers  or  financial  planners  (that have entered into an agreement for this purpose with the  Distributor)  who buy shares for their own accounts  may also  purchase  shares  without sales charge but only if their accounts are linked to a master account of their  investment  adviser  or  financial  planner on the books and records of the broker, agent or financial  intermediary with which the
          Distributor  has  made  such  special  arrangements  . Each  of  these investors  may be  charged  a fee by the  broker,  agent or  financial intermediary for purchasing shares.

     |_|  Directors, trustees, officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives  or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the
          investment   adviser  (the   Distributor   must  be  advised  of  this
          arrangement)  and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

     |_|  A unit investment trust that has entered into an appropriate agreement with the Distributor.

     |_|  Dealers,  brokers,  banks, or registered investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares to defined  contribution  employee retirement plans for which the dealer, broker or investment adviser provides administration services.

     |_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections 401(a),  401(k),  403(b) or 457 of the Internal Revenue
          Code),  in each  case if those  purchases  are made  through a broker,
          agent  or  other   financial   intermediary   that  has  made  special
          arrangements with the Distributor for those purchases.

     |_|  A  TRAC-2000  401(k)  plan  (sponsored  by the former  Quest for Value
          Advisors)  whose Class B or Class C shares of a Former Quest for Value
          Fund  were  exchanged  for  Class A  shares  of that  Fund  due to the termination  of the Class B and Class C TRAC-2000  program on November
          24, 1995.

     |_|  A qualified  Retirement Plan that had agreed with the former Quest for
          Value Advisors to purchase shares of any of the Former Quest for Value
          Funds  at net  asset  value,  with  such  shares  to be  held  through
          DCXchange,  a sub-transfer agency mutual fund  clearinghouse,  if that arrangement was consummated and share purchases  commenced by December
          31, 1996.

     |_|  Effective  October  1, 2005,  taxable  accounts  established  with the proceeds of Required Minimum Distributions from Retirement Plans.

     |_|  Purchases by former shareholders of Atlas Strategic Income Fund of the
          Class A shares of any Oppenheimer  fund that is available for exchange shareholders of Oppenheimer Strategic Income Fund.

B.  Waivers of the Class A Initial  and  Contingent  Deferred  Sales  Charges in
Certain Transactions.

     1.   Class A shares issued or purchased in the following  transactions  are not  subject  to sales  charges  (and no  concessions  are paid by the
          Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     |_|  Shares   purchased   by  the   reinvestment   of  dividends  or  other
          distributions  reinvested from the Fund or other  Oppenheimer funds or unit investment trusts for which  reinvestment  arrangements have been made with the Distributor.

     |_|  Shares  purchased  by  certain  Retirement  Plans  that  are part of a
          retirement  plan  or  platform   offered  by  banks,   broker-dealers,
          financial   advisors   or   insurance   companies,   or   serviced  by
          recordkeepers.

     |_|  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

     |_|  Shares purchased in amounts of less than $5.

     2.   Class A shares issued and purchased in the following  transactions are not subject to sales  charges (a dealer  concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first
          6 months of plan  establishment):  |_|  Retirement  Plans that have $5
          million or more in plan  assets.  |_|  Retirement  Plans with a single
          plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.  Waivers  of the  Class  A  Contingent  Deferred  Sales  Charge  for  Certain
Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would  otherwise  be subject to the  contingent  deferred  sales charge are redeemed in the following cases:

     |_|  To make Automatic  Withdrawal Plan payments that are limited  annually to no more than 12% of the account value adjusted annually.

     |_|  Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to  "Shareholder  Account
          Rules and Policies," in the applicable fund Prospectus).

     |_|  For distributions from Retirement Plans,  deferred  compensation plans or other employee benefit plans for any of the following purposes:

     1)   Following the death or disability (as defined in the Internal  Revenue
          Code) of the participant or beneficiary.  The death or disability must occur after the participant's account was established.

     2)   To return excess contributions.

     3)   To return contributions made due to a mistake of fact.

     4)   Hardship withdrawals, as defined in the plan.

     5)   Under a Qualified Domestic Relations Order, as defined in the Internal
          Revenue  Code,  or,  in the case of an IRA,  a divorce  or  separation agreement described in Section 71(b) of the Internal Revenue Code.

     6)   To meet the minimum distribution  requirements of the Internal Revenue
          Code.

     7)   To make  "substantially  equal  periodic  payments"  as  described  in
          Section 72(t) of the Internal Revenue Code.

     8)   For loans to participants or beneficiaries.

     9)   Separation from service.

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
          (other  than a fund  managed  by the  Manager or a  subsidiary  of the
          Manager)  if  the  plan  has  made  special   arrangements   with  the
          Distributor.

     11)  Plan  termination  or  "in-service  distributions,"  if the redemption proceeds  are rolled over  directly  to an  OppenheimerFunds-sponsored
          IRA.

     |_|  For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special  agreement with the  Distributor  allowing this waiver.

     |_|  For distributions  from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
          Distributor.

     |_|  For distributions from retirement plans which are part of a retirement plan  product or platform  offered by certain  banks,  broker-dealers, financial  advisors,  insurance companies or record keepers which have entered into a special agreement with the Distributor.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer  Funds
-------------------------------------------

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied to shares  purchased  in certain  types of  transactions  or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B,  Class C and Class N  contingent  deferred  sales  charges  will be waived for redemptions of shares in the following cases:

     |_|  Shares redeemed  involuntarily,  as described in "Shareholder  Account
          Rules and Policies," in the applicable Prospectus.

     |_|  Redemptions  from accounts other than  Retirement  Plans following the death or disability of the last  surviving  shareholder.  The death or disability must have occurred after the account was  established,  and for  disability  you  must  provide  evidence  of a  determination  of disability by the Social Security Administration.

     |_|  The  contingent  deferred  sales  charges  are  generally  not  waived following  the death or disability of a grantor or trustee for a trust account.  The contingent deferred sales charges will only be waived in the  limited  case of the death of the  trustee of a grantor  trust or revocable  living  trust  for  which  the  trustee  is also  the  sole beneficiary.  The death or  disability  must have  occurred  after the account was established,  and for disability you must provide evidence of a determination  of disability (as defined in the Internal  Revenue
          Code).

     |_|  Distributions  from accounts for which the broker-dealer of record has entered into a special  agreement with the  Distributor  allowing this waiver.

     |_|  Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained  on a daily  valuation  basis by  Merrill  Lynch or an independent record keeper under a contract with Merrill Lynch.

     |_|  Redemptions of Class C shares of  Oppenheimer  U.S.  Government  Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     |_|  Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted  more  than 12  months  after the  Retirement  Plan's  first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     |_|  Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:

          1)   Following  the death or  disability  (as defined in the  Internal
               Revenue Code) of the  participant  or  beneficiary.  The death or
               disability  must  occur  after  the  participant's   account  was
               established in an Oppenheimer fund.

          2)   To return excess  contributions made to a participant's  account.
               3) To return contributions made due to a mistake of fact.

          4)   To make hardship withdrawals, as defined in the plan.

          5)   To  make  distributions   required  under  a  Qualified  Domestic
               Relations  Order  or,  in  the  case  of an  IRA,  a  divorce  or separation  agreement  described in Section 71(b) of the Internal
               Revenue Code.

          6)   To meet the minimum  distribution  requirements  of the  Internal
               Revenue Code.

          7)   To make  "substantially  equal periodic payments" as described in
               Section 72(t) of the Internal Revenue Code.

          8)   For loans to participants or beneficiaries.

          9)   On account of the participant's separation from service.

          10)  Participant-directed  redemptions to purchase  shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.

          11)  Distributions   made  on  account  of  a  plan   termination   or
               "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

          12)  For distributions from a participant's account under an Automatic
               Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the  distributions  does not exceed 10%
               of the account's value, adjusted annually.

          13)  Redemptions of Class B shares under an Automatic  Withdrawal Plan for an account  other than a Retirement  Plan,  if the  aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually. 14) For distributions from 401(k) plans sponsored  by  broker-dealers  that have  entered  into a special
               arrangement  with  the  Distributor  allowing  this  waiver.  |_|
               Redemptions  of  Class B  shares  or  Class  C  shares  under  an
               Automatic Withdrawal Plan from an account other than a Retirement
               Plan if the  aggregate  value  of the  redeemed  shares  does not exceed 10% of the account's value annually.

     B.   Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge  is also  waived on Class B and Class C
shares sold or issued in the following  cases: |_| Shares sold to the Manager or
its affiliates. |_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or
the Distributor for that purpose.  |_| Shares issued in plans of  reorganization
to which the Fund is a party.  |_| Shares  sold to  present or former  officers,
directors,  trustees or  employees  (and their  "immediate  families" as defined above  in  Section  I.A.)  of the  Fund,  the  Manager  and its  affiliates  and retirement plans established by them for their employees.

IV. Special Sales Charge  Arrangements for  Shareholders of Certain  Oppenheimer
Funds   Who   Were    Shareholders    of   Former    Quest   for   Value   Funds
-----------------------------------------

   The initial and contingent deferred
   sales charge rates and waivers for
   Class A, Class B and Class C shares
   described in the Prospectus or
   Statement of Additional Information of
   the Oppenheimer funds are modified as
   described below for certain persons who
   were shareholders of the former Quest
   for Value Funds.  To be eligible, those
   persons must have been shareholders on
   November 24, 1995, when
   OppenheimerFunds, Inc. became the
                      ----------------------------------------------------------

investment  adviser to those  formeConcessi  Initial  Sales Charge as a % of Net
Amount Invested Quest for Value Funds.  Those funds include:  Oppenheimer Rising
Dividends Fund, Inc.  Oppenheimer  Small- & Mid- Cap Value Fund  Oppenheimer
Quest Balanced Fund Oppenheimer Quest International Value Fund, Inc.

Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

     Quest for Value U.S. Government Income Fund
     Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund
     Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund
     Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired by such  shareholder  pursuant to an exchange of shares of an
          Oppenheimer fund that was one of the Former Quest for Value Funds, or

     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
          Oppenheimer  fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other  Oppenheimer  fund on
          November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X| Reduced  Class A Initial  Sales  Charge  Rates for Certain  Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales  charge rates for Class A shares  purchased  by members of  "Associations"
formed for any purpose other than the purchase of  securities.  The rates in the table apply if that Association  purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

                                            oniasa% oflOfferinge
   Number of Eligible Employees or Members  Price                Price % of Offering
                      ----------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not   2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
      shares purchased by the following investors are not subject to any
      Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
      Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
      the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
      Oppenheimer fund. The shares must have been acquired by the merger of a
      Former Quest for Value Fund into the fund or by exchange from an
      Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March
      6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
      but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class
      B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For
      Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to
      November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
      Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
      Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class
      A contingent deferred sales charge that was in effect prior to March
      18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
         Former Connecticut Mutual Funds were $500,000 prior to March 18,
         1996, as a result of direct purchases or purchases pursuant to the
         Fund's policies on Combined Purchases or Rights of Accumulation, who
         still hold those shares in that Fund or other Former Connecticut
         Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to
      March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
         Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the
         Combined Purchases, Statement of Intention and Rights of
         Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
         Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
         Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
         Services, L.L.C. ("CMFS"), the prior distributor of the Former
         Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
         Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
   403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
   Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.   Special Reduced Sales Charge for Former Shareholders of Advance
      America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
      Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,

|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

|_|   dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
------------------------------------------------------------------------------

Internet Website:
www.oppenheimerfunds.com

Investment Advisor
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (1.800.225.5677)

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Registered Independent Public Accounting Firm
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

Legal Counsel

Mayer Brown LLP
1675 Broadway
New York, New York 10019

PX0200.001.1107

   (1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
   Securities Fund.
   (2) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
   "redemptions" mean "repurchases" of shares.
   (3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
   (4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
   Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
   (5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
   Retirement Plan that pays for the purchase with the redemption proceeds of
   Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
   (6) This provision does not apply to IRAs.
   (7) This provision only applies to qualified retirement plans and 403(b)(7)
   custodial plans after your separation from service in or after the year you reached age 55.
   (8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
   (9) This provision does not apply to IRAs.
   (10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
   (11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                            OPPENHEIMER MONEY MARKET FUND, INC.

                                         FORM N-1A

                                           PART C

                                     OTHER INFORMATION

Item 23. Exhibits

(a)   (i)   Articles  of  Incorporation  dated  December  13,  1973:  Previously  filed with
Registrants  Registration  Statement on Form S-5, refiled with  Registrant's  Post-Effective
Amendment No. 54 (4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

      (ii)  Articles  of  Amendment  of  Articles of  Incorporation  dated  April 10,  1974:
Previously filed with Registrants  Post-Effective  Amendment No. 3, (4/28/88),  refiled with
Registrant's  Post-Effective  Amendment No. 54 (4/27/95)  pursuant to Item 102 of Regulation
S-T, and incorporated herein by reference.

      (iii) Articles  of  Amendment  of  Articles  of  Incorporation  dated  July  9,  1975:
Previously filed with Registrants  Post-Effective Amendment No. 9, refiled with Registrant's
Post-Effective  Amendment  No. 54  (4/27/95)  pursuant to Item 102 of  Regulation  S-T,  and incorporated herein by reference.

      (iv)  Articles of  Amendment  of Articles of  Incorporation  dated  December 13, 1979:
Previously filed with Registrants  Post-Effective Amendment No. 42, (4/28/88),  refiled with
Registrant's  Post-Effective  Amendment No. 54 (4/27/95)  pursuant to Item 102 of Regulation
S-T, and incorporated herein by reference.

      (v)   Articles  of  Amendment  of  Articles  of  Incorporation  dated  May  22,  1980:
Previously filed with Registrants  Post-Effective Amendment No. 42, (4/28/88),  refiled with
Registrant's  Post-Effective  Amendment No. 54 (4/27/95)  pursuant to Item 102 of Regulation
S-T, and incorporated herein by reference.

      (vi)  Articles  of  Amendment  of  Articles  of  Incorporation  dated  June 16,  1980:
Previously filed with Registrants  Post-Effective Amendment No. 42, (4/28/88),  refiled with
Registrant's  Post-Effective  Amendment No. 54 (4/27/95)  pursuant to Item 102 of Regulation
S-T, and incorporated herein by reference.

      (vii) Articles  of  Amendment  of  Articles  of  Incorporation  dated  July  2,  1981:
Previously   filed  with   Registrants   Post-Effective   Amendment  No.  26,  refiled  with
Registrant's  Post-Effective  Amendment No. 54 (4/27/95)  pursuant to Item 102 of Regulation
S-T, and incorporated herein by reference.

      (viii)      Articles of  Amendment  of Articles of  Incorporation  dated  February 23,
1982:  Previously  filed with  Registrants  Post-Effective  Amendment  No. 27,  refiled with
Registrant's  Post-Effective  Amendment No. 54 (4/27/95)  pursuant to Item 102 of Regulation
S-T, and incorporated herein by reference.

      (ix)  Articles of  Amendment  of  Articles of  Incorporation  dated  August 30,  1982:
Previously filed with Registrants  Post-Effective Amendment No. 42, (4/28/88),  refiled with
Registrant's  Post-Effective  Amendment No. 54 (4/27/95)  pursuant to Item 102 of Regulation
S-T, and incorporated herein by reference.

(b)   Amended and Restated  By-Laws dated April 11, 2002:  Previously filed with Registrants
Post-Effective Amendment No. 64, (7/19/02), and incorporated herein by reference.

      (i) Amendment No. 1 to Amended and Restated By-Laws dated August 11, 2005:  Previously
filed  with  Post-Effective   Amendment  No.  70,  (9/26/06),  and  incorporated  herein  by reference..

(c)   Specimen  Share  Certificate:   Previously  filed  with  Registrant's   Post-Effective
Amendment No. 63, (11/27/01), and incorporated herein by reference.

(d)   Amended  and  Restated   Investment   Advisory  Agreement  dated  December  12,  2002:
Previously  filed  with  Registrant's   Post-Effective   Amendment  No.  66  (9/22/03),  and
incorporated herein by reference.

(e)   (i)   General  Distributor's  Agreement dated December 10, 1992: Previously filed with
Registrant's   Post-Effective   Amendment  No.  50  (4/22/93),   refiled  with  Registrant's
Post-Effective  Amendment  No.  54  (4/27/95)  pursuant  to Item 102 of  Regulation  S-T and incorporated herein by reference.

      (ii)  Form of Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:  Previously
filed with  Post-Effective  Amendment No. 34 to the  Registration  Statement of  Oppenheimer
Main Street Funds, Inc. (Reg. No. 33-17850), 10/23/06, and incorporated herein by reference.

      (iii) Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:  Previously
filed with  Post-Effective  Amendment No. 34 to the  Registration  Statement of  Oppenheimer
Main Street Funds, Inc. (Reg. No. 33-17850), 10/23/06, and incorporated herein by reference.

      (iv)  Form of Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:  Previously
filed with  Post-Effective  Amendment No. 34 to the  Registration  Statement of  Oppenheimer
Main Street Funds, Inc. (Reg. No. 33-17850), 10/23/06, and incorporated herein by reference.

      (v)   Form  of  Trust  Company  Fund/SERV  Purchase   Agreement  of   OppenheimerFunds
Distributor,   Inc.:   Previously  filed  with  Post-Effective   Amendment  No.  45  to  the
Registration  Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (vi)  Form of Trust Company Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 34 to the  Registration  Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),  10/23/06,  and incorporated herein by reference.

(f)   (i)   Amended and Restated  Retirement Plan for  Non-Interested  Trustees or Directors
dated 8/9/01;  Previously  filed with  Post-Effective  Amendment No. 34 to the  Registration
Statement of Oppenheimer  Gold & Special  Minerals Fund (Reg. No.  2-82590),  10/25/01,  and
incorporated herein by reference.

      (ii)  Form  of  Compensation  Deferral  Plan  for  Disinterested   Trustees/Directors:
Previously  filed with  Post-Effective  Amendment  No. 1 to the  Registration  Statement  of
Oppenheimer Baring Japan Fund (Reg. No.  333-137581),  9/27/07,  and incorporated  herein by reference.

(g)
      (i) Global Custodial  Services Agreement dated July 15, 2003, as amended September 13,
2006, between Registrant and Citibank,  N.A.: Previously filed with Post-Effective Amendment
No. 27 to the  Registration of Oppenheimer  California  Municipal Fund (Reg. No.  33-23566),
9/26/06, and incorporated herein by reference.

      (ii) Amended and Restated  Foreign  Custody  Manager  Agreement  dated May 31, 2001 as amended  July  15,  2003:  Previously  filed  with  Pre-Effective  Amendment  No.  1 to  the
Registration  Statement  of  Oppenheimer   International  Large-Cap  Core  Trust  (Reg.  No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and  Consent  of Counsel  dated  February  28,  1974:  Previously  filed with
Registrant's Registration Statement,  refiled with Registrant's Post-Effective Amendment No.
54, (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith

(k)   Not applicable.

(l)   Not applicable.

(m)   Not applicable.

(n)   Oppenheimer  Funds  Multiple  Class Plan under Rule  18f-3  updated  through  8/29/07:
Previously  Filed with the Initial  Registration  Statement of Oppenheimer  Portfolio Series
Fixed Income  Investor Fund (Reg.  No.  333-146105),  9/14/07,  and  incorporated  herein by reference.

(o)   (i)   Powers of Attorney for all  Trustees/Directors and Brian Wixted dated August 16,
2007: Previously filed with the Pre-Effective  Amendment No. 1 to the Registration Statement
of Oppenheimer Global Value Fund (Reg. No. 333-144517,  9/10/07,  and incorporated herein by reference.

(p)   Not applicable [the Registrant is a Money Market Fund].

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. Indemnification

Reference  is  made to the  provisions  of  Article  Seventh  of  Registrant's  Articles  of
Amendment  of  Articles  of  Incorporation  filed  as  Exhibit  23(a)  to this  Registration
Statement, and incorporated herein by reference.

Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 may be permitted to  Directors,  officers and  controlling  persons of  Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the
Securities  and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Securities Act of 1933 and is, therefore,  unenforceable. In the event that a claim for  indemnification  against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director,  officer or controlling  person of Registrant in the  successful  defense of any action,  suit or  proceeding)  is asserted by such Director, officer or controlling  person,  Registrant  will,  unless in the opinion of its counsel the matter  has  been  settled  by  controlling  precedent,  submit  to a court  of  appropriate jurisdiction  the question  whether such  indemnification  by it is against public policy as expressed in the  Securities Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment  adviser of the  Registrant;  it and certain subsidiaries  and  affiliates  act in the  same  capacity  to  other  investment  companies, including  without  limitation  those  described  in Parts A and B hereof and listed in Item
26(b) below.

(b)   There is set forth below  information as to any other business,  profession,  vocation or  employment  of a  substantial  nature  in  which  each  officer  and  director  of
      OppenheimerFunds,  Inc.  is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the  capacity of  director,  officer,  employee, partner or trustee.
--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Adams               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carl Algermissen,           None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dmitri Artemiev             Formerly (until January 2007)  Analyst/Developer at
Assistant Vice President    Fidelity Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Hany S. Ayad,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Rowe Price  Group  (September  2000 - January
                            2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marc Baylin,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rajeev Bhaman,              None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa I. Bloomberg,          None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Veronika Boesch,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lori E. Bostrom,            None
Vice President & Senior
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David J. Bowers             Formerly  (until  July 2007)  Analyst at  Evergreen
Assistant Vice President    Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Garrett C. Broadrup,        Formerly  an  Associate  at Davis  Polk &  Wardwell
Assistant Vice President &  (October 2002 - October 2006)
Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Holly Broussard,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristine Bryan-Levin,       None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stephanie Bullington,       None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JoAnne Butler,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dale William Campbell,      Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Closs,               Formerly (until January 2007)  Development  Manager
Assistant Vice President    at OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gerald James Concepcion,    None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Terry Crady,                Formerly     IT     Development      Manager     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Dachille,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Damian,                None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Dawson,              None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Delano,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kendra Delisa,              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sara Donahue,               Formerly   (until   November   2006)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Alicia Dopico,              Formerly    (until    August   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          Formerly  Associate at Dechert LLP (September  2000
Vice President & Assistant  - December 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech University (July 2005 - December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James Robert Erven,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rachel Fanopoulos,          Formerly    Manager    (until   August   2007)   of
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew Farkas,             Formerly  Associate at Epstein Becker & Green, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steven Fling,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Barbara Fraser,             None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Donald French,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Gapay,              Formerly (as of January  2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Seth Gelman,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Raquel Granahan,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert W. Hawkins,          None
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Herrmann,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Andrew Huddleston,    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Huttlin,               Senior   Vice    President    (Director    of   the
Senior Vice President       International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Frank V. Jennings,          None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jin Jo,                     Formerly  Audit  Manager  at  Deloitte & Touche LLP
Assistant Vice President    (as of August 2007)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Kadehjian,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Kiernan,               None
Assistant Vice President &
Marketing Compliance
Manager

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Kim,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Audrey Kiszla,              Formerly Vice  President at First Horizon  Merchant
Vice President              Services (December 2005- May 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Klassen,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Knott,              None
Executive Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Kohn,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Martin S. Korn,             None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tatyana Kosheleva,          Formerly (as of April 2007) Finance  Manager at IBM
Assistant Vice President    Corp.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

S. Arthur Krause,           Formerly Product Manager of OppenheimerFunds,  Inc.
Assistant Vice President    (as of January 2007).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Randy Legg,                 None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Justin Livengood,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christina Loftus,           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel G. Loughran          None
Senior Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Senior Vice President       Inc.  and  Senior  Vice  President  of  Shareholder

                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Misha Lozovik,              None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Martin,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Angelo G. Manioudakis,      Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional

                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William T. Mazzafro,        Formerly  self-employed as a securities  consultant
Vice President              (January 2004 - December 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trudi McKenna,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Neil McCarthy,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William McNamara,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary McNamee,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jay Mewhirter,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jan Miller,                 None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sarah Morrison,             Formerly   (as  of   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jill Mulcahy,               None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, Chief             Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Meaghan Murphy,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christine Nasta,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James B. O'Connell,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tony Oh,                    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John J. Okray,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristina Olson,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David P. Pellegrino,        None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nicolas Pisciotti,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Christine Polak,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Quarles,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy Raeke,              Formerly  (as of July 2007) Vice  President  at MFS
Assistant Vice President    Investment Management.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President :
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Robis,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jessica Rosenfeld,          None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Richard Royce,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Adrienne Ruffle,            None.
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gary Salerno,               Formerly   (as  of  May  2007)   Separate   Account
Assistant Vice President    Business Liaison at OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Savallo,               Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ellen P. Schoenfeld,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Schneider,          Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Allan P. Sedmak,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kamal Shah,                 None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Navin Sharma,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tammy Sheffer,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary Dugan Sheridan,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Skatrud,            Formerly (as of March 2007)  Corporate Bond Analyst
Assistant Vice President    at Putnam Investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Smith,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brett Stein,                Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Benjamin Stewart,           None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Peter Strzalkowski,         Formerly  (as  of  August  2007)   Founder/Managing
Vice President              Partner at Vector Capital Management.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian C. Szilagyi,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Toomey,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Vincent Toner,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Cameron Ullyatt,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nancy Vann,                 None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jake Vogelaar,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Troy Willis,                None
Assistant Vice President,
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mitchell Williams,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie Wimer,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Meredith Wolff,             None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
President, Chief            HarbourView  Asset  Management  Corporation and OFI
Investment Officer &        Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer

                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Geoff Youell,               None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert G. Zack,             General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private    Investments    Inc.;    Executive   Vice
                            President,  General  Counsel  and  Director  of OFI
                            Trust Company;  Director and Assistant Secretary of
                            OppenheimerFunds    International   Limited;   Vice
                            President,   Secretary   and  General   Counsel  of
                            Oppenheimer    Acquisition   Corp.;   Director   of
                            OppenheimerFunds      International     Distributor
                            Limited; Vice President of OppenheimerFunds  Legacy
                            Program;    Vice    President   and   Director   of
                            Oppenheimer Partnership Holdings Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ronald Zibelli, Jr.         Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund

Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):

     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc.,
Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management
Corporation, and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial,
Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView
Asset Management Corporation, Oppenheimer Acquisition Corp., OFI Private Investments Inc.,
OFI Institutional Asset Management, Inc. Oppenheimer Real Asset Management, Inc. and OFI
Trust Company is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye,
New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert Street, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street,
Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite 1601, Central
Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds  Distributor,  Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered  open-end  investment  companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described in Part A and B of this  Registration  Statement and listed in Item 26(b) above (except  Panorama  Series Fund,
Inc.) and for MassMutual Select Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Timothy Abbhul(1)                Vice President and       None
                                 Treasurer

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Tracey Apostolopoulos(1)         Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)            Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Beringer                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rick Bettridge                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Bryan Bracchi                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Joshua Broad(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Caruso                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Donelle Chisolm(2)               Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President           None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Daley                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                  Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President           None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Beth Arthur Du Toit(1)           Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Hillary Eigen(2)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James Fereday                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradley Finkle(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William Friebel                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Alyson Frost                     Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Fuermann                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Grill(2)                  Senior Vice President    None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James E. Gunter                  Vice President           None
603 Withers Circle

Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Garrett Harbron                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jennifer Hoelscher(1)            Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Patrick Hyland(2)                Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Keith Hylind(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nivan Jaleeli                    Vice President           None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Elyse Jurman                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Matthew Kasa                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Keffer(2)                 Senior Vice President    None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina J. Keller(2)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Brian Kiley(2)                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Lisa Klassen(1)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Richard Knott(1)                 President and Director   None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jesse Levitt(2)                  Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christina Loftus(2)              Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Lyman                      Vice President           None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael McDonald                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

John C. McDonough                Senior Vice President    None
533 Valley Road

New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William Meerman                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Melehan                   Vice President           None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Saul Mendoza                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Matthew Mulcahy(2)               Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Donald Pawluk(2)                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Wayne Perry                      Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rachel Powers                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Nicole Pretzel                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)        Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dusting Raring                   Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ramsey Rayan                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Corry Read(2)                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Rock                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Rosenson              Vice President           None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryant Smith                    Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William K. Tai                   Vice President           None
12701 Prairie Drive
Urbandale, IA 50323
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Darren Walsh(1)                  Executive Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Patrick Walsh                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Janeanne Weickum                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Philip Witkower(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Kurt Wolfgruber                  Director                 None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Meredith Wolff(2)                Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michelle Wood(2)                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Secretary
                                 Director
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                  Vice President            None
----------------------------------------------------------------------------------
(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts,  books and other documents required to be maintained by Registrant pursuant to
Section 31(a) of the Investment Company Act of 1940 and rules promulgated  thereunder are in the  possession  of  OppenheimerFunds,  Inc.  at its  offices  at  6803  South  Tucson  Way,
Centennial, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                         SIGNATURES

Pursuant to the  requirements  of the Securities Act of 1933 and the Investment  Company Act
of 1940, the Registrant  certifies that it meets all the requirements  for  effectiveness of this  Registration  Statement  pursuant to Rule 485(b) under the  Securities Act of 1933 and has duly caused this  Registration  Statement to be signed on its behalf by the undersigned, thereunto duly  authorized,  in the City of New York and State of New York on the 9th day of
November, 2007.

                                    OPPENHEIMER MONEY MARKET FUND, INC.

                                    By: /s/ John V. Murphy*
                                    ----------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Director

Pursuant to the requirements of the Securities Act of 1933, this Registration  Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                   Date

Brian F. Wruble*             Chairman of the
---------------------------  Board of Directors         November 9, 2007
Brian F. Wruble

John V. Murphy*              President, Principal

--------------------------   Executive Officer          November 9, 2007
John V. Murphy               & Director

Brian W. Wixted*             Treasurer, Principal       November 9, 2007
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

David K. Downes*             Director                     November 9, 2007
--------------------
David K. Downes

Matthew P. Fink*             Director                     November 9, 2007

--------------------
Matthew P. Fink

Robert G. Galli*             Director                   November 9, 2007

--------------------
Robert G. Galli

Phillip A. Griffiths*        Director                   November 9, 2007

----------------------
Phillip A. Griffiths

Mary F. Miller*              Director                   November 9, 2007

--------------------------------------------------------------------------------------------
Mary F. Miller

Joel W. Motley*              Director                   November 9, 2007

--------------------
Joel W. Motley

Russell S. Reynolds, Jr.*    Director                   November 9, 2007

----------------------------
Russell S. Reynolds, Jr.

Joseph M. Wikler*            Director                   November 9, 2007

----------------------------
Joseph M. Wikler

Peter I. Wold*               Director                   November 9, 2007

----------------------------
Peter I. Wold

*By: /s/Kathleen T. Ives
    -----------------------------------------
    Kathleen T. Ives, Attorney-in-Fact

                            OPPENHEIMER MONEY MARKET FUND, INC.

                              Post-Effective Amendment No. 71

                             Registration Statement No. 2-49887

                                       EXHIBIT INDEX

Exhibit No.       Description

23(j)              Independent Registered Public Accounting Firm's Consent